GLENMEDE



                             THE GLENMEDE FUND, INC.
                             THE GLENMEDE PORTFOLIOS


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                          APRIL 30, 2001 -- (UNAUDITED)

                                                                             TAX-         CORE
                                                            GOVERNMENT      EXEMPT         FIXED
                                                               CASH          CASH          INCOME
                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                           ------------   ------------   ------------
ASSETS:
  Investments:
  Investments at value .................................   $         --   $         --   $159,682,519
  Repurchase agreements ................................    440,105,501    533,979,460     29,919,000
                                                           ------------   ------------   ------------
    Total investments ..................................    440,105,501    533,979,460    189,601,519
                                                           ------------   ------------   ------------
  Cash .................................................          7,770         66,631            989
  Receivable for fund shares sold ......................             --             --          2,100
  Receivable for collateral on securities loaned .......             --             --     36,608,808
  Interest receivable ..................................      1,154,113      2,599,151      2,139,078
  Other receivables ....................................             --          6,182         11,116
  Prepaid expenses and other assets ....................          7,368          7,562          4,314
                                                           ------------   ------------   ------------
    Total assets .......................................    441,274,752    536,658,986    228,367,924
                                                           ------------   ------------   ------------
LIABILITIES:
  Dividend payable .....................................      1,930,158      1,639,225             --
  Interest Payable .....................................             --             --        181,327
  Payable for fund shares redeemed .....................             --             --          1,200
  Payable for securities purchased .....................             --             --      2,084,642
  Reverse repurchase agreement .........................             --             --     21,353,125
  Payable for securities on loan .......................             --             --     36,608,808
  Accrued expenses .....................................        109,191         91,418         50,626
                                                           ------------   ------------   ------------
    Total liabilities ..................................      2,039,349      1,730,643     60,279,728
                                                           ------------   ------------   ------------
NET ASSETS..............................................   $439,235,403   $534,928,343   $168,088,196
                                                           ============   ============   ============
SHARES OUTSTANDING .....................................    439,164,136    534,992,944     16,231,884
                                                           ============   ============   ============
NET ASSET VALUE PER SHARE ..............................   $       1.00   $       1.00   $      10.36
                                                           ============   ============   ============


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
               STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                         APRIL 30, 2001 -- (UNAUDITED)

                                                                              SMALL
                                                              STRATEGIC   CAPITALIZATION   LARGE CAP
                                                               EQUITY         VALUE          VALUE
                                                              PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                            ------------  --------------   ---------
ASSETS:
  Investments:
  Investments at value..................................   $145,640,097   $247,636,043   $ 15,461,848
  Repurchase agreements ................................      7,269,000      6,741,000             --
                                                           ------------   ------------   ------------
    Total investments ..................................    152,909,097    254,377,043     15,461,848
                                                           ------------   ------------   ------------
  Cash .................................................            147            151         63,354
  Receivable for fund shares sold ......................         44,900        167,373             --
  Receivable for securities sold .......................             --      5,363,442        557,446
  Receivable for collateral on securities loaned .......      7,490,600     11,425,830        806,400
  Dividends receivable .................................         46,114         59,503         21,785
  Interest receivable ..................................            888            824             --
  Other receivables ....................................             --             37             --
  Prepaid expenses and other assets ....................          4,521         10,036          1,028
                                                           ------------   ------------   ------------
    Total assets .......................................    160,496,267    271,404,239     16,911,861
                                                           ------------   ------------   ------------
LIABILITIES:
  Payable for fund shares redeemed .....................         89,017        127,717             --
  Payable for securities purchased .....................      3,689,639        730,138        397,392
  Payable for securities on loan .......................      7,490,600     11,425,830        806,400
  Accrued expenses .....................................         62,422        202,504         27,217
                                                           ------------   ------------   ------------
    Total liabilities ..................................     11,331,678     12,486,189      1,231,009
                                                           ------------   ------------   ------------
NET ASSETS..............................................   $149,164,589   $258,918,050 1 $ 15,680,852
                                                           ============   ============   ============
SHARES OUTSTANDING .....................................      7,936,821     12,209,843 1    1,443,646
                                                           ============   ============   ============
NET ASSET VALUE PER SHARE ..............................   $      18.79   $      18.62 1 $      10.86
                                                           ============   ============   ============

-----------

1 These Shares Outstanding and Net Asset Value Per Share are for the Advisor
  Class. The Net Assets for the Advisor Class are $227,376,237. For the Institutional Class the Shares Outstanding are 1,696,596 and the Net Assets Value Per Share is $18.59. The Net Assets for the Institutional Class are $31,541,813.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                         APRIL 30, 2001 -- (UNAUDITED)

                                                                     NSTITUTIONAL
                                                   INTERNATIONAL    INTERNATIONAL
                                                     PORTFOLIO        PORTFOLIO
                                                   --------------   --------------
ASSETS:
  Investments:
  Investments at value .........................   $1,433,828,566   $  315,212,000
  Repurchase agreements ........................       39,725,000        4,018,000
                                                   --------------   --------------
    Total investments ..........................    1,473,553,566      319,230,000
                                                   --------------   --------------
  Cash .........................................              454              995
  Receivable for fund shares sold ..............           88,850          592,834
  Receivable for securities sold ...............               --        7,279,828
  Receivable for collateral on securities loaned      377,056,493       73,717,194
  Dividends receivable .........................        7,707,669        1,744,320
  Interest receivable ..........................            4,855              491
  Foreign tax reclaims receivable ..............          646,244          115,751
  Prepaid expenses and other assets ............           21,504            8,292
                                                   --------------   --------------
    Total assets ...............................    1,859,079,635      402,689,705
                                                   --------------   --------------
LIABILITIES:
  Payable for fund shares redeemed .............          190,032          520,678
  Payable for securities purchased .............        4,304,539               --
  Payable for securities on loan ...............      377,056,493       73,717,194
  Accrued expenses .............................          210,628          294,871
                                                   --------------   --------------
    Total liabilities ..........................      381,761,692       74,532,743
                                                   --------------   --------------
NET ASSETS .....................................   $1,477,317,943   $  328,156,962
                                                   ==============   ==============
SHARES OUTSTANDING .............................       96,370,581       22,312,691
                                                   ==============   ==============
NET ASSET VALUE PER SHARE ......................   $        15.33   $        14.71
                                                   ==============   ==============


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
              STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                         APRIL 30, 2001 -- (UNAUDITED)

                                                       SMALL
                                                   CAPITALIZATION     CORE
                                                       GROWTH         VALUE
                                                     PORTFOLIO      PORTFOLIO
                                                   ------------   ------------
ASSETS:
  Investments:
  Investments at value .........................   $132,976,932   $ 17,831,406
  Repurchase agreements ........................      7,113,000        178,000
                                                   ------------   ------------
    Total investments ..........................    140,089,932     18,009,406
                                                   ------------   ------------
  Cash .........................................          1,104             37
  Receivable for fund shares sold ..............          3,900             --
  Receivable for securities sold ...............        495,026        211,556
  Receivable for collateral on securities loaned     32,824,820      1,038,001
  Dividends receivable .........................             --         17,438
  Interest receivable ..........................            869             22
  Prepaid expenses  and other assets ...........         12,204          2,556
                                                   ------------   ------------
    Total assets ...............................    173,427,855     19,279,016
                                                   ------------   ------------
LIABILITIES:
  Payable for fund shares redeemed .............        425,703             --
  Payable for securities purchased .............      1,290,656             --
  Payable for securities on loan ...............     32,824,820      1,038,001
  Accrued expenses .............................        131,803         34,437
                                                   ------------   ------------
    Total liabilities ..........................     34,672,982      1,072,438
                                                   ------------   ------------
NET ASSETS .....................................   $138,754,873   $ 18,206,578
                                                   ============   ============
SHARES OUTSTANDING .............................     20,734,764      1,916,724
                                                   ============   ============
NET ASSET VALUE PER SHARE ......................   $       6.69   $       9.50
                                                   ============   ============


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED APRIL 30, 2001 -- (UNAUDITED)

                                                                 TAX-          CORE
                                                GOVERNMENT      EXEMPT         FIXED
                                                   CASH          CASH          INCOME
                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               ------------   ------------   ------------
Investment income:
  Interest .................................   $ 15,087,241   $  9,177,159   $  6,159,081
  Income from securities lending ...........             --             --         20,742
                                               ------------   ------------   ------------
    Total investment income ................     15,087,241      9,177,159      6,179,823
                                               ------------   ------------   ------------
Expenses:
  Administration fee .......................         92,659         93,792         29,794
  Professional fees ........................         10,726         20,854         14,025
  Interest expense .........................             --             --        658,645
  Pricing fees .............................             68         14,643            730
  Shareholder report expense ...............          7,550         12,522          4,313
  Shareholder servicing fees ...............        129,043        130,628         41,709
  Custodian fee ............................         13,143         19,261          3,541
  Directors' fees and expenses .............          6,978          6,209          2,213
  Registration and filing fees .............         35,965         21,274            447
  Other expenses ...........................          6,934          9,116          1,921
                                               ------------   ------------   ------------
    Total expenses .........................        303,066        328,299        757,338
                                               ------------   ------------   ------------
  Net investment income ....................     14,784,175      8,848,860      5,422,485
                                               ------------   ------------   ------------
Realized and unrealized gain (loss):
  Net realized gain (loss) on:
    Securities transactions ................         35,626         17,300       (352,094)
                                               ------------   ------------   ------------
    Net realized gain (loss) ...............         35,626         17,300       (352,094)
                                               ------------   ------------   ------------
  Net change in unrealized appreciation/
    depreciation of:
    Securities .............................             --             --      5,224,514
                                               ------------   ------------   ------------
    Net unrealized appreciation/depreciation             --             --      5,224,514
                                               ------------   ------------   ------------
Net realized and unrealized gain ...........         35,626         17,300      4,872,420
                                               ------------   ------------   ------------
Net increase in net assets resulting
  from operations ..........................   $ 14,819,801   $  8,866,160   $ 10,294,905
                                               ============   ============   ============



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                    STATEMENTS OF OPERATIONS -- (CONTINUED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2001 -- (UNAUDITED)

                                                                                SMALL
                                                             STRATEGIC     CAPITALIZATION    LARGE CAP
                                                              EQUITY            VALUE          VALUE
                                                             PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                            ------------   --------------   ------------
Investment income:
  Dividends .............................................   $    893,394 1  $  3,010,630    $    121,992
  Interest...............................................         74,958              --           6,832
  Income from securities lending.........................          1,311         383,285              86
                                                            ------------    ------------    ------------
    Total investment income..............................        969,663       3,393,915         128,910
                                                            ------------    ------------    ------------
Expenses:
  Investment advisory fee ...............................             --         671,629              --
  Administration fee ....................................         27,499          41,977           2,674
  Professional fees .....................................         31,661              --          12,619
  Pricing fees ..........................................          2,594           1,473           1,216
  Shareholder report expense ............................          4,980          13,452             163
  Shareholder servicing fees (Advisor Class) 2 ..........         38,279         270,003           3,722
  Shareholder servicing fees (Institutional Class) ......             --           7,057              --
  Custodian fee .........................................          4,162           6,611             348
  Directors' fees and expenses ..........................          2,500           3,967             554
  Registration and filing fees ..........................          1,634              --           1,157
  Other expenses ........................................          3,510          11,560             383
                                                            ------------    ------------    ------------
    Total expenses ......................................        116,819       1,027,729          22,836
                                                            ------------    ------------    ------------
  Net investment income .................................        852,844       2,366,186         106,074
                                                            ------------    ------------    ------------
Realized and unrealized gain (loss):
  Net realized gain on:
    Securities transactions including options ...........      1,667,089      15,825,835       1,537,890
                                                            ------------    ------------    ------------
    Net realized gain ...................................      1,667,089      15,825,835       1,537,890
                                                            ------------    ------------    ------------
  Net change in unrealized appreciation/
    depreciation of:
    Securities including options ........................    (20,752,442)      5,702,484      (1,838,561)
                                                            ------------    ------------    ------------
  Net unrealized appreciation/depreciation...............    (20,752,442)      5,702,484      (1,838,561)
                                                            ------------    ------------    ------------
  Net realized and unrealized gain (loss) ...............    (19,085,353)     21,528,319        (300,671)
                                                            ------------    ------------    ------------
  Net increase (decrease) in net assets
    resulting from operations............................   $(18,232,509)   $ 23,894,505    $   (194,597)
                                                            ============    ============    ============

---------
1 Net of foreign dividend withholding taxes of $9,047.
2 For Small Capitalization Value Portfolio only.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                    STATEMENTS OF OPERATIONS -- (CONTINUED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2001 -- (UNAUDITED)

                                                                            INSTITUTIONAL
                                                           INTERNATIONAL    INTERNATIONAL
                                                             PORTFOLIO        PORTFOLIO
                                                           -------------    -------------
Investment income:
  Dividends (net of foreign withholding taxes) 1 .......   $  13,663,099    $   2,751,003
  Interest .............................................       1,351,537          274,181
  Income from securities lending .......................         199,149           26,937
                                                           -------------    -------------
    Total investment income ............................      15,213,785        3,052,121
                                                           -------------    -------------
Expenses:
  Investment advisory fee ..............................              --        1,036,868
  Administration fee ...................................         269,370           49,563
  Professional fees ....................................          21,638           17,461
  Pricing fees .........................................           8,572            8,305
  Shareholder report expense ...........................           5,647           11,589
  Shareholder servicing fees ...........................         366,116               --
  Custodian fee ........................................          65,891           13,543
  Directors' fees and expenses .........................          20,723            2,707
  Registration and filing fees .........................          11,286           43,456
  Other expenses .......................................          26,861               --
                                                           -------------    -------------
    Total expenses .....................................         796,104        1,183,492
                                                           -------------    -------------
  Net investment income ................................      14,417,681        1,868,629
                                                           -------------    -------------
Realized and unrealized gain (loss):
  Net realized gain (loss) on:
    Securities transactions ............................      62,985,052       (3,860,726)
    Foreign currency transactions ......................      (1,473,641)      (1,597,220)
                                                           -------------    -------------
    Net realized gain (loss) ...........................      61,511,411       (5,457,946)
                                                           -------------    -------------
  Net change in unrealized appreciation/depreciation of:
    Securities .........................................    (112,176,193)     (13,643,969)
    Foreign currency translation .......................          84,283          (64,804)
                                                           -------------    -------------
    Net unrealized appreciation/depreciation ...........    (112,091,910)     (13,708,773)
                                                           -------------    -------------
Net realized and unrealized loss .......................     (50,580,499)     (19,166,719)
                                                           -------------    -------------
Net decrease in net assets resulting from operations ...   $ (36,162,818)   $ (17,298,090)
                                                           =============    =============

--------------------------------------------------------------------------------
1 The International Portfolio and Institutional International Portfolio had foreign dividend withholding taxes of $1,857,590 and $393,681, respectively.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                    STATEMENTS OF OPERATIONS -- (CONCLUDED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2001 -- (UNAUDITED)

                                                              SMALL
                                                          CAPITALIZATION      CORE
                                                             GROWTH           VALUE
                                                            PORTFOLIO       PORTFOLIO
                                                          --------------   ------------
Investment income:
  Dividends ............................................   $      2,209 1  $    108,745
  Interest .............................................        193,594           4,774
  Income from securities lending .......................         66,454             357
                                                           ------------    ------------
    Total investment income ............................        262,257         113,876
                                                           ------------    ------------
Expenses:
  Investment advisory fee ..............................        613,896          41,939
  Administration fee ...................................         25,962           3,331
  Professional fees ....................................             --          12,477
  Pricing fees .........................................            820             771
  Shareholder report expense ...........................          3,182              --
  Shareholder servicing fees ...........................        174,694           4,660
  Custodian fee ........................................          3,323             652
  Directors' fees and expenses .........................          2,928             266
  Registration and filing fees .........................          5,668             631
  Other expenses .......................................          2,278             347
                                                           ------------    ------------
    Total expenses .....................................        832,751          65,074
                                                           ------------    ------------
  Net investment (expenses in excess of) income ........       (570,494)         48,802
                                                           ------------    ------------
Realized and unrealized loss:
  Net realized loss on:
    Securities transactions ............................    (22,344,752)       (147,570)
                                                           ------------    ------------
    Net realized loss ..................................    (22,344,752)       (147,570)
                                                           ------------    ------------
  Net change in unrealized appreciation/depreciation of:
    Securities .........................................    (29,529,449)     (1,849,804)
                                                           ------------    ------------
    Net unrealized appreciation/depreciation ...........    (29,529,449)     (1,849,804)
                                                           ------------    ------------
Net realized and unrealized loss .......................    (51,874,201)     (1,997,374)
                                                           ------------    ------------
Net decrease in net assets resulting from operations ...   $(52,444,695)   $ (1,948,572)
                                                           ============    ============

----------
1 Net of foreign dividend withholding taxes of $21.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
             FOR THE SIX MONTHS ENDED APRIL 30, 2001 -- (UNAUDITED)

                                                                  TAX-            CORE
                                              GOVERNMENT         EXEMPT           FIXED
                                                 CASH             CASH            INCOME
                                               PORTFOLIO        PORTFOLIO        PORTFOLIO
                                             -------------    -------------    -------------
Net investment income ....................   $  14,784,175    $   8,848,860    $   5,422,485
Net realized gain (loss) on:
  Securities transactions ................          35,626           17,300         (352,094)
Net change in unrealized appreciation/
  depreciation of:
  Securities .............................              --               --        5,224,514
                                             -------------    -------------    -------------
Net increase in net assets resulting
  from operations ........................      14,819,801        8,866,160       10,294,905
Distributions to shareholders from:
  Net investment income ..................     (14,784,175)      (8,848,860)      (5,730,984)
Net increase (decrease) in net assets from
  capital share transactions .............      25,458,009       97,776,879      (10,567,768)
                                             -------------    -------------    -------------
Net increase (decrease) in net assets ....      25,493,635       97,794,179       (6,003,847)
NET ASSETS:
Beginning of period ......................     413,741,768      437,134,164      174,092,043
                                             -------------    -------------    -------------
End of period ............................   $ 439,235,403    $ 534,928,343    $ 168,088,196
                                             =============    =============    =============

--------------------------------------------------------------------------------
                       FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                  TAX-            CORE
                                              GOVERNMENT         EXEMPT           FIXED
                                                 CASH             CASH            INCOME
                                               PORTFOLIO        PORTFOLIO        PORTFOLIO
                                             -------------    -------------    -------------
Net investment income ....................   $  23,408,143    $  15,824,444    $  12,834,046
Net realized loss on:
   Securities transactions ...............              --               --       (3,633,391)
Net change in unrealized appreciation/
   depreciation of:
   Securities ............................              --               --        1,332,627
                                             -------------    -------------    -------------
Net increase in net assets resulting
   from operations .......................      23,408,143       15,824,444       10,533,282
Distributions to shareholders from:
   Net investment income .................     (23,408,143)     (15,824,444)     (12,979,062)
Net increase (decrease) in net assets from
   capital share transactions ............       7,834,320       87,101,682      (54,146,365)
                                             -------------    -------------    -------------
Net increase (decrease) in net assets ....       7,834,320       87,101,682      (56,592,145)
NET ASSETS:
Beginning of year ........................     405,907,448      350,032,482      230,684,188
                                             -------------    -------------    -------------
End of year ..............................   $ 413,741,768    $ 437,134,164    $ 174,092,043
                                             =============    =============    =============


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2001 -- (UNAUDITED)

                                                                                SMALL
                                                             STRATEGIC     CAPITALIZATION      LARGE CAP
                                                              EQUITY            VALUE            VALUE
                                                             PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                           -------------   --------------    -------------
Net investment income ..................................   $     852,844    $   2,366,186    $     106,074
Net realized gain on:
  Securities transactions including options ............       1,667,089       15,825,835        1,537,890
Net change in unrealized appreciation/
  depreciation of:
  Securities including options .........................     (20,752,442)       5,702,484       (1,838,561)
                                                           -------------    -------------    -------------
Net increase (decrease) in net assets resulting
  from operations ......................................     (18,232,509)      23,894,505         (194,597)
Distributions to shareholders from:
  Net investment income:
    Advisor Class  1 ...................................      (1,122,774)        (898,464)        (112,962)
    Institutional Class ................................              --         (149,449)              --
  Net realized gain (loss) on investments:
    Advisor Class ......................................              --         (908,751)              --
    Institutional Class ................................              --         (114,149)              --
Net decrease in net assets from
  capital share transactions ...........................         (44,490)     (32,653,905)      (5,262,271)
                                                           -------------    -------------    -------------
Net decrease in net assets .............................     (19,399,773)     (10,830,213)      (5,569,830)
NET ASSETS:
Beginning of period ....................................     168,564,362      269,748,263       21,250,682
                                                           -------------    -------------    -------------
End of period...........................................   $ 149,164,589   $  258,918,050    $  15,680,852
                                                           =============   ==============    =============

--------------------------------------------------------------------------------
                       FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                                SMALL
                                                             STRATEGIC     CAPITALIZATION      LARGE CAP
                                                              EQUITY            VALUE            VALUE
                                                             PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                           -------------   --------------    -------------
Net investment income ................................   $   1,641,205    $   1,796,443    $     458,990
Net realized gain (loss) on:
   Securities transactions including options .........      20,742,547       36,726,329          (82,259)
Net change in unrealized appreciation/depreciation of:
   Securities including options ......................     (10,155,922)      15,619,176       (1,865,394)
                                                         -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations ...................................      12,227,830       54,141,948       (1,488,663)
Distributions to shareholders from:
   Net investment income:
     Advisor Class 1 .................................      (1,666,526)      (1,535,621)        (435,627)
     Institutional Class .............................              --         (209,096)              --
   Net realized gain on investments:
     Advisor Class 1 .................................     (21,329,302)     (14,940,713)        (385,068)
     Institutional Class .............................              --       (1,612,216)              --
Net increase (decrease) in net assets from
   capital share transactions ........................      30,548,682      (47,908,497)     (35,617,964)
                                                         -------------    -------------    -------------
Net increase (decrease) in net assets ................      19,780,684      (12,064,195)     (37,927,322)
NET ASSETS:
Beginning of year ....................................     148,783,678      281,812,458       59,178,004
                                                         -------------    -------------    -------------
End of year ..........................................   $ 168,564,362    $ 269,748,263    $  21,250,682
                                                         =============    =============    =============

-------------
1 For Small Capitalization Value Portfolio only.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2001 -- (UNAUDITED)

                                                                                 INSTITUTIONAL
                                                              INTERNATIONAL      INTERNATIONAL
                                                                PORTFOLIO         PORTFOLIO
                                                             ---------------    ---------------
Net investment income ....................................   $    14,417,681    $     1,868,629
Net realized gain (loss) on:
  Securities transactions ................................        62,985,052         (3,860,726)
  Foreign currency transactions ..........................        (1,473,641)        (1,597,220)
Net change in unrealized appreciation/depreciation of:
  Securities .............................................      (112,176,193)       (13,643,969)
  Foreign currency translation ...........................            84,283            (64,804)
                                                             ---------------    ---------------
Net decrease in net assets resulting from operations .....       (36,162,818)       (17,298,090)
Distributions to shareholders from:
  Net investment income ..................................        (8,629,303)                --
Net increase in net assets from capital share transactions        36,022,218        174,111,855
                                                             ---------------    ---------------
Net increase (decrease) in net assets ....................        (8,769,903)       156,813,765
NET ASSETS:
Beginning of period ......................................     1,486,087,846        171,343,197
                                                             ---------------    ---------------
End of period ............................................   $ 1,477,317,943    $   328,156,962
                                                             ===============    ===============

--------------------------------------------------------------------------------
                       FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                                 INSTITUTIONAL
                                                              INTERNATIONAL      INTERNATIONAL
                                                                PORTFOLIO         PORTFOLIO
                                                             ---------------    ---------------
Net investment income ....................................   $    35,897,922    $     3,613,760
Net realized gain (loss) on:
   Securities transactions ...............................       132,207,211         18,438,456
   Foreign currency transactions .........................        (5,323,364)        (1,050,281)
Net change in unrealized appreciation/depreciation of:
   Securities ............................................      (221,615,725)       (34,123,669)
   Foreign currency translation ..........................          (135,265)           (19,725)
                                                             ---------------    ---------------
Net decrease in net assets resulting from operations .....       (58,969,221)       (13,141,459)
Distributions to shareholders from:
   Net investment income .................................       (28,767,736)        (3,109,428)
   Net realized gain on investments ......................       (97,856,943)       (14,960,903)
Net increase in net assets from capital share transactions       171,122,860         26,603,897
                                                             ---------------    ---------------
Net decrease in net assets ...............................       (14,471,040)        (4,607,893)
NET ASSETS:
Beginning of year ........................................     1,500,558,886        175,951,090
                                                             ---------------    ---------------
End of year ..............................................   $ 1,486,087,846    $   171,343,197
                                                             ===============    ===============


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2001 -- (UNAUDITED)

                                                            SMALL
                                                        CAPITALIZATION        CORE
                                                            GROWTH            VALUE
                                                           PORTFOLIO        PORTFOLIO
                                                        --------------    -------------
Net investment (expenses in excess of) income ........   $    (570,494)   $      48,802
Net realized loss on:
  Securities transactions ............................     (22,344,752)        (147,570)
Net change in unrealized appreciation/depreciation of:
  Securities .........................................     (29,529,449)      (1,849,804)
                                                         -------------    -------------
Net decrease in net assets resulting
  from operations ....................................     (52,444,695)      (1,948,572)
Distributions to shareholders from:
  Net investment income ..............................              --          (56,004)
Net increase (decrease) in net assets from
  capital share transactions .........................       8,352,231       (2,260,825)
                                                         -------------    -------------
Net decrease in net assets ...........................     (44,092,464)      (4,265,401)
NET ASSETS:
Beginning of period ..................................     182,847,337       22,471,979
                                                         -------------    -------------
End of period ........................................   $ 138,754,873    $  18,206,578
                                                         =============    =============

--------------------------------------------------------------------------------
                      FOR THE PERIOD ENDED OCTOBER 31, 2000

                                                            SMALL
                                                        CAPITALIZATION        CORE
                                                            GROWTH            VALUE
                                                           PORTFOLIO 1      PORTFOLIO
                                                        --------------    -------------
Net investment (expenses in excess of) income ........   $    (603,888)   $      70,291
Net realized loss on:
   Securities transactions ...........................      (9,029,597)        (390,071)
Net change in unrealized appreciation/depreciation of:
   Securities ........................................      12,316,319          805,482
                                                         -------------    -------------
Net increase in net assets resulting
   from operations ...................................       2,682,834          485,702
Distributions to shareholders from:
   Net investment income .............................              --          (55,830)
Net increase in net assets from
   capital share transactions ........................     180,164,503       22,042,107
                                                         -------------    -------------
Net increase in net assets ...........................     182,847,337       22,471,979
NET ASSETS:
Beginning of period ..................................              --               --
                                                         -------------    -------------
End of period ........................................   $ 182,847,337    $  22,471,979
                                                         =============    =============

-------------
1 Small Capitalization Growth Portfolio began operations on December 29, 1999. 2 Core Value Portfolio began operations on February 28, 2000.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                             STATEMENT OF CASH FLOWS
                           CORE FIXED INCOME PORTFOLIO
             FOR THE SIX MONTHS ENDED APRIL 30, 2001 -- (UNAUDITED)

                                                    APRIL 30, 2001
                                                   ---------------
Cash provided (used) by financing actitivies:
   Sales of capital shares .....................   $     7,357,753
   Repurchase of capital shares ................       (18,389,924)
                                                   ---------------
   Cash used in capital share transactions .....       (11,032,171)

   Cash provided by borrowing, net of borrowings
     repaid ($21,353,125) ......................        (5,359,375)
   Dividends and distributions paid ............        (5,266,580)
                                                   ---------------
                                                       (21,658,126)

   Cash provided (used) by operations:
   Purchase of portfolio securities ............    (4,113,950,677)
   Proceeds from sales of portfolio securities .     4,130,190,836
                                                   ---------------
                                                        16,240,159
                                                   ---------------

   Net investment income .......................         6,315,403
   Net change in receivables/payables
     related to operations .....................          (898,109)
                                                   ---------------
                                                         5,417,294
                                                        21,657,453
                                                   ---------------
   Net decrease in cash ........................              (673)
   Cash, beginning of period ...................             1,662
                                                   ---------------
   Cash, end of period .........................   $           989
                                                   ===============


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    FOR THE                        GOVERNMENT CASH PORTFOLIO
                                                  SIX MONTHS     -----------------------------------------------------------------
                                                     ENDED                     FOR THE YEARS ENDED OCTOBER 31,
                                                   APRIL 30,     -----------------------------------------------------------------
                                                     2001 1        2000          1999          1998          1997          1996
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net asset value,
   beginning of period .........................   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net investment income ..........................       0.029         0.060         0.049         0.051         0.054         0.053
Distributions from net
   investment income ...........................      (0.029)       (0.060)       (0.049)       (0.051)       (0.054)       (0.053)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net asset value,
   end of period ...............................   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                   =========     =========     =========     =========     =========     =========
Total Return 2 .................................        2.88%         6.15%         5.00%         5.63%         5.53%         5.46%
                                                   =========     =========     =========     =========     =========     =========
Ratios to average net assets/
   Supplemental data:
Net assets, end of period
   (in 000's) ..................................   $ 439,235     $ 413,742     $ 405,907     $ 430,165     $ 451,038     $ 452,395
Ratio of operating expenses to
   average net assets ..........................        0.12% 3       0.11%         0.11%         0.11%         0.13%         0.16%
Ratio of net investment income
   to average net assets .......................        5.64% 3       5.96%         4.87%         5.41%         5.39%         5.32%


--------------------
1 Unaudited.
2 Total return represents aggregate total return for the period indicated. 3 Annualized.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    FOR THE                      TAX-EXEMPT CASH PORTFOLIO
                                                  SIX MONTHS     -----------------------------------------------------------------
                                                     ENDED                     FOR THE YEARS ENDED OCTOBER 31,
                                                   APRIL 30,     -----------------------------------------------------------------
                                                     2001 1        2000          1999          1998          1997          1996
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net asset value,
   beginning of period .........................   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net investment income ..........................       0.017         0.038         0.030         0.034         0.034         0.034
Distributions from net
   investment income ...........................      (0.017)       (0.038)       (0.030)       (0.034)       (0.034)       (0.034)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net asset value,
   end of period ...............................   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                   =========     =========     =========     =========     =========     =========
Total Return 2 .................................        1.71%         3.88%         3.02%         3.41%         3.46%         3.42%
                                                   =========     =========     =========     =========     =========     =========
Ratios to average net assets/
   Supplemental data:
Net assets, end of period
   (in 000's) ..................................   $ 534,928     $ 437,134     $ 350,032     $ 375,924     $ 280,950     $ 224,999
Ratio of operating expenses to
   average net assets ..........................        0.13% 3       0.12%         0.12%         0.13%         0.14%         0.15%
Ratio of net investment income
   to average net assets .......................        3.39% 3       3.82%         2.97%         3.37%         3.40%         3.36%

---------------
1 Unaudited.
2 Total return represents aggregate total return for the period indicated. 3 Annualized.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    FOR THE                      CORE FIXED INCOME PORTFOLIO
                                                  SIX MONTHS     -----------------------------------------------------------------
                                                     ENDED                     FOR THE YEARS ENDED OCTOBER 31,
                                                   APRIL 30,     -----------------------------------------------------------------
                                                     2001 1        2000          1999          1998          1997          1996
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net asset value,
   beginning of period .........................   $   10.08     $   10.16     $   10.70     $   10.46     $   10.29     $   10.36
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Income from investment
   operations:
Net investment income ..........................        0.33          0.69           0.63         0.64          0.68          0.66
Net realized and unrealized
   gain (loss) on investments ..................        0.29         (0.09)        (0.54)         0.24          0.17         (0.08)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Total from investment
   operations ..................................        0.62          0.60          0.09          0.88          0.85          0.58
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Less Distributions from:
Net investment income ..........................       (0.34)        (0.68)        (0.63)        (0.64)        (0.68)        (0.65)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Total distributions ............................       (0.34)        (0.68)        (0.63)        (0.64)        (0.68)        (0.65)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net asset value,
   end of period ...............................   $   10.36     $   10.08     $   10.16     $   10.70     $   10.46     $   10.29
                                                   =========     =========     =========     =========     =========     =========
Total Return 2 .................................        6.33%         6.19%         0.91%         9.32%         8.63%         5.88%
                                                   =========     =========     =========     =========     =========     =========
Ratios to average net assets/
   Supplemental data:
Net assets, end of period
   (in 000's)...................................   $ 168,088     $ 174,092     $ 230,684     $ 258,986     $ 266,733     $ 259,503
Ratio of operating expenses to
   average net assets...........................        0.12% 3       0.14%         0.12%         0.11%         0.13%         0.16%
Ratio of gross expenses to
   average net assets...........................        0.91% 3,4     1.02% 4       0.55% 4       0.99% 4       0.43% 4       0.16%
Ratio of net investment income
   to average net assets........................        6.50% 3       8.56%         6.08%         6.58%         6.67%         6.37%
Portfolio turnover rate.........................          85%          234%          191%           93%          307%           47%

---------------
1 Unaudited.
2 Total return represents aggregate total return for the period indicated.
3 Annualized.
4 The gross expense ratio includes interest expense. The ratios excluding interest expense for the six month period ended April 30, 2001 and the years ended 2000, 1999, 1998 and 1997 were 0.12%, 0.14%, 0.12%, 0.11% and 0.13%, respectively.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    FOR THE                      STRATEGIC EQUITY PORTFOLIO
                                                  SIX MONTHS     -----------------------------------------------------------------
                                                     ENDED                     FOR THE YEARS ENDED OCTOBER 31,
                                                   APRIL 30,     -----------------------------------------------------------------
                                                     2001 1        2000          1999          1998          1997          1996
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net asset value,
   beginning of period .........................   $   21.19     $   22.70     $   20.69     $   20.11     $   16.79     $   14.67
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Income from investment
   operations:
Net investment income ..........................        0.11          0.25          0.28          0.37          0.28          0.41
Net realized and unrealized
   gain (loss) on investments ..................       (2.37)         1.57          4.51          1.02          5.69          3.73
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Total from investment
   operations ..................................       (2.26)         1.82          4.79          1.39          5.97          4.14
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Less Distributions from:
Net investment income ..........................       (0.14)        (0.25)        (0.28)        (0.36)        (0.28)        (0.40)
Net realized capital gains .....................          --         (3.08)        (2.50)        (0.45)        (2.37)        (1.62)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Total distributions ............................       (0.14)        (3.33)        (2.78)        (0.81)        (2.65)        (2.02)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net asset value,
   end of period ...............................   $   18.79     $   21.19     $   22.70     $   20.69     $   20.11     $   16.79
                                                   =========     =========     =========     =========     =========     =========
Total Return 2 .................................      (10.61)%        8.49%        23.88%         7.00%        36.39%        28.65%
                                                   =========     =========     =========     =========     =========     =========
Ratios to average net assets/
   Supplemental data:
Net assets, end of period
   (in 000's) ..................................   $ 149,165     $ 168,564     $ 148,784     $ 152,601     $ 140,495     $  94,185
Ratio of operating expenses
   to average net assets .......................        0.17% 3       0.14%         0.12%         0.12%         0.13%         0.17%
Ratio of net investment income
   to average net assets .......................        1.21% 3       1.00%         1.17%         1.71%         1.91%         2.26%
Portfolio turnover rate ........................          20%           47%           40%           52%           26%           36%

---------------
1 Unaudited.
2 Total return represents aggregate total return for the period indicated. 3 Annualized.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    FOR THE            SMALL CAPITALIZATION VALUE PORTFOLIO ADVISOR SHARES
                                                  SIX MONTHS     -----------------------------------------------------------------
                                                     ENDED                     FOR THE YEARS ENDED OCTOBER 31,
                                                   APRIL 30,     -----------------------------------------------------------------
                                                     2001 1        2000          1999          1998          1997          1996
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net asset value,
   beginning of period .........................   $   17.04     $   15.04     $   15.28     $   19.06     $   16.12     $   14.98
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Income from investment
   operations:
Net investment income ..........................        0.17          0.11          0.20          0.19          0.38          0.33
Net realized and unrealized
   gain (loss) on investments ..................        1.55          3.07         (0.25)        (3.66)         6.32          2.38
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Total from investment
   operations ..................................        1.72          3.18         (0.05)        (3.47)         6.70          2.71
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Less Distributions from:
Net investment income ..........................       (0.07)        (0.11)        (0.19)        (0.19)        (0.37)        (0.33)
Net realized capital gains .....................       (0.07)        (1.07)           --         (0.12)        (3.39)        (1.24)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Total distributions ............................       (0.14)        (1.18)        (0.19)        (0.31)        (3.76)        (1.57)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net asset value,
   end of period ...............................   $   18.62     $   17.04     $   15.04     $   15.28     $   19.06     $   16.12
                                                   =========     =========     =========     =========     =========     =========
Total Return 2 .................................       10.27%        21.43%       (0.32)        (18.35)%       41.80%        18.22%
                                                   =========     =========     =========     =========     =========     =========
Ratios to average net assets/
   Supplemental data:
Net assets, end of period
   (in 000's) ..................................   $ 227,376     $ 242,395     $ 253,357     $ 307,596     $ 434,656     $ 308,415
Ratio of operating expenses
   to average net assets .......................        0.87% 3       0.90%         0.88%         0.76%         0.12%         0.17%
Ratio of net investment income
   to average net assets .......................        1.93% 3       0.62%         1.27%         1.07%         2.00%         2.15%
Portfolio turnover rate ........................          32%           67%           77%           42%           59%           37%

---------------
1 Unaudited.
2 Total return represents aggregate total return for the period indicated. 3 Annualized.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 SMALL CAPITALIZATION VALUE PORTFOLIO INSTITUTIONAL SHARES
                              ------------------------------------------------------------------
                                FOR THE
                              SIX MONTHS                                         FOR THE PERIOD
                                 ENDED        FOR THE YEARS ENDED OCTOBER 31,   JANUARY 2, 1998 2
                               APRIL 30,      -------------------------------       THROUGH
                                 2001 1        2000          1999               OCTOBER 31, 1998
                              ----------      -------       -------             ----------------
Net asset value,
   beginning of period........  $ 17.01       $ 15.01       $ 15.29                  $ 19.33
                                -------       -------       -------                  -------
Income from investment
   operations:
Net investment income.........     0.19          0.14          0.23                     0.15
Net realized and unrealized
   gain (loss) on investments.     1.55          3.06         (0.24)                   (3.94)
                                -------       -------       -------                  -------
Total from investment
   operations.................     1.74          3.20         (0.01)                   (3.79)
                                -------       -------       -------                  -------
Less Distributions from:
Net investment income.........    (0.09)        (0.13)        (0.27)                   (0.13)
Net realized capital gains....    (0.07)        (1.07)        --                       (0.12)
                                -------       -------       -------                  -------
Total distributions...........    (0.16)        (1.20)        (0.27)                   (0.25)
                                -------       -------       -------                  -------
Net asset value,
   end of period..............  $ 18.59       $ 17.01       $ 15.01                  $ 15.29
                                =======       =======       =======                  =======
Total Return 3................    10.41%        21.65%        (0.10)%                 (19.69)%
                                =======       =======       =======                  =======
Ratios to average net assets/
   Supplemental data:
Net assets, end of period
   (in 000's).................  $31,542       $27,353       $28,455                  $31,794
Ratio of operating expenses
   to average net assets......     0.66% 4       0.70%         0.68%                    0.69% 4
Ratio of net investment income
   to average net assets......     2.09% 4       0.82%         1.47%                    1.07% 4
Portfolio turnover rate.......       32%           67%           77%                      42%

------------
1 Unaudited.
2 Commencement of operations.
3 Total return represents aggregate total return for the period indicated. 4 Annualized.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    FOR THE                       LARGE CAP VALUE PORTFOLIO
                                                  SIX MONTHS     -----------------------------------------------------------------
                                                     ENDED                     FOR THE YEARS ENDED OCTOBER 31,
                                                   APRIL 30,     -----------------------------------------------------------------
                                                     2001 1        2000          1999          1998          1997          1996
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net asset value,
   beginning of period .........................   $   11.03     $   11.24     $   11.77     $   13.29     $   11.68     $   10.34
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Income from investment
   operations:
Net investment income ..........................        0.09          0.18          0.18          0.24          0.29          0.26
Net realized and unrealized
   gain (loss) on investments ..................       (0.17)        (0.15)         2.00          0.35          3.95          1.49
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Total from investment
   operations ..................................       (0.08)         0.03          2.18          0.59          4.24          1.75
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Less Distributions from:
Net investment income ..........................       (0.09)        (0.16)        (0.19)        (0.25)        (0.29)        (0.27)
Net realized capital gains .....................          --         (0.08)        (2.52)        (1.86)        (2.34)        (0.14)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Total distributions ............................       (0.09)        (0.24)        (2.71)        (2.11)        (2.63)        (0.41)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net asset value,
   end of period ...............................   $   10.86     $   11.03     $   11.24     $   11.77     $   13.29     $   11.68
                                                   =========     =========     =========     =========     =========     =========
Total Return 2 .................................       (0.71)%        0.30%        19.59%         4.77%        36.55%        17.13%
                                                   =========     =========     =========     =========     =========     =========
Ratios to average net assets/ Supplemental data:
Net assets, end of period
   (in 000's) ..................................   $  15,681     $  21,251     $  59,178     $  66,620     $  71,177     $  50,131
Ratio of operating expenses
   to average net assets .......................        0.30% 3       0.23%         0.13%         0.12%         0.13%         0.15%
Ratio of net investment income
   to average net assets .......................        1.41% 3       1.50%         1.28%         1.74%         2.10%         2.62%
Portfolio turnover rate ........................          89%          108%          105%          132%          109%          104%


---------------
1 Unaudited.
2 Total return represents aggregate total return for the period indicated. 3 Annualized.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    FOR THE                       INTERNATIONAL PORTFOLIO
                                                  SIX MONTHS     -----------------------------------------------------------------
                                                     ENDED                     FOR THE YEARS ENDED OCTOBER 31,
                                                   APRIL 30,     -----------------------------------------------------------------
                                                     2001 1        2000          1999          1998          1997          1996
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Net asset value,
   beginning of period .........................   $    15.79    $    17.87    $    15.66    $    15.11    $    13.87    $   12.70
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Income from investment
   operations:
Net investment income ..........................         0.15          0.45          0.48          0.37          0.39         0.40
Net realized and unrealized
   gain (loss) on investments ..................        (0.52)        (1.09)         3.33          0.74          1.89         1.29
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Total from investment
   operations ..................................        (0.37)        (0.64)         3.81          1.11          2.28         1.69
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Less Distributions from:
Net investment income ..........................        (0.09)        (0.33)        (0.57)        (0.40)        (0.35)       (0.43)
Net realized capital gains .....................           --         (1.11)        (1.03)        (0.16)        (0.62)       (0.04)
In excess of net realized gains ................           --            --            --            --            --        (0.05)
In excess of net investment
   income ......................................           --            --            --            --         (0.07)          --
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Total distributions ............................        (0.09)        (1.44)        (1.60)        (0.56)        (1.04)       (0.52)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Net asset value,
   end of period ...............................   $    15.33    $    15.79    $    17.87    $    15.66    $    15.11    $   13.87
                                                   =========     =========     =========     =========     =========     =========
Total Return 2 .................................        (2.32)%       (3.70)%       24.65%         7.44%        16.35%       13.47%
                                                   =========     =========     =========     =========     =========     =========
Ratios to average net assets/
   Supplemental data:
Net assets, end of period
   (in 000's) ..................................   $1,477,318    $1,486,088    $1,500,559    $1,135,192    $1,051,102    $ 643,459
Ratio of operating expenses
   to average net assets .......................         0.11% 3       0.11%         0.11%         0.13%         0.14%        0.18%
Ratio of net investment income
   to average net assets .......................         2.01% 3       2.30%         2.52%         2.32%         2.77%        3.05%
Portfolio turnover rate ........................           25%           36%           20%           19%           15%           6%


---------------
1 Unaudited.
2 Total return represents aggregate total return for the period indicated. 3 Annualized.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    FOR THE                INSTITUTIONAL INTERNATIONAL PORTFOLIO
                                                  SIX MONTHS     -----------------------------------------------------------------
                                                     ENDED                     FOR THE YEARS ENDED OCTOBER 31,
                                                   APRIL 30,     -----------------------------------------------------------------
                                                     2001 1        2000          1999          1998          1997          1996
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net asset value,
   beginning of period .........................   $   15.10     $   17.82     $   15.53     $   14.89     $   13.67     $   12.34
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Income from investment
   operations:
Net investment income ..........................        0.08          0.33          0.39          0.26          0.27          0.28
Net realized and unrealized
   gain (loss) on investments ..................       (0.47)        (1.37)         3.15          0.81          1.86          1.50
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Total from investment
   operations ..................................       (0.39)        (1.04)         3.54          1.07          2.13          1.78
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Less Distributions from:
Net investment income ..........................          --         (0.24)        (0.40)        (0.28)        (0.22)        (0.25)
Net realized capital gains .....................          --         (1.44)        (0.85)        (0.15)        (0.61)        (0.14)
In excess of net realized
   capital gains ...............................          --            --            --            --            --         (0.06)
In excess of net investment
   income ......................................          --            --            --            --         (0.08)           --
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Total distributions ............................          --         (1.68)        (1.25)        (0.43)        (0.91)        (0.45)
                                                   ---------     ---------     ---------     ---------     ---------     ---------
Net asset value,
   end of period ...............................   $   14.71     $   15.10     $   17.82     $   15.53     $   14.89     $   13.67
                                                   =========     =========     =========     =========     =========     =========
Total Return 2 .................................       (2.58)%       (5.87)%       22.98%         7.26%        15.54%        14.46%
                                                   =========     =========     =========     =========     =========     =========
Ratios to average net assets/ Supplemental data:
Net assets, end of period
   (in 000's) ..................................   $ 328,157     $ 171,343     $ 175,951     $  98,727     $  81,659     $  58,390
Ratio of operating expenses
   to average net assets .......................        0.74% 3       0.84%         0.86%         0.87%         0.87%         0.95%
Ratio of net investment income
   to average net assets .......................        1.17% 3       1.65%         1.83%         1.58%         1.94%         2.06%
Portfolio turnover rate ........................          40%           74%           20%           19%           15%           10%


---------------
1 Unaudited.
2 Total return represents aggregate total return for the period indicated. 3 Annualized.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 SMALL CAPITALIZATION GROWTH PORTFOLIO
                                                 -------------------------------------
                                                       FOR THE         FOR THE PERIOD
                                                     SIX MONTHS      DECEMBER 29, 1999 2
                                                       ENDED              THROUGH
                                                  APRIL 30, 2001 1     OCTOBER 31, 2000
                                                  ----------------     ----------------
Net asset value, beginning of period...........       $   9.22            $  10.00
                                                      --------            --------
Income from investment operations:
Expenses in excess of investment income........          (0.03)              (0.03)
Net realized and unrealized loss on investments          (2.50)              (0.75)
                                                      --------            --------
Total from investment operations...............          (2.53)              (0.78)
                                                      --------            --------
Net asset value, end of period.................       $   6.69            $   9.22
                                                      ========            ========
Total Return 3.................................         (27.44)%             (7.80)%
                                                      ========            ========
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)...........       $138,755            $182,847
Ratio of operating expenses to average net assets         1.16% 4             1.23% 4
Ratio of expenses in excess of income to
   average net assets..........................          (0.79)% 4           (0.60)% 4
Portfolio turnover rate........................             32%                 78%

-------------
1 Unaudited.
2 Commencement of operations.
3 Total return represents aggregate total return for the period indicated. 4 Annualized.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         CORE VALUE PORTFOLIO
                                                 ---------------------------------------
                                                      FOR THE          FOR THE PERIOD
                                                    SIX MONTHS       FEBRUARY 28, 2000 2
                                                       ENDED             THROUGH
                                                 APRIL 30, 2001 1     OCTOBER 31, 2000
                                                 ----------------    -------------------
Net asset value, beginning of period...........       $  10.48            $  10.00
                                                      --------            --------
Income from investment operations:
Net investment income..........................           0.03                0.04
Net realized and unrealized gain (loss)
  on investments                                         (0.98)               0.47
                                                      --------            --------
Total from investment operations...............          (0.95)               0.51
                                                      --------            --------
Less Distributions from:
Net investment income..........................          (0.03)              (0.03)
                                                      --------            --------
Total distributions............................          (0.03)              (0.03)
                                                      --------            --------
Net asset value, end of period.................       $   9.50            $  10.48
                                                      ========            ========
Total Return 3.................................          (9.06)%              5.10%
                                                      ========            ========
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)...........       $ 18,207            $ 22,472
Ratio of operating expenses to average net assets         1.06% 4             0.74% 4
Ratio of net investment income to average net assets      0.53% 4             0.53% 4
Portfolio turnover rate........................             61%                 62%

--------------
1 Unaudited.
2 Commencement of operations.
3 Total return represents aggregate total return for the period indicated. 4 Annualized.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            GOVERNMENT CASH PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
AGENCY DISCOUNT NOTES 1 -- 20.7%
             FEDERAL FARM DISCOUNT NOTE -- 4.6%
$20,000,000    4.30% due 5/3/01.....................................................     $ 19,995,255
                                                                                         ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 13.9%
 55,070,000    4.30% due 5/1/01.....................................................       55,070,000
  6,000,000    4.75% due 12/14/01...................................................        5,990,435
                                                                                         ------------
                                                                                           61,060,435
                                                                                         ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.2%
 10,000,000    4.59% due 6/14/01....................................................        9,942,922
                                                                                         ------------
             TOTAL AGENCY DISCOUNT NOTES
               (Cost $90,998,612)...................................................       90,998,612
                                                                                         ------------
AGENCY NOTES -- 43.3%
             US GOVERNMENT AGENCIES & OBLIGATIONS -- 43.3%
             Federal Farm Note:
  4,000,000    5.75% due 8/20/01....................................................        4,008,300
  5,000,000    6.00% due 10/1/01....................................................        5,032,272
  5,000,000    6.625% due 2/1/02....................................................        5,058,091
             Federal Home Loan Bank:
100,000,000    4.10% due 5/2/01.....................................................       99,988,056
 10,000,000    4.85% due 6/6/01.....................................................        9,951,500
  5,000,000    5.893% due 7/19/01...................................................        4,997,733
  2,000,000    5.61% due 8/15/01....................................................        2,003,169
  3,000,000    7.125% due 11/15/01..................................................        3,009,708
 10,000,000    5.12% due 1/16/02....................................................       10,014,233
 18,250,000    4.875% due 1/22/02...................................................       18,246,783
             Federal National Mortgage Association:
  4,000,000    5.00% due 11/2/01....................................................        3,998,891
  3,625,000    6.625% due 1/15/02...................................................        3,664,703
  5,000,000    7.55% due 4/22/02....................................................        5,159,901
             Student Loan Market Association:
  3,000,000    4.101% due 6/21/01...................................................        3,000,000
  3,000,000    4.141% due 9/20/01...................................................        3,000,000
  6,000,000    4.241% due 10/18/01..................................................        6,000,000
  3,000,000    4.161% due 12/14/01..................................................        3,000,000
                                                                                         ------------
             TOTAL AGENCY NOTES
               (Cost $190,133,340)..................................................      190,133,340
                                                                                         ------------



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            GOVERNMENT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
REPURCHASE AGREEMENTS -- 36.2%
             With Bear Stearns, Inc., dated 4/30/01, 4.65%, principal and interest in the amount of $95,012,271, due 5/1/01, (collateralized by FNR
               1999 -- 16D with a par value of $125,555,000, coupon rate of
$95,000,000    6.50%, due 3/25/28, market value of $125,793,555)....................     $ 95,000,000
             With Merrill Lynch, Inc., dated 4/30/01, 4.60%, principal and interest in the amount of $35,004,472, due 5/1/01, (collateralized by FNR 2000 -- 47FA with par values of $23,354,000 and
               $20,603,000, coupon rates of 4.96% and 5.01%, due 12/25/30 and
 35,000,000    11/25/30, market values of $23,398,373 and $20,648,327)..............       35,000,000
             With Paine Webber, dated 4/30/01, 4.50%, principal and interest in the amount of $15,001,875, due 5/1/01, (collateralized by FN
               535317 with a par value of $25,885,000, coupon rate of 6.50%,
 15,000,000    due 8/1/13, market value of $18,279,987).............................       15,000,000
             With Prudential Securities, dated 4/30/01, 4.60%, principal and interest in the amount of $13,975,335, due 5/1/01, (collateralized by FG E70260 with a par value of $19,650,000, coupon rate of
 13,973,549    6.50%, due 5/1/13, market value of $19,846,500)......................       13,973,549
                                                                                         ------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $158,973,549)..................................................      158,973,549
                                                                                         ------------
TOTAL INVESTMENTS
  (Cost $440,105,501)...................................................      100.2%     $440,105,501

LIABILITIES IN EXCESS OF OTHER ASSETS...................................        (0.2)        (870,098)
                                                                              ------     ------------
NET ASSETS..............................................................      100.0%     $439,235,403
                                                                              =====      ============

-------------
1 Rate represents annualized discount yield at date of purchase.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
VARIABLE/FLOATING RATE NOTES 1 -- 93.0%
             DAILY VARIABLE/FLOATING RATE NOTES -- 42.5%
             Angelina & Neches River Authority, Texas, Industrial Development
               Corp., Solid Waste Disposal Revenue, Temple-Inland, Series D,
               (LOC: Bank of America),
$ 1,000,000    4.45% due 5/1/14.....................................................      $ 1,000,000
             Collier County, Florida, Health Facilities Authority,  Hospital
               Revenue, Cleveland Clinic Health System, (SPA: Bank One N.A.),
  4,500,000    4.35% due 1/1/33.....................................................        4,500,000
             Cuyahoga County, Ohio,  Hospital Revenue, University Hospital of
               Cleveland Project, (LOC: Chase Manhattan Bank),
  2,825,000    4.30% due 1/1/16.....................................................        2,825,000
             Dade County, Florida, Health Facilities Authority, Hospital Revenue,
               Miami Childrens Hospital Project, (LOC: Bank of America),
  5,500,000    4.35% due 9/1/20.....................................................        5,500,000
             Delaware County, Pennsylvania, Industrial Development Authority,
               Airport Facilities Revenue, United Parcel Service Project,
 11,900,000    4.30% due 12/1/15....................................................       11,900,000
             District of Columbia, General Fund, Series B-3, (LOC: Bank of
               America NT & SAE),
  3,100,000    4.60% due 6/1/03.....................................................        3,100,000
             East Baton Rouge Parish, Louisiana, Pollution Control Revenue,
               Exxon Mobil Project,
  4,800,000    4.25% due 11/1/19....................................................        4,800,000
             Farmington, New Mexico, Pollution Control Revenue, Arizona Public
               Service Co., Four Corners Project, Series B, (LOC: Barclays Bank PLC),
  2,550,000    4.40% due 9/1/24.....................................................        2,550,000
             Forsyth/Rosebud County, Montana, Pollution Control Revenue,
               Pacific Corp. Project, (LOC:Rabobank Nederland),
  2,700,000    4.60% due 1/1/18.....................................................        2,700,000
             Hapeville, Georgia, Development Authority, Industrial Development
               Revenue, Hapeville Hotel Limited Project, (LOC: Deutsche Bank A.G.),
  7,900,000    4.30% due 11/1/15....................................................        7,900,000
             Harris County, Texas, Health Facilities Development Corp. Revenue,
               St. Lukes Episcopal Hospital Project, Series B,
               (SPA: Morgan Guaranty Trust),
 11,300,000    4.35% due 2/15/27....................................................       11,300,000
             Idaho, Health Facility Authority Revenue, St. Lukes Medical Center,
               (FSAInsured),
 13,300,000    4.35% due 7/1/30.....................................................       13,300,000


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
VARIABLE/FLOATING RATE NOTES 1 -- (CONTINUED)
             Irvine Ranch, California, Water District, G.O., Series A,
               (LOC: Landesbank Hessen),
$ 1,200,000    4.25% due 11/15/13...................................................      $ 1,200,000
             Irvine Ranch, California, Water District, (LOC: Toronto
               Dominion Bank),
  4,100,000    4.20% due 6/1/15.....................................................        4,100,000
             Jackson County, Mississippi, Port Facility Revenue, Chevron USA
               Inc. Project,
  1,000,000    4.40% due 6/1/23.....................................................        1,000,000
             Jacksonville, Florida, Pollution Control Revenue, Florida Power &
               Light Company Project,
  3,200,000    4.30% due 5/1/29.....................................................        3,200,000
             Kansas City, Missouri, Industrial Development Authority, Hospital
               Revenue, Research Health Service System, (MBIAInsured),
               (LOC:Bank of America),
  5,300,000    4.50% due 4/15/15....................................................        5,300,000
             Kansas State, Department of Transportation, Highway Revenue,
               Series B-1,
  6,200,000    4.35% due 9/1/20.....................................................        6,200,000
             La Crosse, Wisconsin, Pollution Control Revenue, Dairyland Power
               Cooperative Project-A,
  1,745,000    4.30% due 9/1/14.....................................................        1,745,000
             Lehigh County, Pennsylvania, General Purpose Authority, Lehigh
               Valley Hospital, Series A, (AMBAC Insured), (SPA: Chase
               Manhattan Bank),
  3,400,000    4.35% due 7/1/28.....................................................        3,400,000
             Lincoln County, Wyoming, Pollution Control Revenue, Exxon Project,
  1,600,000    4.35% due 8/1/15.....................................................        1,600,000
             Lincoln County, Wyoming, Pollution Control Revenue, Exxon
               Project-A,
  1,700,000    4.30% due 11/1/14....................................................        1,700,000
             Lincoln County, Wyoming, Pollution Control Revenue, Exxon
               Project-C,
  4,800,000    4.30% due 11/1/14....................................................        4,800,000
             Lincoln County, Wyoming, Pollution Control Revenue, Exxon
               Project-D,
  3,600,000    4.30% due 11/1/14....................................................        3,600,000
             Long Island, Power Authority, New York Electric System Revenue, Series 6,
               (LOC: ABN Amro Bank N.V.  50%, Morgan Guaranty Trust 50%),
  6,300,000    4.25% due 5/1/33.....................................................        6,300,000



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                 SCHEDULE OF PORTFOLIO INVESTMENTS-- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
VARIABLE/FLOATING RATE NOTES 1 -- (CONTINUED)
             Los Angeles, California, Regal Apartments, Improvement Corp.
               Lease Revenue, American Airlines -- Los Angeles International,
               Series B,  (LOC: Bayerische Landesbank),
$ 2,500,000    4.35% due 12/1/24....................................................      $ 2,500,000
             Los Angeles, California, Regal Apartments, Improvement Corp.
               Lease Revenue, American Airlines -- Los Angeles International,
               Series C,  (LOC: Wachovia Bank),
  2,000,000    4.35% due 12/1/24....................................................        2,000,000
             Los Angeles, California, Regional Airports Improvement Corp.
               Lease Revenue, Sublease -- Los Angeles International -- LAX
               Two Corp., (LOC: Societe Generale),
  7,300,000    4.35% due 12/1/25....................................................        7,300,000
             Maricopa County, Arizona, Pollution Control Corp. Pollution
               Control Revenue, Arizona Public Service Co., Series E,
               (LOC: Bank of America NT & SA),
  1,100,000    4.35% due 5/1/29.....................................................        1,100,000
             Maricopa County, Arizona, Pollution Control Revenue, Arizona Public
               Service Co., Palo Verde Project, Series D, (LOC:Bank of America),
  3,000,000    4.30% due 5/1/29.....................................................        3,000,000
             Maricopa County, Arizona, Pollution Control Revenue, Arizona
               Public Service Project, Series B, (LOC: Morgan Guaranty Trust),
  2,100,000    4.35% due 5/1/29.....................................................        2,100,000
             Marshall County, West Virginia, Bayer Corp. Project,
  2,100,000    4.40% due 3/1/09.....................................................        2,100,000
             Massachusetts State, Health & Educational Facility Authority
               Revenue, Capital Asset Program, Series C, (MBIAInsured),
               (LOC:State Street Bank),
  2,320,000    4.35% due 7/1/05.....................................................        2,320,000
             Metropolitan Nashville, Tennessee, Airport Authority, Special
               Facility Revenue, American Airlines Project, Series A,
               (LOC:Credit Suisse),
  6,330,000    4.30% due 10/1/12....................................................        6,330,000
             Michigan State, Strategic Fund, Obligation Revenue, (LOC: Barclays
               Bank PLC),
  1,100,000    4.30% due 9/1/30.....................................................        1,100,000
             New York City, New York,  Municipal Water Finance Authority, Water & Sewer
               System Revenue, Series C, (Backed by FGIC), (SPA: FGIC-SPI),
  1,900,000    4.20% due 6/15/22....................................................        1,900,000
             New York City, New York, G.O., Series E-2, (LOC: Morgan GuarantyTrust),
    450,000    4.20% due 8/1/20.....................................................          450,000
             New York City, New York, G.O., (LOC: Morgan Guaranty Trust),
  1,300,000    4.60% due 8/15/18....................................................        1,300,000



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                 SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
VARIABLE/FLOATING RATE NOTES 1 -- (CONTINUED)
             New York City, New York, G.O., Sub Series B-2, (LOC: Morgan
               Guaranty Trust),
$ 4,800,000    4.20% due 8/15/19....................................................      $ 4,800,000
             New York City, New York, G.O., Sub Series B-2, (MBIA Insured),
               (SPA: Bank Austria),
  1,200,000    4.20% due 8/15/03....................................................        1,200,000
             New York State, Energy Research and Development Authority,
               Pollution Control Revenue, New York State Electric and Gas
               Project-C, (LOC:Morgan Guaranty Trust),
  8,800,000    4.20% due 6/1/29.....................................................        8,800,000
             New York State, Energy Research and Development Authority,
               Pollution Control Revenue, New York State Gas and Electric
               Project-D, (LOC:FNBChicago),
  2,400,000    4.20% due 10/1/29....................................................        2,400,000
             New York, New York, G.O., Subseries B-4, (MBIA Insured),
               (LOC:Agricole Indosez),
    700,000    4.20% due 8/15/23....................................................          700,000
             North Carolina, Medical Care Community Health Care Facility
               Revenue, Carol Woods Project, (LOC:Bank of America),
  4,700,000    4.35% due 4/1/21.....................................................        4,700,000
             North Carolina, Medical Care Community Hospital Revenue,
               Lexington Memorial Hospital Project, (LOC: Wachovia Bank N.A.),
  1,200,000    4.40% due 4/1/10.....................................................        1,200,000
             North Central, Texas, Health Facilities Development Corp. Revenue,
               Dallas Methodist Hospitals, Series B, (MBIA Insured),
               (LOC:Rabobank Nederland),
  8,350,000    4.40% due 10/1/15....................................................        8,350,000
             North Central, Texas, Health Facilities Development Corp. Revenue,
               Presbyterian Medical Center Project, Series D, (MBIAInsured),
               (LOC:ChaseManhattan Bank),
  6,680,000    4.35% due 12/1/15....................................................        6,680,000
             Orange County, California, Sanitation Districts, Certificate
               Participation, Series B, (SPA: Credit Local de France),
  4,500,000    4.30% due 8/1/30.....................................................        4,500,000
             Port of Portland, Oregon, Pollution Control Revenue, Reynold
               Metals Project, (LOC: San Paolo Bank),
  7,000,000    4.30% due 12/1/09....................................................        7,000,000
             Princeton, Indiana, Pollution Control Revenue, PSI Energy Inc. Project,
               (LOC: Morgan GuarantyTrust),
  1,200,000    4.30% due 4/1/22.....................................................        1,200,000
             Raleigh-Durham, North Carolina, Airport Authority Special Facility,
               American Airlines,  Series A, (LOC: Bank of America N.A.),
  1,700,000    4.40% due 11/1/15....................................................        1,700,000



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
VARIABLE/FLOATING RATE NOTES 1 -- (CONTINUED)
             Roanoke, Virginia, Industrial Development Authority, Hospital
               Revenue, Carilion Health System Oligated Group, Series B,
               (LOC: Bank of America),
$ 5,300,000    4.40% due 7/1/27.....................................................      $ 5,300,000
             St. Lucie, Florida, Pollution Control Revenue, Florida Power and
               Light Co. Project,
  9,500,000    4.50% due 9/1/28.....................................................        9,500,000
             Uinta County, Wyoming, Pollution Control Revenue, Chevron USA
               Inc. Project,
  5,700,000    4.35% due 8/15/20....................................................        5,700,000
             Valdez, Alaska, Marine Terminal Revenue, Exxon Pipeline Co. Project,
  2,000,000    4.35% due 10/1/25....................................................        2,000,000
             Washington State,  Health Care Facility Authority, Fred Hutchinson
               Cancer Research Center, Series A, (LOC: Morgan Guaranty Trust),
  1,100,000    4.50% due 1/1/18.....................................................        1,100,000
             Washington State, Health Care Facility Authority Revenue, Sisters of
               Providence Project, Series E, (SPA: Rabobank Nederland),
  1,500,000    4.40% due 10/1/05....................................................        1,500,000
                                                                                         ------------
             TOTAL DAILY VARIABLE/FLOATING RATE NOTES
               (Cost $227,350,000)..................................................      227,350,000
                                                                                         ------------
WEEKLY VARIABLE/FLOATING RATE NOTES -- 48.8%
             Alabama State,  Special Care Facilities, Finance Authority, Montgomery
               Hospital Revenue, (Backed by FGIC), (SPA: Barclays Bank),
    900,000    4.15% due 4/1/15.....................................................          900,000
             Albuquerque, New Mexico, Health Research Facilities Revenue,
               Lovelace Respiratory Research Project, Series A, (LOC: Wells
               Fargo Bank NM),
  2,000,000    4.25% due 9/1/25.....................................................        2,000,000
             Bexar County, Texas, Housing Finance Corp., Multi Family
               Guaranteed Mortgage Revenue, Creightons Mill Development
               Project, Series A, (LOC: Westdeutsche Landesbank),
  1,200,000    4.15% due 8/1/06.....................................................        1,200,000
             Bexar County, Texas, Housing Finance Corp., Multi Family Housing
               Revenue, Aamha LLC Project, (Backed by FNMA),
  5,605,000    4.25% due 12/15/25...................................................        5,605,000
             Burke County, Georgia, Development Authority, Pollution Control
               Revenue, Oglethorpe Power Corp., Series A, (Backed by FGIC),
               (SPA: Credit Local de France),
  7,960,000    4.20% due 1/1/19.....................................................        7,960,000
             California State, Health Facilities, Financing Authority Revenue,
               Children's Hospital of Orange County Project, (MBIA Insured),
               (SPA:Rabobank Nederland N.V.),
    800,000    4.00% due 11/1/21....................................................          800,000



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
VARIABLE/FLOATING RATE NOTES 1 -- (CONTINUED)
             Charlotte, North Carolina, Airport Revenue, Series A, (MBIA
               Insurance), (SPA: Commerzbank A.G.),
$ 3,820,000    4.10% due 7/1/16.....................................................      $ 3,820,000
             Chicago, Illinois, O'Hare International Airport Revenue, General
               Airport 2nd Lien-- B, (LOC: Societe Generale),
    980,000    4.15% due 1/1/15.....................................................          980,000
             Chicago, Illinois, O'Hare International Airport Revenue, General
               Airport 2nd Lien-- B, (LOC: Societe Generale),
  1,000,000    4.15% due 1/1/15.....................................................        1,000,000
             Clark County, Nevada, Airport Revenue, Sub Lien, Series B-2,
               (LOC: Bayerische Landesbank),
  6,000,000    4.15% due 7/1/29.....................................................        6,000,000
             Clayton County, Georgia, Housing Authority, Multi Family Housing
               Revenue, Huntington Woods Apartments Project, Series A,
               (FSA Insured), (SPA: Societe Generale),
  5,790,000    4.00% due 1/1/21.....................................................        5,790,000
             Colorado Springs, Colorado, YMCA of Pikes Peak Project,
               (LOC: Wells Fago Bank N.A.),
  1,175,000    4.25% due 11/1/20....................................................        1,175,000
             Colton, California,  Redevelopment Agency, Multi-family Revenue,
               (Backed by FHLB),
  1,700,000    3.70% due 5/1/10.....................................................        1,700,000
             Connecticut State,  Health & Education Facilities, Yale University,
               Series T-2,
 10,100,000    4.05% due 7/1/29.....................................................       10,100,000
             Connecticut State, G.O., Series B, (SPA: Bayerische Landesbank),
  9,200,000    4.05% due 5/15/14....................................................        9,200,000
             Dade County, Florida, Aviation Revenue, Series A, (LOC: Morgan
               Guaranty Trust),
  1,045,000    4.20% due 10/1/09....................................................        1,045,000
             Dauphin County, Pennsylvania, General Authority, (AMBAC Insured),
               (LOC:Bank of Nova Scotia),
  2,600,000    4.35% due 9/1/32.....................................................        2,600,000
             Delaware State, River & Bay Authority Revenue, Series B, (AMBAC
               Insured), (SPA: Credit Local de France),
  1,000,000    3.90% due 1/1/30.....................................................        1,000,000
             Durham, North Carolina,  G.O., (SPA: Wachovia Bank of North
               Carolina),
  1,900,000    4.20% due 2/1/13.....................................................        1,900,000
             Emmaus, Pennsylvania, General Authority, (Backed by FSA),
               (SPA: First Union National Bank),
  6,900,000    4.25% due 12/1/28....................................................        6,900,000



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
VARIABLE/FLOATING RATE NOTES 1 -- (CONTINUED)
             Ewing, Kentucky, Development District Financing Trust, Lease
               Acquisition Program Revenue, (SPA: First Union National Bank),
$ 7,810,000    4.35% due 6/1/33.....................................................     $ 7,810,000
             Fairfax County, Virginia, Industrial Development Authority
               Revenue, Fairfax Hospital,  Series C,
    600,000    3.58% due 10/1/25....................................................         600,000
             Georgia State, Municipal Electric Authority, MEAG Project One, Sub
               Series E, (LOC:ABNAMRO),
  1,300,000    4.05% due 1/1/26.....................................................       1,300,000
             Gloucester County, New Jersey, Industrial Pollution Control,
               Financing Authority Revenue, Mobil Oil Refining Co. Project,
  2,000,000    3.75% due 12/1/03....................................................       2,000,000
             Golden Empire,  California, Schools Financing Authority, Kern High
               School District Projects, (LOC: CIBC),
  5,000,000    4.00% due 8/1/26.....................................................       5,000,000
             Hamilton County, Ohio, Hospital Facilities Revenue, Health
               Alliance of Greater Cincinnati, Series E, (MBIA Insured), (SPA:
               Credit Suisse First Boston),
  2,400,000    4.10% due 1/1/18.....................................................       2,400,000
             Harris County, Texas, Housing Financing Corp., Multi Family
               Housing Revenue, Idlewood Park Development Project,
               (LOC: Westdeutsche Landesbank),
  2,000,000    4.15% due 6/1/05.....................................................       2,000,000
             Honolulu City and County, Hawaii, G.O., Series A,
               (LOC: Landesbank Hessen-Thuringen):
  1,800,000    4.15% due 1/1/10.....................................................       1,800,000
  8,000,000    4.15% due 1/1/11.....................................................       8,000,000
             Illinois, Health Facilities Authority Revenue, Decatur Memorial
               Hospital Project A, (MBIA Insured), (SPA: Bank One Illinois N.A.),
  2,600,000    4.15% due 11/15/24...................................................       2,600,000
             Illinois, Health Facilities Authority Revenue, Swedish Covenant
               Hospital Project, (AMBAC Insured), (SPA: Bank One Illinois N.A.),
    600,000    4.20% due 8/1/25.....................................................         600,000
             Illinois, Housing Development Authority, Housing Revenue, Illinois
               Center Apartments, (Met Life Guaranty Insured), (SPA: KBC Bank),
  5,900,000    4.05% due 1/1/08.....................................................       5,900,000
             Indiana State,  Health Facility Financing Authority Revenue, Pathfinder
               Services Inc. Project, (LOC: Wells Fargo Bank of Maine, N.A.),
  2,340,000    4.25% due 11/1/19....................................................       2,340,000
             Iowa, Higher Education Loan Authority Revenue, Private College
               Facility, (MBIA Insured), (SPA: Chase Manhattan Bank),
  2,100,000    4.30% due 12/1/15....................................................       2,100,000



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
VARIABLE/FLOATING RATE NOTES 1 -- (CONTINUED)
             Knox County, Tennessee, Industrial Development Board,
               Professional Plaza, (Backed by FGIC), (LOC: Bankboston N.A.),
$ 1,000,000    4.15% due 12/1/14....................................................      $ 1,000,000
             Moffat County, Colorado, Pollution Control Revenue Bond,
               (AMBAC Insured), (SPA: Societe Generale),
  5,000,000    4.05% due 7/1/10.....................................................        5,000,000
             Lisle and Dupage Counties, Illinois, Multi-family Revenue, Four
               Lakes Phase V-- Lisle Project, (Backed by FNMA),
  8,000,000    4.25% due 9/15/26....................................................        8,000,000
             Los Angeles County, California, Pension Obligation, Series C,
               (AMBAC Insured),  (LOC: Bank of Nova Scotia),
  2,700,000    4.00% due 6/30/07....................................................        2,700,000
             Los Angeles, California, Multi-family Revenue, Series K,
               (Backed by FHLB),
  3,215,000    4.10% due 7/1/10.....................................................        3,215,000
             Louisiana State, Public Facilities Authority Revenue, Multi-Family
               Mortgage, Emberwood Project, (General Electric Capital
               Guaranty Insured),
  4,100,000    4.20% due 10/1/22....................................................        4,100,000
             Louisiana, Public Facilities, Authority Revenue, College & University
               Equipment & Capital, (Backed by FGIC), (SPA: Societe Generale),
  2,970,000    4.00% due 9/1/10.....................................................        2,970,000
             Massachusetts State, Central Artery, G.O., Series A, (SPA:
               Landesbank Hessen-Thuer.),
  2,300,000    4.50% due 12/1/30....................................................        2,300,000
             Massachusetts State, Health & Education Facilities, Authority
               Revenue, Series G-1, (MBIA Insured), (LOC:Credit Suisse),
    700,000    3.85% due 1/1/19.....................................................          700,000
             Massachusetts State, Health & Educational Facilities Authority
               Revenue, Amherst College, Series F,
  7,600,000    3.85% due 11/1/26....................................................        7,600,000
             Massachusetts State, Health & Educational Facilities Authority
               Revenue,  Capital Asset Program, Series G-1, (SPA -- State Street
               B&T Co.),
  3,000,000    4.30% due 1/1/35.....................................................        3,000,000
             Massachusetts State, Housing Finance, Multi Family Housing
               Project, Series A, (Backed by FNMA),
  1,000,000    4.10% due 1/15/10....................................................        1,000,000
             Massachusetts State, Water Resource Authority, Series B, (LOC:
               Landesbank Hessen-Thuer.),
  9,700,000    4.00% due 8/1/28.....................................................        9,700,000
             Mecklenburg County, North Carolina, Series C, (SPA -- First Union
               National),
  5,400,000    4.25% due 2/1/18.....................................................        5,400,000



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
VARIABLE/FLOATING RATE NOTES 1 -- (CONTINUED)
             Michigan State, Strategic Fund, Industrial Development Revenue,
               Allen Group Inc. Project, (LOC: Dresdner Bank, A.G.),
$ 1,300,000    4.15% due 11/1/25....................................................      $ 1,300,000
             Missouri State,  Health & Education Facilities, Authority Revenue,
               Christian Health Services, Series B, (LOC: Morgan Guaranty Trust),
  6,700,000    4.15% due 12/1/19....................................................        6,700,000
             Montgomery County,  Maryland, Community Housing Revenue,
               Falklands-B, Connecticut General Life,
  5,400,000    4.05% due 8/1/15.....................................................        5,400,000
             Mountain View, California, (Backed by FGIC), (SPA: FGIC),
  1,500,000    4.00% due 3/1/17....................................      1,500,000
             New Jersey State, Economic Development Authority, Pollution
               Control Revenue, Public Service Electric and Gas Co., Series A,
               (MBIA Insured), (SPA: UBS AG),
  1,200,000    3.85% due 9/1/12.....................................................        1,200,000
             New Jersey State, Turnpike Authority Revenue, Series D, (Backed by
               FGIC), (SPA: Societe Generale),
  4,200,000    4.00% due 1/1/18.....................................................        4,200,000
             New York City, New York, Transitional Finance Authority Revenue,
               Future Tax Secured, Series A-1, (LOC: Commerzbank),
  7,600,000    4.00% due 11/15/28...................................................        7,600,000
             New York State, Housing Finance Agency Revenue, Liberty View
               Apartments Project, Series A, (SPA: FNMA),
  4,300,000    4.00% due 11/15/19...................................................        4,300,000
             New York State, Local Assistance Corp., Series B, (LOC: Bayerische
               Landesbank 50%, Westdeutsche Landesbank 50%),
 11,800,000    4.00% due 4/1/23.....................................................       11,800,000
             New York State, Medical Care Facility Finance Agency Revenue,
               Lenox Hill Hospital Project, (LOC: Chase Manhattan),
    700,000    3.90% due 11/1/08....................................................          700,000
             North Carolina State, Educational Facility Finance Agency
               Revenue, Greensboro College Project, (LOC:Bank of America),
  3,400,000    4.15% due 9/1/27....................................      3,400,000
             North Carolina, Medical Care Community Hospital Revenue, Duke
               University Hospital, Project C, (SPA: Wachovia Bank N.A.),
  4,500,000    3.95% due 6/1/15.....................................................        4,500,000
             Ohio State, University General Receipts,
    900,000    4.05% due 12/1/07....................................................          900,000
             Port Kalama, Washington, Public Corp. Port, Conagra Inc. Project,
               (LOC: Morgan Guaranty Trust),
  3,950,000    4.05% due 1/1/04.....................................................        3,950,000



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
VARIABLE/FLOATING RATE NOTES1 -- (CONCLUDED)
             Scottsdale, Arizona, Industrial Development Authority, Hospital
               Revenue, Scottsdale Memorial Health System, Series B, (AMBAC
               Insured), (SPA: Credit Local De France),
$ 2,200,000    4.15% due 9/1/22.....................................................     $  2,200,000
             Seattle, Washington, Municipal Light and Power Revenue,
               (SPA: Morgan Guaranty Trust),
    900,000    4.65% due 11/1/18...................................        900,000
             Texas State, Higher Education Authority Inc., Educational Equipment
               and Improvement Revenue, Series B, (Backed by FGIC),
  2,035,000    4.00% due 12/1/25....................................................        2,035,000
             Tulsa, Oklahoma, Industrial Authority Revenue, University of Tulsa,
               Series B, (MBIA Insured), (SPA: Credit Local De France),
  4,200,000    4.00% due 10/1/26....................................................        4,200,000
             University of Utah, Utah, University Revenue, Auxiliary and Campus
               Facilities, Series A, (SPA: Bank of Nova Scotia),
  2,420,000    4.00% due 4/1/27.....................................................        2,420,000
             Valdez, Alaska, Marine Terminal Revenue, Mobil Oil Alaska
               Pipeline, Series A,
  6,000,000    4.05% due 11/1/03....................................................        6,000,000
             Washington State, G.O., Series VR-96A, (SPA: Landesbank Hessen-
               Thuringen),
  3,900,000    4.05% due 6/1/20.....................................................        3,900,000
             Washington State, Housing Finance Commission, Multi-Family
               Mortgage Revenue, Pacific First Federal Saving Bank Project,
               Series A, (LOC: FHLB),
  4,200,000    4.25% due 7/1/20.....................................................        4,200,000
             Webster County, Iowa, Educational Facilities Revenue, Saint
               Edmond Project, (LOC: Wells Fargo),
  1,700,000    4.25% due 7/1/20.....................................................        1,700,000
             York County, Pennsylvania, Industrial Development Authority,
               Pollution Control Revenue, Public Service Electric & Gas
               Project, Series A, (MBIA Insured), (SPA: UBS AG),
  3,400,000    4.10% due 9/1/20.....................................................        3,400,000
                                                                                         ------------
             TOTAL WEEKLY VARIABLE/FLOATING RATE NOTES
               (Cost $261,215,000)..................................................      261,215,000
                                                                                         ------------



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
             MONTHLY FLOATING RATES -- 1.7%
             Ohio State, Water Development Authority, Pollution Control Facilities
               Revenue, Duquesne Light Co. Series C, (SPA -- Bank of New York),
$ 8,955,000    4.25% due 11/1/29....................................................     $  8,955,000
                                                                                         ------------
             TOTAL MONTHLY VARIABLE/FLOATING RATE NOTES
               (Cost $8,955,000)....................................................        8,955,000
                                                                                         ------------
             TOTAL VARIABLE/FLOATING RATE NOTES
               (Cost $497,520,000)..................................................      497,520,000
                                                                                         ------------
FIXED RATE BONDS -- 6.8%
             Alleghany County, Pennsylvania, G.O., Series C-38, (AMBAC
               Insured), Prerefunded 9/1/01 @ $100,
  1,500,000    6.50% due 9/1/10.....................................................        1,530,147
             Clark County, Kentucky, Pollution Control Revenue, East Kentucky
               Power, National Rural, Series J-1, (CFC Insured), Prerefunded
               10/15/01 @ $100,
  1,830,000    3.25% due 10/15/14...................................................        1,830,000
             El Paso, Texas, G.O., Escrowed to Maturity,
  1,000,000    7.00% due 8/15/01....................................................        1,007,396
             Harrisburg, Pennsylvania, Lease Revenue, (Backed by FSA),
               Prerefunded 6/1/01 @ $101,
  4,595,000    6.25% due 6/1/10.....................................................        4,688,664
             Illinois State, Educational Facility Authority Revenue, Loyola,
               Series A, Prerefunded 7/1/01 @ $102,
  3,600,000    7.125% due 7/1/21....................................................        3,694,997
             Minnesota G.O.,
  1,000,000    4.75% due 5/1/01.....................................................        1,000,000
             Monmouth County, New Jersey, G.O.,
  1,500,000    5.00% due 7/1/01.....................................................        1,501,445
             Nevada State, G.O., Series A, Prerefunded 5/1/01 @ $101,
  2,000,000    6.00% due 5/1/11.....................................................        2,020,000
             Northumberland County, Pennsylvania, Commonwealth. Lease
               Authority Revenue, (MBIA Insured), Prerefunded 10/15/01 @ $100,
  1,000,000    6.25% due 10/15/09...................................................        1,016,580
             Philadelphia, Pennsylvania, TRAN, Series A,
  3,000,000    5.00% due 6/29/01....................................................        3,002,975



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            TAX-EXEMPT CASH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
FIXED RATE BONDS -- (CONCLUDED)
             Pittsburgh, Pennsylvania, G.O., Prerefunded 8/1/01 @ $100,
               (AMBAC Insured),
$ 2,000,000    6.75% due 8/1/16.....................................................     $ 2,040,344
             Tampa, Florida, Allegany Health System, Saint Joseph, Prerefunded
               12/1/01 @ $102,
  1,000,000    6.75% due 12/1/17....................................................       1,038,159
             Texas State, TRAN,
  8,000,000    5.25% due 8/31/01....................................................       8,025,643
             Washington State, G.O., Series B, Prerefunded 6/1/01 @ $100,
  1,000,000    6.60% due 6/1/05.....................................................       1,003,021
             Westmoreland County, Pennsylvania, G.O., (AMBAC Insured),
               Prerefunded 8/1/01 @ $100,
  3,000,000    6.70% due 8/1/09.....................................................       3,060,089
                                                                                         ------------
             TOTAL FIXED RATE BONDS
               (Cost $36,459,460)...................................................      36,459,460
                                                                                         ------------
TOTAL INVESTMENTS
  (Cost $533,979,460).....................................................      99.8%    $533,979,460

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................       0.2          948,883
                                                                               -----     ------------
NET ASSETS................................................................     100.0%    $534,928,343
                                                                               =====     ============

----------
1 Demand security; payable upon demand by the Fund with usually no more than thirty (30), calendar days' notice. Interest rates are redetermined periodically. Rates shown are those in effect as of April 30, 2001.
Abbreviations:
AMBAC -- AMBAC Assurance Corporation
CFC -- Cooperative Finance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FHLB -- Federal Home Loan Board
FNMA -- Federal National Mortgage  Association
FSA -- Financial Security Assurance
GO -- General  Obligation
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
SPA -- Stand-By Purchase Agreement
TRAN -- Tax Revenue Anticipation Note
UBS -- United Bank of Switzerland


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           CORE FIXED INCOME PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
MORTGAGE-BACKED SECURITIES 1 -- 33.7%
             COUNTRYWIDE SECURITIES CORP. -- 1.1%
$1,755,436   Countrywide 1998-6 A, 6.50% due 6/25/13................................      $ 1,758,192
                                                                                         ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 16.3%
    64,528   #555359, 6.50% due 4/1/08..............................................           64,519
24,390,321   #C00742, 6.50% due 4/1/29..............................................       24,199,528
   825,918   #D78677, 8.00% due 3/1/27..............................................          860,201
   718,702   #D84894, 8.00% due 12/1/27.............................................          747,335
   162,477   #G00807, 9.50% due 3/1/21..............................................          174,325
 1,293,052   #G10753, 6.50% due 9/1/09..............................................        1,316,611
                                                                                         ------------
                                                                                           27,362,519
                                                                                         ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 16.3%
11,600,000   #252806, 6.50% due 8/15/04.............................................       12,071,436
 1,234,414   #252806, 7.50% due 10/1/29.............................................        1,260,583
   423,046   #313795, 9.50% due 1/1/25..............................................          466,188
   211,602   #313796, 9.50% due 2/1/21..............................................          228,387
 1,134,698   #313815, 6.50% due 1/1/11..............................................        1,154,922
   371,458   #499335, 6.50% due 8/1/29..............................................          368,158
   826,104   #373328, 8.00% due 3/1/27..............................................          859,001
 2,029,021   #390895, 8.00% due 6/1/27..............................................        2,109,821
   723,479   #395715, 8.00% due 8/1/27..............................................          752,290
 4,309,340   #397602, 8.00% due 8/1/27..............................................        4,480,946
   952,782   #405845, 8.00% due 11/1/27.............................................          990,723
   507,674   #44174, 6.50% due 11/1/03..............................................          512,440
   136,973   #523497, 7.50% due 11/1/29.............................................          139,877
 2,016,000   TBA, 8.00% due 5/1/31..................................................        2,083,411
                                                                                         ------------
                                                                                           27,478,183
                                                                                         ------------
             TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $55,015,389)...................................................       56,598,894
                                                                                         ------------

COLLATERALIZED MORTGAGE OBLIGATIONS1 -- 2.1%
 3,580,379   Credit-Based Asset Servicing, 6.50% due 9/25/26........................        3,620,216
                                                                                         ------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost $3,345,706)....................................................        3,620,216
                                                                                         ------------



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           CORE FIXED INCOME PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
INTEREST-ONLY SECURITIES 2 -- 0.6%
$1,031,580   FHG #16 PQ, 7.00% due 4/1/21...........................................     $    115,433
   766,351   FHR #1529 JB, 7.00% due 3/1/06.........................................          106,867
   636,058   FNR #1997-40 PK, 7.00% due 7/1/19......................................           21,663
 3,846,153   FNR #93-135 PI, 6.50% due 7/1/08.......................................          659,173
   447,272   FNR #93-147 K, 7.00% due 6/1/20........................................           19,342
   503,264   FNR #93-167 L, 7.00% due 8/1/19........................................           24,135
16,405,590   UAC #99-AI, 0.80% due 9/8/06...........................................           90,924
                                                                                         ------------
             TOTAL INTEREST-ONLY SECURITIES
               (Cost $1,058,034)....................................................        1,037,537
                                                                                         ------------

CORPORATE BONDS -- 30.0%
 1,125,000   Associates Corp. of North America, 6.00% due 4/15/03...................        1,142,151
 4,000,000   Associates Corp. of North America, 5.75% due 11/1/03...................        4,043,400
 4,000,000   Boeing Cap Corp., 7.375% due 9/27/10 3.................................        4,277,760
 4,000,000   Citi Group, 6.50% due 2/7/06 3.........................................        4,015,608
 2,000,000   Fannie Mae, 6.25% due 2/1/11 3.........................................        1,982,932
 4,000,000   Ford Motor Credit Co., 7.375% due 2/1/11 3.............................        4,101,200
 5,000,000   General Motors Acceptance Corp., 6.38% due 1/30/04.....................        5,069,265
 4,000,000   Household Finance Corp., 8.00% due 7/15/10.............................        4,320,840
 5,000,000   IBM Corp., 5.375% due 2/1/09 3.........................................        4,677,330
 5,000,000   Merrill Lynch and Co., 6.00% due 2/17/09...............................        4,816,050
 4,000,000   Morgan Stanley Dean Witter, 7.125% due 1/15/03.........................        4,132,584
 3,700,000   Wal-Mart Stores, 6.875% due 8/10/09....................................        3,842,790
 4,000,000   Wells Fargo Bank, 6.45% due 2/1/11.....................................        3,973,880
                                                                                         ------------
             TOTAL CORPORATE BONDS
               (Cost $50,403,964)...................................................       50,395,790
                                                                                         ------------

US TREASURY NOTES/BONDS -- 28.6%
 4,500,000   US Treasury Bond, 5.75% due 11/15/05 4.................................        4,655,389
 6,000,000   US Treasury Note, 6.125% due 8/31/02 3.................................        6,146,856
 3,500,000   US Treasury Note, 4.75% due 1/31/03 4..................................        3,525,760
 4,000,000   US Treasury Note, 4.25% due 3/31/03 3..................................        3,995,048
15,500,000   US Treasury Note, 6.75% due 5/15/05 3,4................................       16,571,035



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           CORE FIXED INCOME PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
US TREASURY NOTES/BONDS -- (CONCLUDED)
$4,350,000   US Treasury Note, 6.125% due 11/15/27 3................................      $ 4,469,151
 8,400,000   US Treasury Note, 6.125% due 8/15/29 3.................................        8,666,843
                                                                                         ------------
             TOTAL US TREASURY NOTES/BONDS
               (Cost $47,069,135)...................................................       48,030,082
                                                                                         ------------

REPURCHASE AGREEMENTS -- 17.8%
             With Goldman Sachs & Co., dated 4/30/01, 4.40%, principal and interest in the amount of $419,051, due 5/1/01, (collateralized by US Treasury Bond with a par value of $315,000, coupon rate
   419,000     of 12.75%, due 11/15/10, market value of $431,659)...................          419,000
             With Merrill Lynch, Inc., dated 4/30/01, 4.60%, principal and interest in the amount of $15,001,917, due 5/1/01, (collateralized by FNR 2000-37 FA with a par value of $19,397,000, coupon rate
15,000,000     of 5.01%, due 11/25/30, market value of $19,439,673).................       15,000,000
             With Prudential  Securities,  dated 4/30/01,  4.60%,  principal and interest in the amount of $14,501,853, due 5/1/01, (collateralized by FHR 2152 BA with a par value of $20,188,00, coupon rate of
14,500,000     6.50%, due 12/15/27, market value of $20,062,834)....................       14,500,000
                                                                                         ------------
             TOTAL REPURCHASE AGREEMENT
               (Cost $29,919,000)...................................................       29,919,000
                                                                                         ------------
TOTAL INVESTMENTS
  (Cost $186,811,228).....................................................     112.8%    $189,601,519



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           CORE FIXED INCOME PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                          APRIL 30, 2001 -- (UNAUDITED)


    FACE
   AMOUNT                                                                                   VALUE
   ------                                                                                ------------
REVERSE REPURCHASE AGREEMENTS -- (12.7)
             With Merrill Lynch, Inc., dated 4/30/01, 3.60%, principal and interest in the amount of $4,764,851, due 5/1/01, (collateralized by US Treasury Bond with a par value of $4,500,000, coupon
$4,500,000     rate of 5.75%, due 11/15/05, market value of $4,655,389).............     $ (4,764,375)
             With Merrill Lynch, Inc., dated 4/30/01, 4.50%, principal and interest in the amount of $13,064,133, due 5/1/01, (collateralized by US
               Treasury Bond with a par value of $12,500,000, coupon rate of
12,500,000     6.75%, due 5/15/05, market value of $13,363,738).....................      (13,062,500)
             With Merrill Lynch, Inc., dated 4/30/01, 4.35%, principal and interest in the amount of $3,526,676, due 5/1/01, (collateralized by US
               Treasury Bond with a par value of $3,500,000, coupon rate of
 3,500,000     4.75%, due 1/31/03, market value of $3,525,760)......................       (3,526,250)
                                                                                         ------------
             TOTAL REVERSE REPURCHASE AGREEMENTS
               (Cost $21,353,125)...................................................      (21,353,125)
                                                                                         ------------
LIABILITIES IN EXCESS OF OTHER ASSETS...................................        (0.1)        (160,198)
                                                                               -----     ------------
NET ASSETS..............................................................       100.0%    $168,088,196
                                                                               =====     ============

----------
1 Represents current face amount at April 30, 2001.
2 Face Amount represents notional amount.
3 Securities or partial securities on loan.
4 Collateral for reverse repurchase agreement.
Abbreviation:
TBA --- To be announced.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           STRATEGIC EQUITY PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES                                                                                   VALUE
   ------                                                                                ------------
COMMON STOCKS -- 97.8%
             AEROSPACE & DEFENSE -- 2.1%
    40,500   United Technologies Corp. .............................................     $  3,162,240
                                                                                         ------------
             BANKING -- 3.4%
   104,758   Citigroup, Inc. .......................................................        5,148,856
                                                                                         ------------
             CAPITAL GOODS -- 1.8%
    40,000   Emerson Electric Co. ..................................................        2,666,000
                                                                                         ------------
             COMMERCIAL SERVICES -- 3.0%
    70,000   McGraw-Hill Companies, Inc. ...........................................        4,534,600
                                                                                         ------------
             CONSUMER DURABLES -- 2.5%
    80,000   Harley-Davidson, Inc.2 ................................................        3,687,200
                                                                                         ------------
             CONSUMER NON-DURABLES -- 5.1%
    54,000   Colgate-Palmolive Co. .................................................        3,015,900
    53,500   Kimberly-Clark Corp. ..................................................        3,177,900
    23,000   Procter & Gamble Co. ..................................................        1,381,150
                                                                                         ------------
                                                                                            7,574,950
                                                                                         ------------
             CONSUMER PRODUCTS -- 1.7%
    57,500   Pepsico, Inc. .........................................................        2,519,075
                                                                                         ------------
             DRUGS & HEALTH CARE -- 1.4%
    51,650   Medimmune, Inc.1 ......................................................        2,022,097
                                                                                         ------------
             ELECTRIC UTILITIES -- 1.8%
    56,000   AES Corp.1 ............................................................        2,669,520
                                                                                         ------------
             ELECTRICAL & ELECTRONICS -- 3.3%
    72,768   Koninklijke Phillips Electronic NV ....................................        2,241,254
    80,000   Nokia Corp., ADR ......................................................        2,735,200
                                                                                         ------------
                                                                                            4,976,454
                                                                                         ------------



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           STRATEGIC EQUITY PORTFOLIO
                 SCHEDULE OF PORTFOLIO INVESTMENTS-- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES                                                                                   VALUE
   ------                                                                                ------------
COMMON STOCKS -- (CONTINUED)
             ELECTRONIC TECHNOLOGY -- 6.5%
   100,000   Cisco Systems, Inc.1 ..................................................      $ 1,698,000
    58,650   EMC Corp.1 ............................................................        2,322,540
    56,000   Intel Corp. ...........................................................        1,730,960
    34,150   IBM Corp. .............................................................        3,932,031
                                                                                         ------------
                                                                                            9,683,531
                                                                                         ------------
             ENERGY MINERALS -- 5.6%
    24,350   Chevron Corp. .........................................................        2,351,236
    33,698   Exxon Mobil Corp. .....................................................        2,985,643
    45,000   Schlumberger Ltd. .....................................................        2,983,500
                                                                                         ------------
                                                                                            8,320,379
                                                                                         ------------
             FINANCIAL SERVICES -- 9.0%
    65,625   American International Group ..........................................        5,368,125
    76,000   FleetBoston Financial Corp. ...........................................        2,916,120
    60,000   Freddie Mac1 ..........................................................        3,948,000
    26,000   Wells Fargo & Co. .....................................................        1,221,220
                                                                                         ------------
                                                                                           13,453,465
                                                                                         ------------
             HEALTH CARE -- 4.5%
   156,000   Pfizer, Inc. ..........................................................        6,754,800
                                                                                         ------------
             HEALTH CARE FACILITY & SUPPLIES -- 2.2%
    42,600   Medtronic, Inc. .......................................................        1,899,960
    14,000   Wellpoint Health Networks, Inc.1 ......................................        1,375,500
                                                                                         ------------
                                                                                            3,275,460
                                                                                         ------------
             HEALTH CARE SERVICES -- 2.1%
    28,900   Genzyme Corp.1 ........................................................        3,149,233
                                                                                         ------------
             HEALTH TECHNOLOGY -- 5.0%
    40,000   Johnson & Johnson 2 ...................................................        3,859,200
    46,500   Merck & Co., Inc. .....................................................        3,532,605
                                                                                         ------------
                                                                                            7,391,805
                                                                                         ------------



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           STRATEGIC EQUITY PORTFOLIO
                 SCHEDULE OF PORTFOLIO INVESTMENTS-- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES                                                                                   VALUE
   ------                                                                                ------------
COMMON STOCKS -- (CONTINUED)
             MISCELLANEOUS -- 1.5%
    55,450   Nationwide Financial Services, Inc.-- Class A 1 .......................      $ 2,271,232
                                                                                         ------------
             MULTI-LINE INSURANCE -- 2.5%
    57,750   PMI Group Inc. (The) 1 ................................................        3,713,325
                                                                                         ------------
             NATURAL GAS -- 1.6%
    37,350   Anadarko Petroleum Corp. ..............................................        2,413,557
                                                                                         ------------
             OIL & GAS DRILLING -- 1.9%
    52,212   Transocean Sedco Forex, Inc. ..........................................        2,834,067
                                                                                         ------------
             PROCESS INDUSTRIES -- 3.4%
   105,000   General Electric Co. ..................................................        5,095,650
                                                                                         ------------
             PRODUCER MANUFACTURING -- 4.8%
    40,000   Johnson Controls, Inc. ................................................        2,896,000
    80,000   Tyco International Ltd. ...............................................        4,269,600
                                                                                         ------------
                                                                                            7,165,600
                                                                                         ------------
             REGIONAL BELL OPERATING COMPANIES -- 2.8%
    42,950   SBC Communications, Inc. ..............................................        1,771,687
    43,050   Verizon Communications Inc. ...........................................        2,370,764
                                                                                         ------------
                                                                                            4,142,451
                                                                                         ------------
             RETAIL TRADE -- 1.7%
    65,250   Target Corp ...........................................................        2,508,863
                                                                                         ------------
             TECHNOLOGY -- 5.3%
    53,600   Agilent Technologies, Inc.1 ...........................................        2,090,936
    50,000   Applied Materials, Inc.1 ..............................................        2,730,000
    43,000   Sun Microsystems, Inc.1 ...............................................          736,160
    60,900   Texas Instruments, Inc. ...............................................        2,356,830
                                                                                         ------------
                                                                                            7,913,926
                                                                                         ------------
             TECHNOLOGY SYSTEMS/SEMI CONDUCTORS -- 2.2%
    54,950   JDS Uniphase Corp.1 ...................................................        1,174,831
    36,700   Qualcomm, Inc.1 .......................................................        2,105,112
                                                                                         ------------
                                                                                            3,279,943
                                                                                         ------------



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           STRATEGIC EQUITY PORTFOLIO
                 SCHEDULE OF PORTFOLIO INVESTMENTS-- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES                                                                                   VALUE
   ------                                                                                ------------
COMMON STOCKS -- (CONCLUDED)
             TELECOMMUNICATION - LONG DISTANCE -- 0.9%
    76,300   Worldcom, Inc.1 .......................................................     $  1,392,475
                                                                                         ------------
             TELEPHONE -- 1.5%
    39,750   Alltel Corp. ..........................................................        2,170,748
                                                                                         ------------
             TRANSPORTATION -- 0.7%
    58,300   Southwest Airlines ....................................................        1,061,643
                                                                                         ------------
             TRANSPORTATION - SHIPPING -- 1.1%
    29,400   United Parcel Service -- Class B2 .....................................        1,689,030
                                                                                         ------------
             UTILITIES -- 4.9%
    57,000   Duke Energy Corp. .....................................................        2,665,320
    17,564   Nisource Inc. .........................................................          522,880
    50,900   Sprint Corp. (FON Group) 2 ............................................        1,088,242
    45,000   Sprint Corp. (PCS Group) 1 ............................................        1,153,350
    43,000   TXU Corp. .............................................................        1,890,280
                                                                                         ------------
                                                                                            7,320,072
                                                                                         ------------
             TOTAL COMMON STOCKS
               (Cost $114,272,626)..................................................      145,962,247
                                                                                         ------------

CALL OPTIONS -- (0.2)%
       300   Applied Materials, Inc., May 01@$50 ...................................         (228,000)
        70   Genzyme Corp., May 01@$100 ............................................          (79,100)
        30   Genzyme Corp., May 01@$105 ............................................          (22,800)
        25   Genzyme Corp., May 01@$110 ............................................          (13,250)
                                                                                         ------------
             TOTAL CALL OPTIONS
               (Cost $(236,192))....................................................         (343,150)
                                                                                         ------------

PUT OPTIONS -- 0.0%
       300   Applied Materials, Inc., May 01@$40 ...................................           21,000
                                                                                         ------------
             TOTAL PUT OPTIONS
               (Cost $43,200).......................................................           21,000
                                                                                         ------------



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                           STRATEGIC EQUITY PORTFOLIO
                 SCHEDULE OF PORTFOLIO INVESTMENTS-- (CONCLUDED)
                          APRIL 30, 2001 -- (UNAUDITED)


   FACE AMOUNT                                                                              VALUE
   -----------                                                                           ------------
REPURCHASE AGREEMENT -- 4.9%
             With Goldman Sachs & Co., dated 4/30/01, 4.40%, principal and interest in the amount of $7,269,888, due 5/1/01, (collateralized by US Treasury Bond with par value of $5,720,000, coupon rate
$7,269,000     of 13.75%, due 8/15/04, market value of $7,435,930)..................     $  7,269,000
                                                                                         ------------
             TOTAL REPURCHASE AGREEMENT
               (Cost $7,269,000)....................................................        7,269,000
                                                                                         ------------
TOTAL INVESTMENTS
  (Cost $121,348,634).....................................................     102.5%    $152,909,097

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................      (2.5)      (3,744,508)
                                                                               -----     ------------
NET ASSETS................................................................     100.0%    $149,164,589
                                                                               =====     ============

-----------
1 Non-income producing security.
2 Securities on loan in whole or part.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      SMALL CAPITALIZATION VALUE PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES                                                                                   VALUE
   ------                                                                                ------------
COMMON STOCKS -- 95.6%
             BASIC INDUSTRY -- 16.4%
    29,230   Abercrombie & Fitch Co.-- Class A 1 ...................................     $    973,359
    63,400   ACT Manufacturing, Inc. 1,2 ...........................................        1,071,460
   123,100   Aptargroup, Inc. ......................................................        3,887,498
    55,600   Brooks Automation, Inc. 1,2 ...........................................        3,481,116
   295,530   Cable Design Technologies 1 ...........................................        4,391,576
     8,629   Charming Shoppes, Inc. 1 ..............................................           52,723
    49,750   CTS Corp. .............................................................        1,194,000
    18,440   Forest Oil Corp. 1 ....................................................          600,222
   158,440   Granite Construction, Inc. ............................................        4,068,739
    88,550   Ivex Packaging Corp. 1 ................................................        1,385,808
    26,420   Lear Corp. 1 ..........................................................          951,120
    43,890   Marine Drilling Co., Inc. 1 ...........................................        1,315,383
    21,340   Mettler - Toledo International, Inc. 1 ................................          944,301
    64,900   Newport News Shipbuilding, Inc. .......................................        4,195,785
   236,030   Pactiv Corp. 1 ........................................................        3,299,699
    72,170   Precision Castparts Corp. .............................................        2,696,271
   105,270   Ross Stores, Inc. 1 ...................................................        2,313,835
    51,440   Quanta Services, Inc. 1 ...............................................        1,321,494
    77,060   Teleflex, Inc. ........................................................        3,769,005
    33,080   Too, Inc. 1 ...........................................................          658,623
                                                                                         ------------
                                                                                           42,572,017
                                                                                         ------------
             CONSUMER SERVICES -- 23.7%
    88,950   Andrew Corp. 1 ........................................................        1,558,404
   245,790   Aztar Corp. 1 .........................................................        3,187,896
    55,740   BJ's Wholesale Club, Inc. 1 ...........................................        2,525,022
   135,570   Brinker International, Inc. 1 .........................................        3,890,859
   124,910   Brunswick Corp. .......................................................        2,505,695
   111,472   Children's Place 1,2 ..................................................        2,546,020
   102,070   Constellation Brands Inc. 1 ...........................................        6,660,067
   177,185   Copart, Inc. 1 ........................................................        4,059,308
    51,900   Dover Downs Entertainment .............................................          648,750
    43,890   Eaton Vance Corp. .....................................................        1,417,647
   201,700   Harman International Industries, Inc. .................................        6,403,975
   251,640   IDEXX Laboratories, Inc. 1 ............................................        6,821,960


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      SMALL CAPITALIZATION VALUE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES                                                                                   VALUE
   ------                                                                                ------------
COMMON STOCKS -- (CONTINUED)
   158,600   Jack In The Box Inc. 1 ................................................      $ 4,198,142
    73,740   Mirant Corp. 1 ........................................................        3,008,592
    67,990   Outback Steakhouse Inc. 1 .............................................        1,971,030
    60,440   RenaissanceRe Holdings Limited ........................................        3,862,116
   315,030   Ruby Tuesday, Inc. ....................................................        6,001,321
                                                                                         ------------
                                                                                           61,266,804
                                                                                         ------------
             ENERGY -- 11.0%
   136,630   Energen Corp. .........................................................        5,075,805
   102,180   Helmerich and Payne, Inc. .............................................        5,234,681
   403,080   Ocean Energy, Inc. ....................................................        7,461,011
   172,310   Stewart & Stevenson Services ..........................................        3,851,129
   215,190   Swift Energy Co. 1 ....................................................        6,855,953
                                                                                         ------------
                                                                                           28,478,579
                                                                                         ------------
             FINANCIAL SERVICES -- 16.0%
    89,730   Affiliated Managers Group 1 ...........................................        5,044,621
    22,020   AmeriCredit Corp. 1 ...................................................        1,020,847
    45,590   AmeriSource Health Corp.-- Class A 1 ..................................        2,461,860
   183,370   Amerus Group Co. ......................................................        5,855,004
    15,480   Astoria Financial Corp. ...............................................          895,673
   301,380   Bancwest Corp. ........................................................        7,519,431
    78,350   Comstock Resources, Inc. 1 ............................................          846,180
   140,450   Cullen/Frost Bankers, Inc. ............................................        4,494,400
    54,620   Jefferies Group, Inc. .................................................        1,756,033
    20,980   Landamerica Financial Group, Inc. .....................................          629,400
    98,510   Metris Companies Inc. .................................................        2,955,300
    79,850   MONY Group, Inc. ......................................................        2,807,526
    78,300   Presidential Life Corp. ...............................................        1,351,458
   102,410   Southwest Securities Group 2 ..........................................        2,268,382
    41,590   Texas Regional Bancshares, Inc. .......................................        1,497,240
                                                                                         ------------
                                                                                           41,403,355
                                                                                         ------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      SMALL CAPITALIZATION VALUE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES                                                                                   VALUE
   ------                                                                                ------------
COMMON STOCKS -- (CONTINUED)
             HEALTHCARE -- 7.7%
    15,800   Advance PCS 1 .........................................................       $  910,080
   151,830   Bergen Brunswig Corp. .................................................        2,778,489
    76,080   Charles River Lab 1 ...................................................        1,886,784
     5,980   Laboratory Corp of America Holdings 1 .................................          843,180
    15,360   Lincare Holdings, Inc. 1 ..............................................          766,003
    66,590   Medicis Pharmaceutical-- Class A 1 ....................................        3,309,523
   101,440   Mid Atlantic Medical Services, Inc. 1 .................................        2,062,275
    98,230   Sicor, Inc. 1 .........................................................        1,464,609
    54,620   Triad Hospitals, Inc. 1 ...............................................        1,679,565
    46,450   Universal Health Services -- Class B 1 .................................       4,169,352
                                                                                         ------------
                                                                                           19,869,860
                                                                                         ------------
             REAL ESTATE -- 7.6%
   155,470   Amli Residential Properties ...........................................        3,625,560
    43,890   Arden Realty Inc. .....................................................        1,100,322
   130,540   Bedford Property Investors ............................................        2,489,398
    58,520   Brandywine Realty Trust ...............................................        1,154,014
   204,500   Glimcher Realty Trust .................................................        3,122,715
    92,460   Istar Financial Inc. ..................................................        2,311,500
    45,840   Kilroy Realty Corp. ...................................................        1,217,052
    93,940   Liberty Property Trust ................................................        2,710,169
    97,310   Town and Country Trust ................................................        1,892,680
                                                                                         ------------
                                                                                           19,623,410
                                                                                         ------------
             REIT - OFFICE/INDUSTRIAL -- 0.2%
    24,230   Highwoods Properties, Inc. ............................................          622,711
                                                                                         ------------
             TECHNOLOGY -- 8.2%
   188,520   E.Piphany, Inc. 1 .....................................................        1,711,762
   139,300   Electronics for Imaging 1 .............................................        3,872,540
    84,860   F.Y. I., Inc. 1 .......................................................        2,948,885
    98,510   Kent Electronics Corp. 1 ..............................................        2,127,816
    51,690   MAF Bancorp, Inc. .....................................................        1,393,046
   208,750   Methode Electronics-- Class A .........................................        1,194,050
   208,720   Reynolds & Reynolds-- Class A .........................................        4,312,155
   129,450   Seitel, Inc. 1, 2 .....................................................        2,525,570
   148,878   Stratos Lightwave Inc. 1 ..............................................        1,189,537
                                                                                         ------------
                                                                                           21,275,361
                                                                                         ------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      SMALL CAPITALIZATION VALUE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES
 FACE AMOUNT                                                                                VALUE
 -----------                                                                             ------------
COMMON STOCKS -- (CONCLUDED)
             TELECOMMUNICATION EQUIPMENT -- 0.6%
    28,410   Black Box Corp. 1,2 ...................................................     $  1,653,178
                                                                                         ------------
             UTILITIES -- 4.2%
    93,640   Alliant Energy Corp. ..................................................        2,921,568
    44,100   Equitable Resources, Inc. .............................................        3,528,000
   110,530   MDU Resources Group, Inc. .............................................        4,421,200
                                                                                         ------------
                                                                                           10,870,768
                                                                                         ------------
             TOTAL COMMON STOCKS
               (Cost $206,637,856)..................................................      247,636,043
                                                                                         ------------

REPURCHASE AGREEMENT -- 2.6%
             With Goldman Sachs & Co., dated 4/30/01, 4.40%, principal and interest in the amount of $6,741,824, due 5/1/01, (collateralized by US Treasury Bond with par value of $5,165,000, coupon rate
$6,741,000     of 8.875%, due 8/15/17, market value of $6,887,281)..................        6,741,000
                                                                                         ------------
             TOTAL REPURCHASE AGREEMENT
               (Cost $6,741,000)....................................................        6,741,000
                                                                                         ------------
TOTAL INVESTMENTS
  (Cost $213,378,856).....................................................      98.2%    $254,377,043

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................       1.8        4,541,007
                                                                               -----     ------------
NET ASSETS................................................................     100.0%    $258,918,050
                                                                               =====     ============

------------
 1 Non-income producing security.
 2 Securities on loan in whole or part.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            LARGE CAP VALUE PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES                                                                                   VALUE
   ------                                                                                ------------
COMMON STOCKS -- 98.6%
             AEROSPACE & DEFENSE -- 1.8%
     8,100   Lockheed Martin Corp. .................................................     $    284,796
                                                                                         ------------
             BANKING -- 3.2%
     6,800   Mellon Financial Corp. ................................................          278,324
     8,300   National City Corp. ...................................................          225,843
                                                                                         ------------
                                                                                              504,167
                                                                                         ------------
             BASIC INDUSTRY -- 5.2%
     4,700   MGIC Investment Corp. 2 ...............................................          305,453
     6,400   Pharmacia Corp. .......................................................          334,464
     3,200   Weyerhaeuser Co. ......................................................          180,896
                                                                                         ------------
                                                                                              820,813
                                                                                         ------------
             CAPITAL GOODS -- 4.7%
     9,000   Tyco International Ltd. ...............................................          480,330
     3,200   United Technologies Corp. .............................................          249,856
                                                                                         ------------
                                                                                              730,186
                                                                                         ------------
             COMMERCIAL SERVICES -- 1.3%
     3,100   McGraw-Hill Companies, Inc. ...........................................          200,818
                                                                                         ------------
             CONSUMER DURABLES -- 2.8%
    14,400   Occidental Petroleum Corp. ............................................          433,728
                                                                                         ------------
             CONSUMER NON - DURABLES -- 6.4%
     3,400   Anheuser-Busch Companies, Inc. ........................................          135,966
     5,000   Kimberly-Clark Corp. ..................................................          297,000
     6,500   Philip Morris Companies Inc. ..........................................          325,715
     2,600   Quaker Oats Co. .......................................................          252,200
                                                                                         ------------
                                                                                            1,010,881
                                                                                         ------------
             CONSUMER SERVICES -- 1.1%
     6,100   Darden Restaurants, Inc. ..............................................          166,591
                                                                                         ------------

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            LARGE CAP VALUE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES                                                                                   VALUE
   ------                                                                                ------------
COMMON STOCKS -- (CONTINUED)
             ELECTRIC UTILITIES -- 2.2%
     3,100   AES Corp. 1 ...........................................................     $    147,777
     4,100   Duke Energy Corp. .....................................................          191,716
                                                                                         ------------
                                                                                              339,493
                                                                                         ------------
             ENERGY -- 5.8%
     4,629   El Paso Corp ..........................................................          318,475
     6,737   Exxon Mobil Corp. .....................................................          596,898
                                                                                         ------------
                                                                                              915,373
                                                                                         ------------
             FINANCE -- 20.4%
     2,350   American International Group ..........................................          192,230
     2,850   Bank of America Corp. .................................................          159,600
     3,100   Bear Stearns Companies, Inc. ..........................................          155,930
     2,300   Cigna Corp. ...........................................................          245,410
    11,533   Citigroup, Inc. .......................................................          566,847
     5,700   Equity Residential Properties Trust 1 .................................          299,193
     6,000   Fannie Mae ............................................................          481,560
     5,500   Household International, Inc. .........................................          352,110
     3,300   JP Morgan Chase & Co. .................................................          158,334
     3,600   Morgan Stanley Dean Witter & Co. ......................................          226,044
     1,850   SEI Investments Co. ...................................................           74,203
     3,100   St. Paul Companies., Inc. .............................................          139,810
     3,000   Washington Mutual, Inc. ...............................................          149,790
                                                                                         ------------
                                                                                            3,201,061
                                                                                         ------------
             FINANCIAL SERVICES -- 6.1%
     7,000   Bancwest Corp. ........................................................          174,650
     8,800   BB&T Corp. 2 ..........................................................          311,696
    10,756   Comcast Corp.-- Special Class A 1 .....................................          472,296
                                                                                         ------------
                                                                                              958,642
                                                                                         ------------
             FOOD WHOLESALERS -- 1.1%
     6,000   Sysco Corp. 2 .........................................................          168,720
                                                                                         ------------
             HEALTH CARE SERVICES -- 1.0%
     4,200   HCA The Healthcare Co. 1, 2 ...........................................          162,540
                                                                                         ------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            LARGE CAP VALUE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES                                                                                   VALUE
   ------                                                                                ------------
COMMON STOCKS -- (CONTINUED)
             HEALTH TECHNOLOGY -- 5.7%
     5,600   American Home Products Corp. ..........................................     $    323,400
     4,900   Becton Dickinson & Co. ................................................          158,515
     4,900   Bristol-Myers Squibb Co. ..............................................          274,400
     4,400   Monsanto Co. ..........................................................          136,180
                                                                                         ------------
                                                                                              892,495
                                                                                         ------------
             INDUSTRIAL SERVICES -- 2.4%
    15,500   Waste Management, Inc. 1 ..............................................          378,355
                                                                                         ------------
             INSURANCE -- 1.0%
     3,700   Nationwide Financial Services Class - A, Inc. 1 .......................          151,552
                                                                                         ------------
             MULTI - LINE INSURANCE -- 1.1%
     2,700   The PMI Group Inc. 1 ..................................................          173,610
                                                                                         ------------
             NATURAL GAS -- 1.1%
     2,600   Anadarko Petroleum Corp. ..............................................          168,012
                                                                                         ------------
             OIL & GAS DRILLING -- 2.3%
     6,700   Transocean Sedco Forex, Inc. ..........................................          363,676
                                                                                         ------------
             REIT - HOTELS -- 2.0%
     8,600   Starwood Hotels & Resorts Worldwide Inc. ..............................          310,374
                                                                                         ------------
             RETAIL -- 1.0%
     2,600   CVS Corp. .............................................................          153,270
                                                                                         ------------
             RETAIL TRADE -- 3.1%
     2,800   Safeway, Inc. 1 .......................................................          152,040
     8,700   Target Corp. ..........................................................          334,515
                                                                                         ------------
                                                                                              486,555
                                                                                         ------------
             TECHNOLOGY -- 3.1%
     5,050   Computer Associates International,Inc. ................................          162,560
     1,400   IBM Corp. .............................................................          161,196
     3,600   NCR Corp. 1 ...........................................................          169,236
                                                                                         ------------
                                                                                              492,992
                                                                                         ------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                            LARGE CAP VALUE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES                                                                                   VALUE
   ------                                                                                ------------
COMMON STOCKS -- (CONCLUDED)
             TELECOMMUNICATION - LONG DISTANCE -- 2.7%
     8,700   Nortel Networks Corp. .................................................     $    133,110
    16,000   Worldcom, Inc. 1 ......................................................          292,000
                                                                                         ------------
                                                                                              425,110
                                                                                         ------------
             TELEPHONE -- 2.6%
     7,230   Verizon Communications Inc. ...........................................          398,156
     3,536   Williams Communications Group 1 .......................................           15,984
                                                                                         ------------
                                                                                              414,140
                                                                                         ------------
             UTILITIES -- 7.4%
     5,475   Alltel Corp. ..........................................................          298,990
     9,200   GPU, Inc. .............................................................          306,452
     8,900   SBC Communications, Inc. ..............................................          367,125
     4,300   Williams Cos., Inc. ...................................................          181,331
                                                                                         ------------
                                                                                            1,153,898
                                                                                         ------------
             TOTAL COMMON STOCKS
               (Cost $14,483,140)...................................................       15,461,848
                                                                                         ------------
TOTAL INVESTMENTS
  (Cost $14,483,140)......................................................      98.6%    $ 15,461,848

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................       1.4          219,004
                                                                               -----     ------------
NET ASSETS................................................................     100.0%    $ 15,680,852
                                                                               =====     ============

----------
 1 Non-income producing security.
 2 Securities on loan in whole or part.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                             INTERNATIONAL PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES                                                                                   VALUE
   ------                                                                                ------------
COMMON STOCKS -- 97.0%
             JAPAN -- 22.4%
   231,800   Acom Co., Ltd. ........................................................     $ 18,538,745
 2,500,000   Asahi Glass Co., Ltd. .................................................       21,451,409
   673,000   Canon, Inc. ...........................................................       26,422,064
   896,600   Chugai Pharmaceutical Co. 2............................................       13,318,176
 1,065,000   Dai Nippon Printing Co., Ltd. .........................................       14,474,723
   630,000   Daiichi Pharmaceutical ................................................       13,718,378
 2,000,000   Fuji Heavy Industries, Ltd. 2 .........................................       14,554,579
   410,000   Fuji Photo Film Co., Ltd. .............................................       16,528,108
   684,000   Kao Corp. .............................................................       17,385,841
 6,152,000   Kubota Corp. ..........................................................       22,409,842
   280,600   Kyocera Corp. .........................................................       26,825,481
    63,100   Nippon Television Network .............................................       20,329,298
 1,311,000   Nomura Securities Co., Ltd. ...........................................       27,698,302
    60,000   Rohm Co. ..............................................................       10,588,092
 1,108,000   Sharp Corp. ...........................................................       15,238,530
 1,185,000   Shiseido Co., Ltd. ....................................................       13,199,173
 3,688,000   Toshiba Corp. .........................................................       24,211,501
   413,000   Toyota Motor Corp. ....................................................       13,740,477
                                                                                         ------------
                                                                                          330,632,719
                                                                                         ------------
             UNITED KINGDOM -- 22.0%
 3,035,000   Allied Domecq PLC .....................................................       18,564,340
 1,179,500   BOC Group PLC .........................................................       17,433,435
 2,678,800   BP Amoco PLC ..........................................................       24,051,309
 4,401,100   British Aerospace PLC .................................................       20,938,115
 3,070,000   Cadbury Schweppes PLC .................................................       18,888,242
 2,000,000   Gallaher Group PLC ....................................................       12,805,830
   846,672   Glaxosmithkline PLC 1 .................................................       22,423,650
 6,270,226   Invensys PLC ..........................................................       13,165,762
 1,710,000   Johnson Matthey PLC ...................................................       23,635,127
 3,526,600   Kingfisher PLC ........................................................       22,694,053
 2,198,400   Lloyds TSB Group PLC ..................................................       22,962,241
   970,000   Railtrack Group PLC ...................................................        6,835,380
 1,310,000   Rio Tinto Zinc PLC Ord ................................................       26,578,608
 2,000,000   Royal & Sun Alliance Insurance Group PLC 2.............................       14,179,416
 3,389,700   Scottish Power PLC ....................................................       21,534,209
 2,823,537   Trinity Mirror PLC ....................................................       18,866,662
 2,503,200   Unilever PLC 2 ........................................................       18,928,894
                                                                                         ------------
                                                                                          324,485,273
                                                                                         ------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                             INTERNATIONAL PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES                                                                                   VALUE
   ------                                                                                ------------
COMMON STOCKS -- (CONTINUED)
             FRANCE -- 10.6%
   367,900   Alcatel 2 .............................................................     $ 11,970,109
   300,000   Assur Gen de France 2 .................................................       17,832,913
   110,030   Compagnie de Saint-Gobain 2 ...........................................       16,582,969
   102,800   Groupe Danone .........................................................       13,351,590
   300,945   Lafarge SA 2 ..........................................................       28,894,677
   842,970   Rhodia SA .............................................................       10,806,441
   425,600   Schneider SA 2 ........................................................       29,034,376
   185,076   Total Fina SA .........................................................       27,565,231
                                                                                         ------------
                                                                                          156,038,306
                                                                                         ------------
             NETHERLANDS -- 10.1%
   830,000   ABN-Amro Holdings N.V. 2 ..............................................       16,703,451
   468,900   Akzo Nobel 2 ..........................................................       19,517,226
   730,900   Hagemeyer N.V. 2.......................................................       14,611,902
   708,000   Koninklijke Ahold N.V. 2...............................................       21,968,659
   963,000   Koninklijke Phillips Electronic .......................................       29,660,400
   481,100   Royal Dutch Petroleum Co. 2............................................       28,747,330
         0   Royal PTT Nederland N.V.-- Sponsored ADR ..............................                2
   788,323   TNT Post Group N.V.-- Sponsored  ADR ..................................       18,375,809
                                                                                         ------------
                                                                                          149,584,779
                                                                                         ------------
             SPAIN-- 6.1%
   400,000   Banco Popular de Espanol ..............................................       14,269,877
 1,306,844   Centros Comerciales Carrefou, SA ......................................       19,684,269
 1,294,900   Dragados Construcciones SA 2 ..........................................       15,991,515
 1,727,801   Endesa SA 2 ...........................................................       29,088,474
   610,700   Repsol SA Sponsored ADR ...............................................       11,151,382
                                                                                         ------------
                                                                                           90,185,517
                                                                                         ------------
             GERMANY -- 6.0%
   530,900   Bayer AG 2 ............................................................       22,262,612
   800,000   Continental AG ........................................................       11,489,662
   392,400   Shering AG 2 ..........................................................       19,376,996
   298,950   Siemens AG ............................................................       21,997,783
   275,200   Veba AG 2 .............................................................       13,821,354
                                                                                         ------------
                                                                                           88,948,407
                                                                                         ------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                             INTERNATIONAL PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES                                                                                   VALUE
   ------                                                                                ------------
COMMON STOCKS -- (CONTINUED)
             SWITZERLAND -- 3.4%
    90,000   Credit Suisse Group Reg. 2 ............................................     $ 16,782,624
     6,900   Nestle AG Reg. ........................................................       14,286,587
    71,500   Swisscom AG 2 .........................................................       18,587,700
                                                                                         ------------
                                                                                           49,656,911
                                                                                         ------------
             SWEDEN -- 2.9%
 1,235,000   Electrolux AB-- Series B 2 ............................................       20,380,867
   450,000   SKF AB-- B Shares 2 ...................................................        7,995,790
   914,000   Volvo AB-- B Shares 2 .................................................       15,350,457
                                                                                         ------------
                                                                                           43,727,114
                                                                                         ------------
             AUSTRALIA -- 2.3%
 3,113,900   Australia Gas Light Company ...........................................       16,778,846
 1,200,000   Commonwealth Bank of Australia ........................................       17,675,898
                                                                                         ------------
                                                                                           34,454,744
                                                                                         ------------
             BELGIUM -- 2.3%
    59,000   Electrabel SA 2 .......................................................       12,898,741
   823,000   Fortis-- B 2 ..........................................................       21,159,241
                                                                                         ------------
                                                                                           34,057,982
                                                                                         ------------
             ITALY -- 2.3%
 7,420,742   Bennetton Group SPA 2 .................................................       11,118,246
   330,400   ENI SPA Sponsored ADR .................................................       22,748,040
                                                                                         ------------
                                                                                           33,866,286
                                                                                         ------------
             DENMARK -- 2.3%
 2,985,440   Nordic Baltic Holding AB ..............................................       17,909,186
   413,800   Tele Danmark AS 2 .....................................................       15,729,560
                                                                                         ------------
                                                                                           33,638,746
                                                                                         ------------
             HONG KONG -- 1.3%
16,500,000   Hong Kong and China Gas Co. Ltd. ......................................       19,675,625
                                                                                         ------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                             INTERNATIONAL PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES
 FACE AMOUNT                                                                                VALUE
 -----------                                                                             ------------
COMMON STOCKS -- (CONCLUDED)
             IRELAND -- 1.0%
 1,400,000   Allied Irish Banks ....................................................   $   15,440,120
                                                                                       --------------
             GREECE -- 1.0%
   974,000   Hellenic Telecommunication Organization SA ............................       14,506,762
                                                                                       --------------
             MEXICO -- 0.8%
   330,000   Telefonos de Mexico SA ADR ............................................       11,418,000
                                                                                       --------------
             NORWAY -- 0.2%
   800,000   Den Norske Bank 1,2 ...................................................        3,511,275
                                                                                       --------------
             TOTAL COMMON STOCKS
               (Cost $1,389,601,202)................................................    1,433,828,566
                                                                                       --------------

REPURCHASE AGREEMENT -- 2.7%
             With Goldman Sachs & Co., dated 4/30/01, 4.40%, principal and interest in the amount of $39,729,855, due 5/1/01, (collateralized by US Treasury Bond with a par value of $38,550,000, coupon
$39,725,000    rate of 6.125%, due 11/15/27, with a market value of $40,584,554)....       39,725,000
                                                                                       --------------
             TOTAL REPURCHASE AGREEMENT
               (Cost $39,725,000)...................................................       39,725,000
                                                                                       --------------
TOTAL INVESTMENTS
  (Cost $1,429,326,202)...................................................      99.7%  $1,473,553,566

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................       0.3        3,764,377
                                                                               -----   --------------
NET ASSETS................................................................     100.0%  $1,477,317,943
                                                                               =====   ==============

--------------
 1 Non-income producing security.
 2 Securities on loan in whole or part.
 Abbreviation:
 ADR -- American Depository Receipts

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                             INTERNATIONAL PORTFOLIO
                             SECTOR DIVERSIFICATION
                                   (UNAUDITED)

                                                                                % OF
                                                                             NET ASSETS     VALUE
                                                                             ----------  ------------
INDUSTRIES:
     Electronics ..................................................             13.4%     $198,568,412
     Oil and Gas...................................................             11.1       164,539,117
     Financial Services............................................              6.9       101,775,636
     Telecommunications............................................              6.3        92,541,430
     Banking ......................................................              6.1        90,875,322
     Foods and Beverages ..........................................              5.9        87,059,418
     Chemicals ....................................................              5.9        86,547,821
     Engineering and Construction..................................              5.6        82,920,569
     Pharmaceuticals ..............................................              4.7        68,837,201
     Consumer Products ............................................              4.3        64,125,810
     Machinery ....................................................              3.5        51,444,218
     Automotive....................................................              2.9        43,645,512
     Retail........................................................              2.9        42,378,323
     Manufacturing ................................................              2.8        41,542,420
     Publishing....................................................              2.3        33,341,384
     Insurance ....................................................              2.2        32,012,329
     Office Services and Supplies..................................              1.8        26,578,608
     Electrical Equipment..........................................              1.5        21,997,783
     Utilities ....................................................              1.5        21,534,209
     Aerospace ....................................................              1.4        20,938,115
     Commercial Services ..........................................              1.2        18,375,811
     Real Estate Investment Trusts ................................              0.9        12,805,830
     Tire and Rubber Goods ........................................              0.8        11,489,662
     Apparel ......................................................              0.7        11,118,246
     Road and Rail ................................................              0.4         6,835,380
                                                                                ----    --------------
     TOTAL COMMON STOCKS...........................................             97.0%   $1,433,828,566

     REPURCHASE AGREEMENT..........................................              2.7        39,725,000
                                                                                ----    --------------
     TOTAL INVESTMENTS.............................................             99.7%   $1,473,553,566
                                                                                ====    ==============


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      INSTITUTIONAL INTERNATIONAL PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES                                                                                   VALUE
   ------                                                                                ------------
COMMON STOCKS -- 96.1%
             JAPAN -- 23.5%
    54,400   Acom Co., Ltd. 2 ......................................................     $  4,350,767
   600,000   Asahi Glass Co., Ltd. .................................................        5,148,338
   121,000   Canon Inc. ............................................................        4,750,475
   219,900   Chugai Pharmaceutical Co. 2 ...........................................        3,266,414
   261,000   Dai Nippon Printing Co.,Ltd. ..........................................        3,547,326
   153,000   Daiichi Pharmaceutical ................................................        3,331,606
   490,000   Fuji Heavy Industries Ltd. 2 ..........................................        3,565,872
   101,000   Fuji Photo Film Ltd. ..................................................        4,071,558
   164,000   Kao Corp. 2............................................................        4,168,535
 1,468,000   Kubota Corp. ..........................................................        5,347,472
    63,300   Kyocera Corp. .........................................................        6,051,507
    14,200   Nippon Television Network Corp. .......................................        4,574,897
   295,000   Nomura Securities Co., Ltd. ...........................................        6,232,646
    14,800   Rohm Co. ..............................................................        2,611,729
   246,000   Sharp Corp. ...........................................................        3,383,284
   289,000   Shiseido Co. Ltd. 2 ...................................................        3,219,039
   907,000   Toshiba Corp. .........................................................        5,954,401
   101,000   Toyota Motor Corp. ....................................................        3,360,262
                                                                                         ------------
                                                                                           76,936,128
                                                                                         ------------
             UNITED KINGDOM -- 22.8%
   732,700   Allied Domesq .........................................................        4,481,744
   286,200   BOC Group PLC .........................................................        4,230,139
   635,700   BP Amoco PLC ..........................................................        5,707,562
   649,800   British Aerospace PLC .................................................        3,091,406
   753,100   Cadbury Schweppes PLC .................................................        4,633,464
   488,200   Gallaher Group PLC ....................................................        3,125,903
   122,599   Glaxosmithkline PLC 1 .................................................        3,246,968
 1,576,523   Invensys PLC ..........................................................        3,310,268
   415,500   Johnson Matthey PLC ...................................................        5,742,921
   865,300   Kingfisher PLC ........................................................        5,568,299
   521,100   Lloyds TSB Group PLC ..................................................        5,442,878
   228,000   Railtrack Group PLC ...................................................        1,606,667
   320,000   Rio Tinto PLC ord .....................................................        6,492,484
   488,200   Royal & Sun Alliance Insurance Group PLC ..............................        3,461,196
   827,762   Scottish Power PLC ....................................................        5,258,637
   692,580   Trinity Mirror  PLC ...................................................        4,627,767
   606,600   Unilever PLC 2 ........................................................        4,587,035
                                                                                         ------------
                                                                                           74,615,338
                                                                                         ------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      INSTITUTIONAL INTERNATIONAL PORTFOLIO
                 SCHEDULE OF PORTFOLIO INVESTMENTS-- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES                                                                                   VALUE
   ------                                                                                ------------
COMMON STOCKS -- (CONTINUED)
             FRANCE -- 10.8%
    85,500   Alcatel 2 .............................................................     $  2,781,855
    74,000   Assur Gen de France 2 .................................................        4,398,785
    27,325   Compagnie de Saint-Gobain 2 ...........................................        4,118,237
    25,700   Groupe Danone .........................................................        3,337,898
    48,444   Lafarge SA-- ADR ......................................................        4,651,261
   200,000   Rhodia SA .............................................................        2,563,897
   104,400   Schneider SA 2 ........................................................        7,122,154
    43,379   Total Fina SA .........................................................        6,460,871
                                                                                         ------------
                                                                                           35,434,958
                                                                                         ------------
             NETHERLANDS -- 7.8%
   202,900   ABN-Amro Hldgs N.V. ...................................................        4,083,289
   115,000   Akzo Nobel 2 ..........................................................        4,786,694
   179,600   Hagemeyer N.V. ........................................................        3,590,502
   105,100   Koninklijke Ahold N.V. 2 ..............................................        3,261,167
   142,750   Koninklijke Phillips Electronic .......................................        4,396,700
    57,200   Royal Dutch Petroleum Co. .............................................        3,417,891
    86,400   TNT Post Group N.V. 2 .................................................        2,033,670
                                                                                         ------------
                                                                                           25,569,913
                                                                                         ------------
             GERMANY -- 5.7%
    70,700   Bayer AG 2 ............................................................        2,964,714
   195,000   Continental AG ........................................................        2,800,605
    96,300   Shering AG 2 ..........................................................        4,755,364
    66,900   Siemens AG ............................................................        4,922,735
    67,400   Veba AG 2 .............................................................        3,385,026
                                                                                         ------------
                                                                                           18,828,444
                                                                                         ------------
             SPAIN -- 5.5%
    98,000   Banco Popular de Espanol ..............................................        3,496,120
   318,775   Centros Comerciales Carrefou SA .......................................        4,801,533
   304,700   Dragados Construcciones SA 2 ..........................................        3,762,927
   198,042   Endesa SA .............................................................        3,334,145
   144,900   Repsol SA Sponsored ADR ...............................................        2,645,874
                                                                                         ------------
                                                                                           18,040,599
                                                                                         ------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      INSTITUTIONAL INTERNATIONAL PORTFOLIO
                 SCHEDULE OF PORTFOLIO INVESTMENTS-- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES                                                                                   VALUE
   ------                                                                                ------------
COMMON STOCKS -- (CONTINUED)
             SWITZERLAND -- 3.6%
    22,000   Credit Suisse Group Reg. 2 ............................................      $ 4,102,419
     1,500   Nestle AG Reg .........................................................        3,105,780
    17,600   Swisscom AG 2 .........................................................        4,575,434
                                                                                         ------------
                                                                                           11,783,633
                                                                                         ------------
             SWEDEN -- 3.2%
   302,300   Electrolux AB-- Series B 2 ............................................        4,988,774
   110,300   SKF AB-- B Shares 2 ...................................................        1,959,857
   205,100   Volvo AB-- B Shares 2 .................................................        3,444,616
                                                                                         ------------
                                                                                           10,393,247
                                                                                         ------------
             AUSTRALIA -- 2.6%
   763,500   Australia Gas Light Company ...........................................        4,114,021
   294,900   Commonwealth Bank of Australia ........................................        4,343,852
                                                                                         ------------
                                                                                            8,457,873
                                                                                         ------------
             BELGIUM -- 2.6%
    14,500   Electrabel SA 2 .......................................................        3,170,030
   203,800   Fortis-- B 2 ..........................................................        5,239,676
                                                                                         ------------
                                                                                            8,409,706
                                                                                         ------------
             DENMARK -- 2.5%
   728,483   Nordic Baltic Holding AB 2 ............................................        4,370,055
   101,900   Tele Danmark AS 2 .....................................................        3,873,471
                                                                                         ------------
                                                                                            8,243,526
                                                                                         ------------
             HONG KONG -- 1.4%
 3,960,000   Hong Kong and China Gas Co. Ltd. ......................................        4,722,150
                                                                                         ------------
             ITALY -- 1.3%
 1,818,449   Bennetton Group S.P.A. 2 ..............................................        2,724,521
    24,400   ENI S.P.A.-- Sponsored ADR ............................................        1,679,940
                                                                                         ------------
                                                                                            4,404,461
                                                                                         ------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      INSTITUTIONAL INTERNATIONAL PORTFOLIO
                 SCHEDULE OF PORTFOLIO INVESTMENTS-- (CONCLUDED)
                          APRIL 30, 2001 -- (UNAUDITED)


   SHARES
FACE AMOUNT                                                                                 VALUE
-----------                                                                              ------------
COMMON STOCKS -- (CONCLUDED)
             IRELAND -- 1.1%
   320,700   Allied Irish Banks ....................................................     $  3,536,890
                                                                                         ------------
             GREECE -- 1.0%
   228,000   Hellenic Telecommunication Organization SA ............................        3,395,834
                                                                                         ------------
             MEXICO -- 0.7%
    70,500   Telefonos de Mexico SA ADR ............................................        2,439,300
                                                                                         ------------
             TOTAL COMMON STOCKS
               (Cost $328,725,142)..................................................      315,212,000
                                                                                         ------------

REPURCHASE AGREEMENT -- 1.2%
             With Goldman Sachs & Co., 4.40%, 5/1/01 dated 4/30/01, 4.40%, principal and interest in the amount of $4,018,491, due 5/1/01,
               (collateralized by US Treasury Bond with a par value of
               $3,510,000, coupon rate of 10.75%, due 5/15/03, with a market
$4,018,000     value of $4,115,214).................................................        4,018,000
                                                                                         ------------
             TOTAL REPURCHASE AGREEMENT
               (Cost $4,018,000)....................................................        4,018,000
                                                                                         ------------
TOTAL INVESTMENTS
  (Cost $332,743,142).....................................................      97.3%    $319,230,000

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................       2.7        8,926,962
                                                                               -----     ------------
NET ASSETS................................................................     100.0%    $328,156,962
                                                                               =====     ============

-----------
 1 Non-income producing security.
 2 Securities  on loan in whole or part.
 Abbreviation:
 ADR -- American Depositary Receipts


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      INSTITUTIONAL INTERNATIONAL PORTFOLIO
                             SECTOR DIVERSIFICATION
                                   (UNAUDITED)


                                                                                % OF
                                                                             NET ASSETS     VALUE
                                                                             ----------  ------------
INDUSTRIES:
     Electronics...................................................             14.4%    $ 47,216,429
     Oil and Gas...................................................              8.8       28,748,308
     Telecommunications............................................              7.2       23,674,460
     Banking.......................................................              6.4       20,948,363
     Foods and Beverages...........................................              5.7       18,820,052
     Chemicals.....................................................              5.7       18,617,003
     Financial Services............................................              5.5       18,017,584
     Engineering and Construction..................................              5.4       17,680,763
     Consumer Products.............................................              4.7       15,565,111
     Pharmaceuticals...............................................              4.4       14,600,352
     Machinery.....................................................              3.8       12,469,626
     Utilities.....................................................              3.7       11,977,808
     Automotive....................................................              3.2       10,370,749
     Retail........................................................              3.2       10,369,832
     Publishing....................................................              2.5        8,175,094
     Insurance.....................................................              2.4        7,859,981
     Manufacturing.................................................              2.1        6,948,631
     Office Services and Supplies..................................              2.0        6,492,484
     Miscellaneous Industries......................................              1.0        3,310,268
     Real Estate...................................................              1.0        3,125,903
     Aerospace.....................................................              0.9        3,091,406
     Tire and Rubber Goods.........................................              0.8        2,800,605
     Apparel.......................................................              0.8        2,724,521
     Road and Rail.................................................              0.5        1,606,667
                                                                                ----     ------------
     TOTAL COMMON STOCKS...........................................             96.1%    $315,212,000

     REPURCHASE AGREEMENT..........................................              1.2        4,018,000
                                                                                ----     ------------
     TOTAL INVESTMENTS.............................................             97.3%    $319,230,000
                                                                                ====     ============


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      SMALL CAPITALIZATION GROWTH PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2001 -- (UNAUDITED)


  SHARES                                                                                    VALUE
  ------                                                                                 ------------
COMMON STOCKS -- 95.9%
             APPAREL -- 0.9%
     6,600   Affymetrix, Inc. 1,2 ..................................................     $    218,130
    37,650   Factory 2-U Stores, Inc. 1 ............................................          980,782
                                                                                         ------------
                                                                                            1,198,912
                                                                                         ------------
             AUTO RELATED -- 0.4%
     8,000   Cell Therapeutics, Inc. 1 .............................................          199,600
     9,300   Forward Air Corp. 1 ...................................................          322,710
                                                                                         ------------
                                                                                              522,310
                                                                                         ------------
             BANKING -- 0.2%
     8,100   Elantec Semiconductor, Inc.  1 ........................................          269,082
                                                                                         ------------
             BASIC INDUSTRY -- 1.7%
    48,200   Read-Rite Corp. 1 .....................................................          267,028
    71,900   Trex Company, Inc. 2 ..................................................        2,031,175
                                                                                         ------------
                                                                                            2,298,203
                                                                                         ------------
             CAPITAL GOODS -- 5.8%
    17,700   Capstone Turbine 2 ....................................................          518,610
   104,350   Copart, Inc. 1 ........................................................        2,390,658
   100,600   O'Reilly Automotive, Inc. .............................................        2,379,190
    78,100   Quanta Services, Inc. 1, 2 ............................................        2,006,389
    28,200   Talx Corporation ......................................................          747,582
                                                                                         ------------
                                                                                            8,042,429
                                                                                         ------------
             CONSUMER SERVICES -- 15.0%
    11,800   California Pizza Kitchen, Inc. ........................................          253,700
    60,900   Chico's FAS, Inc. 1, 2 ................................................        2,716,749
    27,900   Cost Plus, Inc. 1, 2 ..................................................          664,020
    24,600   Cox Radio, Inc. -- Class A 1 ..........................................          634,680
    13,300   Ebay ..................................................................          671,384
    80,500   Education Management Corp. 1 ..........................................        2,515,625
     7,700   Entercom Communications Corp. 2 .......................................          351,274
    13,100   Fleming Companies, Inc. ...............................................          386,450
    28,600   Goto.com 2 ............................................................          509,080


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      SMALL CAPITALIZATION GROWTH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


  SHARES                                                                                    VALUE
  ------                                                                                 ------------
COMMON STOCKS -- (CONTINUED)
    81,300   Hot Topic, Inc. 2 .....................................................     $  2,717,046
    52,100   Hotjobs.com Ltd. ......................................................          261,542
     2,800   Krispy Kreme Doughnuts, Inc. 1,2 ......................................          113,792
    61,000   Linens `N Things, Inc. 1 ..............................................        1,647,610
    36,600   Macrovision Corp. 1 ...................................................        2,092,788
    87,000   NCO Group, Inc.  1 ....................................................        2,349,000
     6,500   Oakley, Inc. 1 ........................................................          154,375
    18,300   Peets Coffee & Tea 2 ..................................................          177,510
    12,100   Pegasus Communications Corp. 2 ........................................          288,101
    24,100   Radio One, Inc. 1,2 ...................................................          452,839
    22,900   Smartforce PLC  2 .....................................................          824,171
    47,800   Spanish Broadcast .....................................................          292,536
    28,600   Westwood One, Inc. 1 ..................................................          750,750
                                                                                         ------------
                                                                                           20,825,022
                                                                                         ------------
             ELECTRONIC TECHNOLOGY -- 2.9%
    65,650   Ixys Corp. 1 ..........................................................        1,140,997
    51,500   Matrixone, Inc. 1 .....................................................        1,238,060
    19,550   Microsemi Corp. 1 .....................................................          749,938
    26,100   Pixelworks, Inc. 1,2 ..................................................          592,470
    21,600   Virata Corp. 1 ........................................................          293,760
                                                                                         ------------
                                                                                            4,015,225
                                                                                         ------------
             HEALTH CARE SERVICES -- 3.0%
    77,600   Accredo Health, Inc. 1 ................................................        2,643,056
    42,500   Impath, Inc. 1 ........................................................        1,329,400
     3,900   Protein Design Labs, Inc. 1 ...........................................          250,575
                                                                                         ------------
                                                                                            4,223,031
                                                                                         ------------
             HEALTHCARE -- 9.0%
    18,900   Abgenix, Inc. 1 .......................................................          708,750
    19,100   Alkermes, Inc. 1 ......................................................          585,224
    21,800   Andrx Group ...........................................................        1,286,200
    18,200   Arena Pharmaceuticals 2 ...............................................          362,908
    77,000   ATS Medical, Inc. .....................................................          622,160
     5,400   CV Therapeutics 1,2 ...................................................          255,474
    29,900   Imclone Systems 1,2 ...................................................        1,209,754
    21,000   Lexicon Genetics, Inc. 1 ..............................................          189,000



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      SMALL CAPITALIZATION GROWTH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


  SHARES                                                                                    VALUE
  ------                                                                                 ------------
COMMON STOCKS -- (CONTINUED)
     3,800   Myriad Genetics, Inc. 1 ...............................................     $    201,248
   131,300   Orthodontic Centers of America, Inc. 1,2 ..............................        3,577,925
    98,000   Polymedica Industries, Inc. 1,2 .......................................        2,661,680
     6,700   Praecis Pharmaceuticals, Inc. 1 .......................................          146,998
    17,700   Titan Pharmaceuticals .................................................          623,925
                                                                                         ------------
                                                                                           12,431,246
                                                                                         ------------
             HOUSING & HOME FURNISHINGS -- 0.6%
    24,000   Intranet Solutions, Inc. 1 ............................................          793,920
                                                                                         ------------
             MEDIA/COMMUNICATIONS -- 3.3%
    97,600   Getty Images, Inc. 1,2 ................................................        2,457,568
    36,300   Mediacom Communications 1 .............................................          735,075
    16,989   Openwave Systems Inc. .................................................          587,989
    53,372   Primedia, Inc. 1 ......................................................          396,554
    38,500   Webex Communications 2 ................................................          460,460
                                                                                         ------------
                                                                                            4,637,646
                                                                                         ------------
             MEDICAL EQUIPMENT -- 0.2%
     9,600   Inverness Medical Technology ..........................................          336,000
                                                                                         ------------
             MEDICAL PRODUCTS & SUPPLIES -- 2.8%
    83,100   Align Technology, Inc. 2 ..............................................          727,125
    43,050   Dianon Systems, Inc. 1 ................................................        1,775,813
    54,900   Noven Pharmaceuticals, Inc. 1 .........................................        1,178,703
     4,000   Vertex Pharmaceuticals, Inc. 1,2 ......................................          154,240
                                                                                         ------------
                                                                                            3,835,881
                                                                                         ------------
             MISCELLANEOUS -- 1.6%
    26,250   Corinthian Colleges, Inc. 1 ...........................................        1,076,250
    69,800   On Assignment, Inc. 1 .................................................        1,194,278
                                                                                         ------------
                                                                                            2,270,528
                                                                                         ------------
             NON-TELEPHONE IND COMMON STOCK -- 1.1%
    80,700   Conseco, Inc. 2 .......................................................        1,535,721
                                                                                         ------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      SMALL CAPITALIZATION GROWTH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


  SHARES                                                                                    VALUE
  ------                                                                                 ------------
COMMON STOCKS -- (CONTINUED)
             SPECIALTY TELECOMMUNICATION SERVICES -- 5.2%
    28,000   Active Power, Inc. 2 ..................................................     $    625,800
    79,950   Actrade Financial Technology 2 ........................................        2,563,997
    16,000   Advanced Fibre Communications 1 .......................................          251,040
    28,500   Docent Inc. 1 .........................................................          146,775
   213,500   Radio One, Inc.-- Class D 1, 2 ........................................        3,693,550
                                                                                         ------------
                                                                                            7,281,162
                                                                                         ------------
             TECHNOLOGY -- 35.5%
    66,600   Actuate Corp. 1 .......................................................          833,166
    91,300   Administaff, Inc. 1 ...................................................        2,201,243
    39,700   Advent Software, Inc. 1 ...............................................        2,222,406
    10,600   Agile Software ........................................................          202,142
    70,400   Caminus Corp. 2 .......................................................        2,323,200
     9,400   Checkfree Corp. .......................................................          374,496
    93,000   Corporate Executive Board Co. 1 .......................................        3,091,320
   121,200   Creo Products 2 .......................................................        2,398,548
    59,200   CSG Systems International, Inc. 1 .....................................        3,446,032
    12,600   Cymer, Inc. ...........................................................          413,910
     1,300   Diamondcluster International.-- Class A 1 .............................           24,115
    13,100   Digex, Inc. ...........................................................          163,488
    24,200   Digitalthink, Inc. ....................................................          207,394
    17,750   E.piphany, Inc. .......................................................          161,170
    43,000   Eloyalty Corp. 2 ......................................................          135,880
    24,900   Exar Corp. 1 ..........................................................          724,590
    79,200   Exodus Communications, Inc. 1 .........................................          760,320
    33,900   Extensity, Inc. .......................................................          269,505
    46,400   Factset Research Systems, Inc. ........................................        1,647,200
    83,300   Gemstar--TV Guide .....................................................        3,458,616
   106,500   Hall Kinion & Associates, Inc. 1 ......................................          867,975
    44,000   HNC Software, Inc. ....................................................        1,198,120
    40,200   Informatica Corp. 1 ...................................................        1,015,050
    69,800   Interwoven, Inc. ......................................................        1,021,872
    16,800   Maxim Integrated Products, Inc. 1 .....................................          858,480
    17,300   Mercury Interactive Corp. 1 ...........................................        1,144,395
    31,800   Micrel, Inc. 1 ........................................................        1,079,928
    27,700   Micromuse, Inc. 1 .....................................................        1,371,150
    38,800   Peregrine Systems, Inc. 1 .............................................        1,000,264


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      SMALL CAPITALIZATION GROWTH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)


  SHARES                                                                                    VALUE
  ------                                                                                 ------------
COMMON STOCKS -- (CONTINUED)
    59,900   Pericom Semiconductor .................................................     $  1,077,601
     4,200   Predictive System 2 ...................................................            9,492
    22,900   Proxicom, Inc. 1,2 ....................................................          129,156
    39,000   Quest Software, Inc. ..................................................        1,434,420
   113,586   Retek, Inc. 2 .........................................................        3,281,500
    25,800   Seebeyond Technology Corp. 1 ..........................................          383,130
    50,800   Semtech Corp. 1 .......................................................        1,461,516
    57,100   Serena Software, Inc. .................................................        1,099,746
    32,800   Siebel Systems, Inc. 1,2 ..............................................        1,495,024
    32,300   Silicon Image, Inc. ...................................................          137,275
    59,000   The Intercept Group, Inc. 1 ...........................................        1,669,110
    45,200   Tibco Software, Inc. ..................................................          515,280
    12,100   Transmeta Corp. 2 .....................................................          211,024
    13,800   Transwitch Corp. 1 ....................................................          239,430
    12,500   Varian Semiconductor Equip Associates, Inc. 1 .........................          569,375
    18,400   Verisign, Inc. 2 ......................................................          943,552
                                                                                         ------------
                                                                                           49,272,606
                                                                                         ------------
             TECHNOLOGY SOFTWARE/SERVICES -- 3.8%
    29,900   Embarcadero Technologies, Inc. 1,2 ....................................        1,030,653
    34,200   Forrester Research, Inc. ..............................................          790,362
    19,000   Manugistics Group, Inc. 1,2 ...........................................          644,480
     4,400   Mapinfo Corp. 1 .......................................................          138,512
     8,400   McData Corp. Class B 1,2 ..............................................          234,444
    35,150   OTG Software ..........................................................          201,761
    41,500   Precise Software Solutions ............................................          977,325
    25,300   Sapient Corp. 1 .......................................................          340,285
    53,800   Selectica 2 ...........................................................          210,896
    27,400   Support.com, Inc. .....................................................          117,820
    43,700   Ventiv Health .........................................................          585,143
                                                                                         ------------
                                                                                            5,271,681
                                                                                         ------------
             TELECOMMUNICATION - LONG DISTANCE -- 0.5%
    10,600   Celgene Corp. 1 .......................................................          187,302
    25,800   Spectrasite Holdings 1 ................................................          258,516
     8,665   Wemethods, Inc. 2 .....................................................          202,328
                                                                                         ------------
                                                                                              648,146
                                                                                         ------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                      SMALL CAPITALIZATION GROWTH PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                          APRIL 30, 2001 -- (UNAUDITED)


  SHARES/
FACE AMOUNT                                                                                 VALUE
-----------                                                                              ------------
COMMON STOCKS -- (CONCLUDED)
             TELECOMMUNICATIONS -- 2.4%
    28,200   Netro Corp. 1 .........................................................     $    129,438
    29,100   Polycom Corp. 1 .......................................................          675,993
    22,300   Sonus Networks 1, 2 ...................................................          567,758
    77,600   Tetra Tech, Inc. 1 ....................................................        1,894,992
                                                                                         ------------
                                                                                            3,268,181
                                                                                         ------------
               TOTAL COMMON STOCKS
                 (Cost $150,190,062)................................................      132,976,932
                                                                                         ------------

REPURCHASE AGREEMENTS -- 5.1%
             With Goldman Sachs & Co., dated 4/30/01, 4.40%, principal and interest in the amount of $7,113,869, due 5/1/01, (collateralized by US Treasury Bonds with par values of $3,440,000 and
               $2,365,000, coupon rates of 8.875% and 6.875%, due 8/15/17 and
$7,113,000     8/15/25, market values of $4,587,076 and $2,680,571).................        7,113,000
                                                                                         ------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $7,113,000)..................................................        7,113,000
                                                                                         ------------
TOTAL INVESTMENTS
  (Cost $157,303,062).....................................................     101.0%    $140,089,932

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................      (1.0)      (1,335,059)
                                                                               -----     ------------
NET ASSETS................................................................     100.0%    $138,754,873
                                                                               =====     ============

-----------
 1 Non-income producing security.
 2 Securities  on loan in whole or part.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              CORE VALUE PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2001 -- (UNAUDITED)


  SHARES                                                                                    VALUE
  ------                                                                                 ------------
COMMON STOCKS -- 97.9%
             AEROSPACE & DEFENSE -- 0.8%
     4,350   Lockheed Martin Corp. .................................................     $    152,946
                                                                                         ------------
             BANKING -- 0.9%
     6,250   National City Corp. ...................................................          170,062
                                                                                         ------------
             BUSINESS SERVICES -- 1.1%
     7,325   Sysco Corp. 2 .........................................................          205,979
                                                                                         ------------
             CAPITAL GOODS -- 2.0%
     1,575   Emerson Electric Co. ..................................................          104,974
     3,350   United Technologies Corp. .............................................          261,568
                                                                                         ------------
                                                                                              366,542
                                                                                         ------------
             COMMERCIAL SERVICES -- 1.5%
     6,117   Comcast Corp.-- Special Class A .......................................          268,597
                                                                                         ------------
             CONSUMER NON - DURABLES -- 1.4%
     2,650   Monsanto Co. ..........................................................           82,017
     3,550   Philip Morris Cos., Inc. ..............................................          177,890
                                                                                         ------------
                                                                                              259,907
                                                                                         ------------
             CONSUMER PRODUCTS -- 3.4%
     4,000   Anheuser-Busch Companies, Inc. ........................................          159,960
     1,975   Coca-Cola Co. .........................................................           91,225
     2,000   Colgate-Palmolive Co. .................................................          111,700
     2,625   Kimberly-Clark Corp. ..................................................          155,925
     1,825   Weyerhaeuser Co. ......................................................          103,167
                                                                                         ------------
                                                                                              621,977
                                                                                         ------------
             CONSUMER SERVICES -- 1.8%
     2,175   Disney (Walt) Co. .....................................................           65,794
     2,475   McGraw-Hill, Inc. .....................................................          160,330
     2,500   VF Corp. ..............................................................          101,475
                                                                                         ------------
                                                                                              327,599
                                                                                         ------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              CORE VALUE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                         APRIL 30, 2001 -- (UNAUDITED)


  SHARES                                                                                    VALUE
  ------                                                                                 ------------
COMMON STOCKS -- (CONTINUED)
             ENERGY -- 4.0%
     1,125   Chevron Corp. .........................................................     $    108,630
     2,552   El Paso Corp. .........................................................          175,578
     1,375   Enron Corp. ...........................................................           86,240
     2,050   Schlumberger Ltd. .....................................................          135,915
     4,025   Transocean Sedco Forex, Inc. ..........................................          218,477
                                                                                         ------------
                                                                                              724,840
                                                                                         ------------
             ENERGY MINERALS -- 3.2%
     6,475   Exxon Mobil Corp. .....................................................          573,685
                                                                                         ------------
             FINANCE -- 14.3%
     2,075   American Express Co. ..................................................           88,063
     2,262   American International Group, Inc. ....................................          185,032
     3,250   Bank of America .......................................................          182,000
     5,050   BB&T Corp. 2 ..........................................................          178,871
     1,775   Bear Stearns Cos., Inc. ...............................................           89,282
     8,900   Citigroup, Inc. .......................................................          437,435
     3,850   Fannie Mae ............................................................          309,001
     2,850   Household International, Inc. .........................................          182,457
     2,150   JP Morgan Chase & Co. .................................................          103,157
     4,075   Mellon Financial Corp. ................................................          166,790
     1,375   Merrill Lynch & Co., Inc. .............................................           84,837
     1,675   MGIC Investment Corp. .................................................          108,858
     2,200   Morgan Stanley Dean Witter ............................................          138,138
     1,500   PMI Group 1 ...........................................................           96,450
     4,150   SEI Investments Co. ...................................................          166,456
     1,825   Washington Mutual, Inc. ...............................................           91,122
                                                                                         ------------
                                                                                            2,607,949
                                                                                         ------------
             HEALTH CARE -- 10.0%
     4,825   American Home Products Corp. ..........................................          278,644
     5,625   Becton Dickinson & Co. ................................................          181,969
     5,775   Bristol-Myers Squibb Co. ..............................................          323,400
     6,500   Caremark Rx, Inc ......................................................          103,025
     5,425   HCA Healthcare Co. 2 ..................................................          209,947
     3,725   Merck & Co., Inc. .....................................................          282,988
    10,281   Pfizer, Inc. ..........................................................          445,167
                                                                                         ------------
                                                                                            1,825,140
                                                                                         ------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              CORE VALUE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                         APRIL 30, 2001 -- (UNAUDITED)


  SHARES                                                                                    VALUE
  ------                                                                                 ------------
COMMON STOCKS -- (CONTINUED)
             HEALTH TECHNOLOGY -- 1.1%
     3,675   Pharmacia Corp. .......................................................     $    192,055
                                                                                         ------------
             INSURANCE -- 3.0%
     1,700   Cigna Corp. ...........................................................          181,390
     4,525   Nationwide Financial Services, Inc. 1 .................................          185,344
     3,925   St. Paul Cos., Inc. ...................................................          177,017
                                                                                         ------------
                                                                                              543,751
                                                                                         ------------
             MANUFACTURING -- 5.1%
     8,700   General Electric Co. ..................................................          422,211
     9,400   Tyco International Ltd. ...............................................          501,678
                                                                                         ------------
                                                                                              923,889
                                                                                         ------------
             OIL & GAS PRODUCTS -- 2.5%
     2,225   Anadarko Petroleum Corp. ..............................................          143,780
     4,325   Occidental Petroleum Corp. ............................................          130,269
     4,250   Williams Cos., Inc. ...................................................          179,223
                                                                                         ------------
                                                                                              453,272
                                                                                         ------------
            REIT - HOTELS -- 1.0%
     5,125   Starwood Lodging Trust ................................................          184,961
                                                                                         ------------
             RETAIL -- 8.7%
     2,175   CVS Corp. .............................................................          128,216
     4,100   Darden Restaurants, Inc. ..............................................          111,971
     4,550   Federated Department Stores, Inc. .....................................          195,559
     4,200   Home Depot, Inc. ......................................................          197,820
     1,925   Quaker Oats Co. .......................................................          186,725
     2,625   Safeway, Inc. 1 .......................................................          142,538
     5,300   Target Corp. ..........................................................          203,785
     4,575   TJX Companies, Inc. ...................................................          143,335
     5,350   Wal-Mart Stores, Inc. .................................................          276,809
                                                                                         ------------
                                                                                            1,586,758
                                                                                         ------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              CORE VALUE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                         APRIL 30, 2001 -- (UNAUDITED)


  SHARES                                                                                    VALUE
  ------                                                                                 ------------
COMMON STOCKS -- (CONTINUED)
             SPECIALTY TELECOMMUNICATION SERVICES -- 1.5%
     3,425   AOL Time Warner, Inc.  1,2.............................................     $    172,963
     6,725   Global Crossing, Ltd.  1 ..............................................           84,264
     3,495   Williams Communications Group 1 .......................................           15,798
                                                                                         ------------
                                                                                              273,025
                                                                                         ------------
             TECHNOLOGY -- 17.9%
     2,425   Advanced Micro Devices, Inc. ..........................................           75,175
     9,375   Agere Systems Inc. A ..................................................           65,625
     4,925   Agilent Technologies 1,2 ..............................................          192,124
     3,275   Applied Materials, Inc. 1,2 ...........................................          178,815
     6,600   Computer Associates International, Inc. ...............................          212,454
     4,300   Dell Computer Corp. 1 .................................................          113,047
     5,425   EMC Corp. 1 ...........................................................          214,830
    10,900   Intel Corp. ...........................................................          336,919
     3,075   International Business Machines Corp. .................................          354,056
     3,600   JDS Uniphase Corp. ....................................................           76,968
     3,475   Lexmark International Group, Inc. -- Class A 1,2 ......................          213,469
     5,500   Microsoft Corp. 1 .....................................................          372,625
     1,950   Millipore Corp. 2 .....................................................          111,833
     3,075   NCR Corp. 1 ...........................................................          144,556
     9,050   Oracle Systems Corp. 1 ................................................          146,248
     1,150   Qualcomm, Inc. ........................................................           65,964
     5,730   Sun Microsystems, Inc. 1 ..............................................           98,098
     4,800   Texas Instruments, Inc. ...............................................          185,760
     4,050   Vishay Intertechnology, Inc. 1 ........................................          101,048
                                                                                         ------------
                                                                                            3,259,614
                                                                                         ------------


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                              CORE VALUE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                         APRIL 30, 2001 -- (UNAUDITED)


  SHARES/
FACE AMOUNT                                                                                  VALUE
-----------                                                                              ------------
COMMON STOCKS -- (CONCLUDED)
             TELECOMMUNICATIONS -- 8.1%
     3,350   Alltel Corp. ..........................................................     $    182,944
       820   AT&T Wireless Group 2 .................................................           16,482
    15,200   Cisco Systems, Inc. 1 .................................................          258,096
    13,125   Nortel Networks Corp. .................................................          200,813
     7,175   SBC Communications, Inc. ..............................................          295,969
     7,025   Verizon Communications ................................................          386,867
     6,775   Worldcom, Inc. ........................................................          123,644
                                                                                         ------------
                                                                                            1,464,815
                                                                                         ------------
             UTILITIES -- 3.4%
     3,725   AES Corp. .............................................................          177,571
     4,725   Duke Energy Co. .......................................................          220,941
     6,725   GPU, Inc. .............................................................          224,010
                                                                                         ------------
                                                                                              622,522
                                                                                         ------------
             WASTE MANAGEMENT -- 1.2%
     9,075   Waste Management, Inc. ................................................          221,521
                                                                                         ------------
             TOTAL COMMON STOCKS
               (Cost $18,875,728)...................................................       17,831,406
                                                                                         ------------

REPURCHASE AGREEMENT -- 1.0%
             With Goldman Sachs & Co., 4.40%, 5/1/01 dated 4/30/01, 4.40%, principal and interest in the amount of $178,022, due 5/1/01,
               (collateralized by US Treasury Bond with a par value of
               $165,000, coupon rate of 6.875%, due 8/15/25, with a market
$  178,000     value of $187,017) ..................................................          178,000
                                                                                         ------------
             TOTAL REPURCHASE AGREEMENT
               (Cost $178,000)......................................................          178,000
                                                                                         ------------
TOTAL INVESTMENTS
  (Cost $19,053,728)......................................................      98.9%    $ 18,009,406

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................       1.1          197,172
                                                                               -----     ------------
NET ASSETS................................................................     100.0%    $ 18,206,578
                                                                               =====     ============

--------------
 1 Non-income producing security.
 2 Securities on loan in whole or part.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Glenmede Fund, Inc. (the "Fund") consists of ten portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Capitalization Value Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Institutional International Portfolio, the Small Capitalization Growth Portfolio and the Core Value Portfolio (collectively the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. Since January 2, 1998 the Small Capitalization Value Portfolio has consisted of two classes of shares, the Advisor Shares and the Institutional Shares.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

     VALUATION OF SECURITIES: Securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

     Equity securities listed on a US securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the securities are primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.

     Bonds  and  other  fixed-income  securities  are  valued  according  to the broadest and most representative market, which is ordinarily the over-the-counter market, at the most recent quoted bid price or when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. Bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the portfolio's investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.



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--------------------------------------------------------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

     The value of other assets and securities for which no market quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

     REPURCHASE AGREEMENTS: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

     FORWARD FOREIGN EXCHANGE CONTRACTS: The International and Institutional International Portfolios may enter into forward foreign exchange contracts. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolios' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no contracts open at April 30, 2001.

     FOREIGN CURRENCY: The books and records of each Portfolio are maintained in United States (US) dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized appreciation/depreciation on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment securities sold.



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                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)


     REVERSE REPURCHASE AGREEMENTS: The Government Cash Portfolio and the Core Fixed Income Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price thereby determining the yield during the buyer's holding period. A reverse repurchase agreement involves the risk that the market value of the collateral retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances the Government Cash Portfolio and the Core Fixed Income Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of its total assets to be subject to such agreements at the time of entering into such agreements,.

     The Core Fixed Income Portfolio's average daily balance of reverse repurchase agreements outstanding during the six months ended April 30, 2001 was approximately $24,863,512 at a weighted average interest rate of approximately 5.27%. The maximum amount of reverse repurchase agreements outstanding at a month-end during the six months ended April 30, 2001 was $26,712,500 as of December 31, 2000, which was 13.30% of total assets.The amount of reverse repurchase agreements outstanding on April 30, 2001 was $21,353,125, which was 11.12% of total assets. As of, and for the six months ended, April 30, 2001, Government Cash Portfolio did not enter into any reverse repurchase agreements.

     INTEREST-ONLY SECURITIES: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of "stripped" securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

     COLLATERALIZED MORTGAGE OBLIGATIONS: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

     TBA PURCHASE COMMITMENTS: The Core Fixed Income Portfolio may enter into TBA (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.



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                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)


     OPTIONS TRANSACTIONS: A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that a fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

     Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not earned or accrued until settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

     In November 2000, a revised AICPAAudit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premiums and discounts on all fixed-income securities, and classify gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. Management expects that there will be no impact on the Fund as a result of the adoption of these principles to the Fund's financial statements.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolio is open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity, Small Capitalization Value, Large Cap Value, International, Institutional International, Small Capitalization Growth and Core Value Portfolios are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Directors in order to avoid a 4% nondeductible Federal excise tax. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.



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                                       80

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                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)


     FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The portfolios may periodically make reclassifications among certain of their capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the UnitedStates.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

     Glenmede Advisors, Inc. ("Advisor"), provides investment advisory services to the Glenmede Funds. Prior to September 1, 2000, the Glenmede Trust Company provided investment advisory services to the Funds. Management personnel of The Glenmede Trust Company responsible for providing investment advisory services to the Glenmede Funds, including the portfolio managers and supervisory personnel, are employees of the Advisor, where they continue to provide such services to the Glenmede Funds.

     The Small Capitalization Value Portfolio, the Institutional International Portfolio and the Core Value Portfolio pay Advisor, for its investment advisory services a monthly fee at the annual rate of 0.55%, 0.75% and 0.45%
respectively, of the value of their average daily net assets. The Small Capitalization Growth Portfolio pays TCW Investment Management Company and Winslow Capital Management, Inc. (each a "Sub-advisor") at the annual rate of 0.60% of that portion of its average net assets each subadvisor manages. In addition, the SmallCapitalization Growth Portfolio pays for its investment advisory services a monthly fee at the annual rate of 0.25% of the value of its average daily net assets. Advisor does not receive a fee from any remaining Portfolios for its investment advisory services. However, each Portfolio (except the Small Capitalization Value, SmallCapitalization Growth and Institutional International Portfolios) pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets. In addition, the Advisor Shares of the Small Capitalization Value Portfolio and the SmallCapitalization Growth Portfolio each pay The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.25% of the value of its average daily net assets. Institutional Shares of the Small Capitalization Value Portfolio pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets.

     For the Institutional International Portfolio, Advisor has agreed to waive its fees and/or reimburse expenses to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average daily net assets. There were no waivers necessary for the six months ended April 30, 2001.

     Investment Company Capital Corp. ("ICCC"), a subsidiary of DeutscheBank AG, provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICCC a fee based on the combined aggregate average daily net assets of the Fund and The Glenmede Portfolios, an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies").



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                                       81

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                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)


     This fee is computed daily and paid monthly at the following  annual rates:
0.12% of the first $100 million, 0.08% of the next $150 million, 0.04% of the next $500 million and 0.03% of the amount in excess of $750 million. This fee is allocated to each portfolio based on its relative net assets.

     The Fund pays each Board member an annual fee of $11,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings.

     Expenses for the six months ended April 30, 2001 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3. PURCHASES AND SALES OF SECURITIES

     For the six months ended April 30, 2001, cost of purchases and proceeds from sales of long-term US Government securities were:

PORTFOLIO                                          PURCHASES            SALES
---------                                        ------------       ------------
Core Fixed Income Portfolio.................     $138,845,507       $151,544,242

     For the six months ended April 30, 2001, cost of purchases and proceeds from sales of investment securities other than US Government securities and short-term securities were:

PORTFOLIO                                          PURCHASES            SALES
---------                                        ------------       ------------
Strategic Equity Portfolio..................     $ 30,236,638       $ 30,807,991
Small Capitalization Value Portfolio........       77,677,276        107,090,849
Large Cap Value Portfolio...................       13,764,385         18,934,658
International Portfolio.....................      379,473,052        356,889,551
Institutional International Portfolio.......      267,527,407        102,326,468
Small Capitalization Growth Portfolio.......       63,913,537         44,132,981
Core Value Portfolio........................       11,339,062         13,832,089

     On April 30, 2001 aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                                         APPRECIATION      DEPRECIATION
---------                                         ------------      ------------
Core Fixed Income Portfolio.................      $ 3,383,434         $  593,143
Strategic Equity Portfolio..................       36,979,420          5,289,799
Small Capitalization Value Portfolio........       51,617,394         10,619,207
Large Cap Value Portfolio...................        1,344,547            365,839
International Portfolio.....................      179,521,064        135,293,700
Institutional International Portfolio.......       13,298,617         26,811,759
Small Capitalization Growth Portfolio.......       17,421,949         34,635,079
Core Value Portfolio........................        1,231,545          2,275,867



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


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                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)


4. COMMON STOCK

     The Fund is authorized to issue and has classified 2,500,000,000 shares of common stock with a $.001 par value. Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

                                            FOR THE SIX            FOR THE
                                            MONTHS ENDED          YEAR ENDED
                                              4/30/01              10/31/00
                                         ---------------        ---------------
GOVERNMENT CASH PORTFOLIO:
    Sold................................ $ 2,344,197,499        $ 3,583,555,238
    Issued as reinvestment of dividends.          11,578                 44,850
    Redeemed............................  (2,318,751,068)        (3,575,765,768)
                                         ---------------        ---------------
    Net increase.......................  $    25,458,009        $     7,834,320
                                         ===============        ===============

TAX-EXEMPT CASH PORTFOLIO:
    Sold................................ $ 1,028,515,992        $ 1,843,406,730
    Issued as reinvestment of dividends.           2,767                  5,797
    Redeemed............................    (930,741,880)        (1,756,310,845)
                                         ---------------        ---------------
    Net increase........................ $    97,776,879        $    87,101,682
                                         ===============        ===============



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                                       83

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                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

                                                  FOR THE SIX                       FOR THE
                                                  MONTHS ENDED                     YEAR ENDED
                                                    4/30/01                         10/31/00
                                          ------------------------------    ------------------------------
                                              Shares           Amount           Shares          Amount
                                          -------------    -------------    -------------    -------------
CORE FIXED INCOME PORTFOLIO:
    Sold ..............................         702,010    $   7,357,753          773,920    $   7,745,584
    Issued as reinvestment of dividends          45,174          464,403           85,971          858,334
    Redeemed ..........................      (1,778,531)     (18,389,924)      (6,300,835)     (62,750,283)
                                          -------------    -------------    -------------    -------------
    Net decrease ......................      (1,031,347)   $ (10,567,768)      (5,440,944)   $ (54,146,365)
                                          =============    =============    =============    =============
STRATEGIC EQUITY PORTFOLIO:
    Sold ..............................         557,390    $  10,993,215          959,837    $  24,086,563
    Issued as reinvestment of dividends             903           15,979        1,031,641       21,149,657
    Redeemed ..........................        (575,664)     (11,053,684)        (591,813)     (14,687,538)
                                          -------------    -------------    -------------    -------------
    Net increase (decrease) ...........         (17,371)   $     (44,490)       1,399,665    $  30,548,682
                                          =============    =============    =============    =============
SMALL CAPITALIZATION VALUE
  PORTFOLIO (ADVISOR SHARES):
    Sold ..............................         471,172    $   8,211,811        3,741,391    $  69,446,935
    Issued as reinvestment of dividends          17,701          290,835          255,020        4,186,156
    Redeemed ..........................      (2,503,528)     (42,675,489)      (6,620,573)    (116,805,528)
                                          -------------    -------------    -------------    -------------
    Net decrease ......................      (2,014,655)   $ (34,172,843)      (2,624,162)   $ (43,172,437)
                                          =============    =============    =============    =============
SMALL CAPITALIZATION VALUE
  PORTFOLIO (INSTITUTIONAL SHARES):
    Sold ..............................         151,553    $   2,615,011          223,852    $   3,800,692
    Issued as reinvestment of dividends          10,341          169,593          110,445        1,820,393
    Redeemed ..........................         (73,000)      (1,265,666)        (622,672)     (10,357,145)
                                          -------------    -------------    -------------    -------------
    Net increase (decrease) ...........          88,894    $   1,518,938         (288,375)   $  (4,736,060)
                                          =============    =============    =============    =============
LARGE CAP VALUE PORTFOLIO:
    Sold ..............................         353,627    $   3,938,122          507,532    $   5,412,689
    Issued as reinvestment of dividends           5,403           56,901           45,928          498,638
    Redeemed ..........................        (842,037)      (9,257,294)      (3,891,171)     (41,529,291)
                                          -------------    -------------    -------------    -------------
    Net decrease ......................        (483,007)   $  (5,262,271)      (3,337,711)   $ (35,617,964)
                                          =============    =============    =============    =============
INTERNATIONAL PORTFOLIO:
    Sold ..............................       6,999,999    $ 110,211,216        9,596,661    $ 173,870,736
    Issued as reinvestment of dividends         106,987        1,582,136        5,796,780       91,555,475
    Redeemed ..........................      (4,867,976)     (75,771,134)      (5,240,243)     (94,303,351)
                                          -------------    -------------    -------------    -------------
    Net increase ......................       2,239,010    $  36,022,218       10,153,198    $ 171,122,860
                                          =============    =============    =============    =============



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                                       84

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                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

                                                   FOR THE SIX                       FOR THE
                                                   MONTHS ENDED                     YEAR ENDED
                                                     4/30/01                         10/31/00
                                           ------------------------------    ------------------------------
                                               Shares           Amount           Shares          Amount
                                           -------------    -------------    -------------    -------------
INSTITUTIONAL INTERNATIONAL PORTFOLIO:
    Sold ...............................      18,336,347    $ 284,186,857       14,509,531    $ 259,492,685
    Issued as reinvestment of dividends             --               --          1,127,151       17,294,342
    Redeemed ...........................    (7,367,764)(      110,075,002)     (14,168,318)    (250,183,130)
                                           -------------    -------------    -------------    -------------
    Net increase .......................      10,968,583    $ 174,111,855        1,468,364    $  26,603,897
                                           =============    =============    =============    =============
SMALL CAPITALIZATION GROWTH PORTFOLIO: 1
    Sold ...............................       2,561,759    $  20,299,175       20,328,241    $ 184,742,939
    Issued as reinvestment of dividends             --               --               --               --
    Redeemed ...........................      (1,665,194)     (11,946,944)        (490,042)      (4,578,436)
                                           -------------    -------------    -------------    -------------
    Net increase .......................         896,565    $   8,352,231       19,838,199    $ 180,164,503
                                           =============    =============    =============    =============
CORE VALUE PORTFOLIO: 2
    Sold ...............................         195,628    $   2,004,236        2,366,150    $  24,418,695
    Issued as reinvestment of dividends              890            8,939            1,275           13,600
    Redeemed ...........................        (424,248)      (4,274,000)        (222,971)      (2,390,188)
                                           -------------    -------------    -------------    -------------
    Net increase (decrease) ............        (227,730)   $  (2,260,825)       2,144,454    $  22,042,107
                                           =============    =============    =============    =============

-------------
 1 Small Capitalization Growth Portfolio began operations on December 29, 1999. 2 Core Value Portfolio began operations on February 28, 2000.

5. LENDING OF PORTFOLIO SECURITIES
     Each Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolios are collateralized by cash and/or government securities that are maintained in an amount at least equal to the current market value of the loaned securities. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.


--------------------------------------------------------------------------------
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


--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

     The Portfolios generated additional income by lending their securities to approved brokers. On April 30, 2001, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

                                                                      % OF TOTAL
                                 MARKET VALUE OF    MARKET VALUE OF     ASSETS
    PORTFOLIO                   LOANED SECURITIES      COLLATERAL       ON LOAN
    ---------                   -----------------   ---------------   ----------
Core Fixed Income Portfolio...    $ 35,365,074       $ 36,608,808        15.49
Strategic Equity Portfolio....       7,429,220          7,490,600         4.63
Small Capitalization Value
   Portfolio..................      11,236,570         11,425,830         4.14
Large Cap Value Portfolio.....         785,934            806,400         4.65
International Portfolio.......     360,875,647        377,056,493        19.41
Institutional International
   Portfolio..................      72,976,145         73,717,194        18.22
Small Capitalization Growth
   Portfolio..................      31,013,168         32,824,820        18.46
Core Value Portfolio..........       1,019,742          1,038,001         5.29


6. CAPITAL LOSS CARRYFORWARDS

     On April 30, 2001, the following Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

                                  EXPIRING    EXPIRING      EXPIRING    EXPIRING
PORTFOLIO                          IN 2001     IN 2002       IN 2003     IN 2004
---------                         --------   ----------     --------    --------
Government Cash Portfolio........ $   127    $    1,000      $26,819        $ --
Tax-Exempt Cash Portfolio........  19,079         8,905       27,815          13
Core Fixed Income Portfolio......      --     7,273,798           --          --

                                  EXPIRING     EXPIRING    EXPIRING    EXPIRING
PORTFOLIO                          IN 2005      IN 2006     IN 2007     IN 2008
---------                         --------   ----------   ----------  ----------
Government Cash Portfolio........ $ 7,815    $       --   $       --  $       --
Tax-Exempt Cash Portfolio........       --        7,168           --          --
Core Fixed Income Portfolio......       --           --    1,869,325   3,712,033
SmallCapitalization Growth
  Portfolio                             --           --    5,038,496   3,250,830
Large Cap Value Portfolio........       --           --           --      92,426
Core Value Portfolio.............       --           --           --     191,628



--------------------------------------------------------------------------------
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


--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

7. FOREIGN SECURITIES

     The Strategic Equity, Small Capitalization Value, Large Cap Value, Small Capitalization Growth, Core Value, International and Institutional International Portfolios may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

8. NET ASSETS

   On April 30, 2001, net assets consisted of:

                                        GOVERNMENT    TAX-EXEMPT    CORE FIXED
                                           CASH          CASH         INCOME
                                         PORTFOLIO     PORTFOLIO     PORTFOLIO
                                       ------------  ------------  ------------
Par value...........................   $    439,164  $    534,992  $     16,232
Paid-in capital in excess of par value  438,724,972   534,457,952   177,672,585
Undistributed net investment income.         71,402            --       827,750
Accumulated net realized loss from
  investment transactions...........           (135)      (64,601)  (13,218,663)
Net unrealized appreciation
  on investments....................             --            --     2,790,292
                                       ------------  ------------  ------------
Total net assets....................   $439,235,403  $534,928,343  $168,088,196
                                       ============  ============  ============



                                                         SMALL         LARGE
                                        STRATEGIC   CAPITALIZATION      CAP
                                         EQUITY          VALUE         VALUE
                                        PORTFOLIO      PORTFOLIO     PORTFOLIO
                                       ------------  ------------  ------------
Par value...........................   $      7,937  $     13,906  $      1,444
Paid-in capital in excess of par value  116,830,216   202,047,817    13,292,829
Undistributed net investment income.        112,064     1,433,736        20,705
Accumulated net realized gain from
  investment transactions...........        653,908    14,424,404     1,387,165
Net unrealized appreciation
  on investments....................     31,560,464    40,998,187       978,709
                                       ------------  ------------  ------------
  Total net assets..................   $149,164,589  $258,918,050   $15,680,852
                                       ============  ============  ============




--------------------------------------------------------------------------------
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


--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

                                                                   INSTITUTIONAL
                                                  INTERNATIONAL    INTERNATIONAL
                                                    PORTFOLIO        PORTFOLIO
                                                  --------------   -------------
Par value ......................................  $       96,371   $     22,313
Paid-in capital in excess of par value .........   1,364,712,623    345,655,949
Undistributed net investment income ............       6,814,925      1,868,629
Accumulated net realized gain (loss) from
   investment and foreign currency transactions       61,511,411     (5,793,653)
Net unrealized appreciation/depreciation on
   investments and foreign currency translations      44,182,613    (13,596,276)
                                                  --------------   ------------
   Total net assets ............................  $1,477,317,943   $328,156,962
                                                  ==============   ============

                                                      SMALL
                                                  CAPITALIZATION       CORE
                                                      GROWTH           VALUE
                                                     PORTFOLIO       PORTFOLIO
                                                  --------------   -------------
Par value ......................................  $       20,735   $      1,917
Paid-in capital in excess of par value .........     187,900,279     19,779,365
Undistributed (distributions in excess of)
   net investment income .......................        (578,662)         7,259
Accumulated net realized loss from
   investment transactions .....................     (31,374,349)      (537,641)
Net unrealized depreciation on investments           (17,213,130)    (1,044,322)
                                                  --------------   -------------
   Total net assets ............................  $ 138,754,873    $ 18,206,578
                                                  ==============   ============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE FUND, INC.
--------------------------------------------------------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
                                   (UNAUDITED)

10. CALL AND PUT OPTIONS

     Call and Put Options written by the Strategic Equity Portfolio and related premiums received during the period were as follows:

                                          CALLS                      PUTS
                                 ---------------------      -------------------
                                         ACTUAL                     ACTUAL
                                 ---------------------      -------------------
STRATEGIC EQUITY                 CONTRACTS    PREMIUMS      CONTRACTS  PREMIUMS
-------------------------------------------------------------------------------
Options outstanding
  October 31, 2000                  200        126,696         200      118,300
Options written                     655        331,544          --           --
Options purchased                    --             --         300       43,200
Options closed                     (240)      (138,856)       (200)    (118,300)
Options exercised                    --             --          --           --
Options expired                    (190)       (83,192)         --           --
-------------------------------------------------------------------------------
Options outstanding
  April 30, 2001                    425        236,192         300       43,200
-------------------------------------------------------------------------------

11. SUBSEQUENT EVENT

     TCW Investment Management Company ("TCW") serves as a sub-adviser to the Fund's Small Capitalization Growth Portfolio (the "Portfolio"). It is expected that Societe Generale Asset Management, S.A. ("SG Asset Management"), will acquire a majority interest in The TCW Group Inc., the parent company of TCW, as a result of which, TCW will become an indirect subsidiary of SG Asset Management and its parent company, Societe Generale, S.A. ("Societe Generale"). Upon consummation, this transaction will constitute an assignment of, and automatically terminate the existing Sub-Advisory Agreement between the Fund, the Advisor and TCW with respect to the Portfolio.

     The Board of Directors of the Fund, has approved a new Sub-Advisory Agreement with respect to the Portfolio, which will be presented to the shareholders of the Portfolio for approval. The terms of the new Sub-Advisory Agreement, including the compensation payable to TCW thereunder, are identical to those of the former Sub-Advisory Agreement and will be effective upon the consummation of the SG Asset Management transaction.



--------------------------------------------------------------------------------
                                       89
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--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                       STATEMENTS OF ASSETSANDLIABILITIES
                          APRIL 30, 2001 -- (UNAUDITED)

                                                       MUNI         NEW JERSEY
                                                   INTERMEDIATE        MUNI
                                                     PORTFOLIO       PORTFOLIO
                                                   ------------     -----------
ASSETS:
  Investments:
  Investments at value .......................      $14,636,901     $16,717,630
                                                    -----------     -----------
  Cash .......................................           33,844          30,560
  Receivable for securities sold .............               --         254,292
  Interest receivable ........................          256,171         245,240
  Prepaid expenses  and other assets .........            1,486           2,759
                                                    -----------     -----------
    Total assets .............................       14,928,402      17,250,481
                                                    -----------     -----------
LIABILITIES:
  Accrued expenses ...........................           24,025          27,352
                                                    -----------     -----------
    Total liabilities ........................           24,025          27,352
                                                    -----------     -----------
NET ASSETS ...................................      $14,904,377     $17,223,129
                                                    ===========     ===========
SHARES OUTSTANDING ...........................        1,442,463       1,665,851
                                                    ===========     ===========
NET ASSET VALUE PER SHARE ....................      $     10.33     $     10.34
                                                    ===========     ===========


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
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


--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED APRIL 30, 2001 -- (UNAUDITED)

                                                        MUNI         NEW JERSEY
                                                    INTERMEDIATE         MUNI
                                                     PORTFOLIO        PORTFOLIO
                                                    ------------     ----------
Investment income:
  Interest ...................................        $ 378,052       $ 394,661
                                                      ---------       ---------
    Total investment income ..................          378,052         394,661
                                                      ---------       ---------
Expenses:
  Administration fee .........................            2,633           3,107
  Professional fees ..........................           12,907          12,165
  Pricing fees ...............................            1,454           2,619
  Shareholder reporting expense ..............            1,470           1,601
  Shareholder servicing fees .................            3,666           4,325
  Custodian fee ..............................              384             452
  Directors' fees and expenses ...............            1,197           1,366
  Registration and filing fees ...............              290           1,979
  Other expenses .............................              373             150
                                                      ---------       ---------
    Total expenses ...........................           24,374          27,764
                                                      ---------       ---------
  Net investment income ......................          353,678         366,897
                                                      ---------       ---------
Realized and unrealized loss:
  Net realized loss on:
    Securities transactions ..................          (22,008)         (4,094)
                                                      ---------       ---------
    Net realized loss ........................          (22,008)         (4,094)
                                                      ---------       ---------
  Net change in unrealized appreciation/
    depreciation of:
    Securities ...............................          187,675         388,590
                                                      ---------       ---------
    Net unrealized appreciation/depreciation .          187,675         388,590
                                                      ---------       ---------
Net realized and unrealized gain .............          165,667         384,496
                                                      ---------       ---------
Net increase in net assets resulting
  from operations ............................        $ 519,345       $ 751,393
                                                    ===========     ===========


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
             FOR THE SIX MONTHS ENDED APRIL 30, 2001 -- (UNAUDITED)

                                                            MUNI       NEW JERSEY
                                                       INTERMEDIATE        MUNI
                                                         PORTFOLIO      PORTFOLIO
                                                       ------------    ------------
Net investment income...............................     $  353,678    $    366,897
Net realized loss on investments....................        (22,008)         (4,094)
Net change in unrealized
  appreciation/depreciation on investments..........        187,675         388,590
                                                       ------------    ------------
Net increase in net assets resulting
  from operations...................................        519,345         751,393
Distributions to shareholders from:
  Net investment income.............................       (336,360)       (354,934)
Net increase (decrease) in net assets from
  capital share transactions........................         97,264        (405,645)
                                                       ------------    ------------
Net increase (decrease) in net assets...............        280,249          (9,186)
NET ASSETS:
Beginning of period.................................     14,624,128      17,232,315
                                                       ------------    ------------
End of period.......................................    $14,904,377    $ 17,223,129
                                                       ============    ============

--------------------------------------------------------------------------------

                       FOR THE YEAR ENDED OCTOBER 31, 2000

                                                           MUNI         NEW JERSEY
                                                       INTERMEDIATE        MUNI
                                                         PORTFOLIO       PORTFOLIO
                                                       ------------    ------------
Net investment income ..............................   $    761,435    $    756,730
Net realized loss on investments ...................        (39,944)        (30,509)
Net change in unrealized
   appreciation/depreciation on investments ........        152,364         222,427
                                                       ------------    ------------
Net increase in net assets resulting from operations        873,855         948,648
Distributions to shareholders:
    From net investment income .....................       (785,570)       (776,516)
Net decrease in net assets from capital share
   transactions ....................................     (1,990,521)       (892,484)
                                                       ------------    ------------
Net decrease in net assets .........................     (1,902,236)       (720,352)
NET ASSETS:
Beginning of year ..................................     16,526,364      17,952,667
                                                       ------------    ------------
End of year ........................................   $ 14,624,128    $ 17,232,315
                                                       ============    ============


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                               FOR THE
                              SIX MONTHS           MUNI INTERMEDIATE PORTFOLIO
                                 ENDED    -----------------------------------------------
                               APRIL 30,         FOR THE YEARS ENDED OCTOBER 31,
                               ---------  -----------------------------------------------
                                2001 1     2000      1999      1998      1997      1996
                                -------   -------   -------   -------   -------   -------
Net asset value,
   beginning of period.....     $ 10.20   $ 10.14   $ 10.56   $ 10.40   $ 10.26   $ 10.32
                                -------   -------   -------   -------   -------   -------
Income from investment
   operations:
Net investment income......        0.25      0.50      0.51      0.51      0.52      0.53
Net realized and unrealized
   gain (loss) on investments      0.11      0.07     (0.42)     0.16      0.14     (0.06)
                                -------   -------   -------   -------   -------   -------
Total from investment
   operations..............        0.36      0.57      0.09      0.67      0.66      0.47
                                -------   -------   -------   -------   -------   -------
Distributions to shareholders
   from net investment income     (0.23)    (0.51)    (0.51)    (0.51)    (0.52)    (0.53)
                                -------   -------   -------   -------   -------   -------
Net asset value,
   end of period...........     $ 10.33   $ 10.20   $ 10.14   $ 10.56   $ 10.40   $ 10.26
                                =======   =======   =======   =======   =======   =======
Total return2..............        3.61%     5.77%     0.91%     6.63%     6.69%     4.67%
                                =======   =======   =======   =======   =======   =======
Ratios to average net assets/
  Supplemental data:
Net assets, end of period
   (in 000's)..............     $14,904   $14,624   $16,526   $19,975   $19,219   $18,471
Ratio of operating expenses to
   average net assets......        0.33% 3   0.31%     0.20%     0.30%     0.34%     0.32%
Ratio of net investment income
   to average net assets...        4.82% 3   4.89%     4.90%     4.88%     5.09%     5.16%
Portfolio turnover rate....          10%        6%        6%       11%       21%       44%

-----------
1 Unaudited.
2 Total return represents aggregate total return for the period indicated. 3 Annualized.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                               FOR THE
                              SIX MONTHS           NEW JERSEY MUNI PORTFOLIO
                                 ENDED     -----------------------------------------
                               APRIL 30,         FOR THE YEARS ENDED OCTOBER 31,
                              ----------   -----------------------------------------
                                2001 1      2000     1999     1998     1997     1996
                                -------    -------  -------  -------  -------  ------
Net asset value,
   beginning of period.....     $ 10.11    $ 10.00  $ 10.43  $ 10.20  $  9.97  $10.00
                                -------    -------  -------  -------  -------  ------
Income from investment
   operations:
Net investment income......        0.22       0.44     0.44     0.44     0.44    0.44
Net realized and unrealized
   gain (loss) on investments      0.22       0.12    (0.43)    0.23     0.23   (0.03)
                                -------    -------  -------  -------  -------  ------
Total from investment
   operations..............        0.44       0.56     0.01     0.67     0.67    0.41
                                -------    -------  -------  -------  -------  ------
Distributions to shareholders
   from net investment income     (0.21)     (0.45)   (0.44)   (0.44)   (0.44)  (0.44)
                                -------    -------  -------  -------  -------  ------
Net asset value,
   end of period...........     $ 10.34    $ 10.11  $ 10.00  $ 10.43  $ 10.20  $ 9.97
                                =======    =======  =======  =======  =======  ======
Total return2..............        4.37%      5.77%    0.08%    6.71%    6.90%   4.24%
                                =======    =======  =======  =======  =======  ======
Ratios to average net assets/
   Supplemental data:
Net assets, end of period
   (in 000's)..............     $17,223    $17,232  $17,953  $17,492  $12,117  $7,545
Ratio of operating expenses to
   average net assets......        0.32% 3    0.30%    0.24%    0.30%    0.31%   0.24%
Ratio of net investment income
   to average net assets...        4.21% 3    4.40%    4.34%    4.33%    4.42%   4.56%
Portfolio turnover rate....           9%         9%      10%       7%      19%     33%

--------------
1 Unaudited.
2 Total return represents aggregate total return for the period indicated. 3 Annualized.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                           MUNI INTERMEDIATE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)



 FACE AMOUNT                                                                                VALUE
 -----------                                                                             ------------
MUNICIPAL BONDS -- 98.2%
             PENNSYLVANIA -- 98.2%
             Allegheny County, PA , Hospital Development Authority Revenue,
               University of Pittsburgh,
               Health Center, Series A, (MBIA Insured),
$  200,000     5.30%, 4/1/08........................................................     $    210,874
             Allegheny County, PA , Re-development Authority Revenue,
               (FHA Insured),
    50,000     5.20%, 8/1/03........................................................           50,284
             Allegheny County, PA , Series C, General Obligation Unlimited,
               (MBIA Insured), Prerefunded 9/15/04 @ $100,
   175,000     5.875%, 9/15/12......................................................          187,194
             Allegheny County, PA, Port Authority Special Revenue, (MBIA Insured),
   300,000     5.30%, 3/1/10........................................................          320,463
             Beaver Falls, PA, Municipal Authority Water and Hydroelectric
               Revenue, (FGIC Insured),
   500,000     5.70%, 12/1/08.......................................................          513,000
             Chester County, PA, General Obligation Unlimited,
   325,000     5.40%, 12/15/06......................................................          336,346
             Dauphin County, PA General Authority Hospital Revenue,
               (FGIC Insured),
   375,000     6.125%, 7/1/10.......................................................          412,481
             Dauphin County, PA, General Authority Revenue,
               Mandatory Put 6/1/2006 @ $100,
   130,000     6.80%, 6/1/26........................................................          133,909
             Dauphin County, PA, General Authority Revenue,
               Mandatory Put 6/1/2011 @ $100,
   100,000     6.85%, 6/1/26........................................................          103,060
             Dauphin County, PA, Series B, General Obligation Unlimited,
               (MBIA Insured),
   125,000     5.20%, 3/15/04.......................................................          125,144
             Delaware River Joint Toll Bridge, Refunding, (FGIC Insured),
   600,000     6.15%, 7/1/04........................................................          618,096
             Delaware River Port Authority, PA and NJ Delaware River Bridges
               Revenue Escrowed to Maturity:
   210,000     6.00%, 1/15/10.......................................................          225,643
   165,000     6.50%, 1/15/11.......................................................          182,259
             Downington, PA, Area School District, General Obligation
               Unlimited,
   300,000     5.50%, 2/1/10........................................................          319,473


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                           MUNI INTERMEDIATE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)



 FACE AMOUNT                                                                                VALUE
 -----------                                                                             ------------
MUNICIPAL BONDS -- (CONTINUED)
             Geisinger Authority PA Health System, Refunding,
$  390,000     5.00%, 8/15/08.......................................................     $    398,576
             Gettysburg, PA, Municipal Authority County, Guaranteed Hospital
               Revenue, Gettysburg Hospital Project, (MBIA County
               Guaranteed),
   100,000     6.20%, 7/1/12........................................................          102,344
             Lancaster, PA, Area Sewer Authority, Escrowed to Maturity,
    40,000     6.00%, 4/1/12........................................................           43,690
             Lancaster, PA, Higher Education Authority College Revenue,
               Franklin & Marshall, College Project, (MBIA Insured),
   170,000     6.55%, 4/15/07.......................................................          175,146
             Lower Merion Township PA School District, General Obligation
               Unlimited, (State Aid Withholding),
   500,000     5.125%, 5/15/18......................................................          494,115
             Lycoming County, PA, College Revenue, PA College of Technology,
               (AMBAC Insured),
   125,000     5.20%, 11/1/04.......................................................          128,150
             Montgomery County, PA, Higher Education & Health Authority
               Hospital Revenue, Abington Memorial Hospital, Series A,
               (AMBAC Insured),
   100,000     5.80%, 6/1/04........................................................          105,459
             Montgomery County, PA, Industrial Development Authority
               Revenue,
   110,000     7.50%, 1/1/12........................................................          112,160
             New Kensington, PA, General Obligation Unlimited, (FGIC
               Insured),
   100,000     5.625%, 10/1/04......................................................          100,143
             North East, PA, School District, Refunding, (AMBAC Insured),
   200,000     6.00%, 9/15/10.......................................................          206,310
             North Pocono, PA, School District,  General Obligation Unlimited,
               (FGIC Insured),
   150,000     5.25%, 7/15/06.......................................................          150,337
             Northampton Bucks, PA, Bucks County Municipal Authority Sewer
               Revenue,
   315,000     6.20%, 11/1/13.......................................................          350,245
             Northampton County, PA, Higher Education Authority Revenue --
               Lehigh University,
   425,000     5.25%, 11/15/09......................................................          449,552


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                           MUNI INTERMEDIATE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)



 FACE AMOUNT                                                                                VALUE
 -----------                                                                             ------------
MUNICIPAL BONDS -- (CONTINUED)
             Pennridge, PA, School District, Series A, General Obligation
               Unlimited, (AMBAC Insured),
$  200,000     6.25%, 2/15/04.......................................................       $  204,782
             Pennsylvania Housing Finance Agency, Refunding, Rental Housing:
   350,000     5.25%, 7/1/04........................................................          361,515
   500,000     5.45%, 7/1/06........................................................          519,650
   100,000     6.25%, 7/1/07........................................................          103,700
    50,000     5.80%, 7/1/18........................................................           50,507
             Pennsylvania Housing Finance Agency, Single Family Mortgage,
               Series 38,
   330,000     5.50%, 4/1/05........................................................          334,386
             Pennsylvania Intergovernmental Co-op Authority, Special Tax
               Revenue, City of Philadelphia Funding Program, (FGIC Insured),
   200,000     5.25%, 6/15/06.......................................................          207,074
             Pennsylvania Intergovernmental Co-op Authority, Special Tax
               Revenue, City of Philadelphia Funding Program, Escrowed to
               Maturity, (FGIC Insured),
   300,000     6.00%, 6/15/02.......................................................          305,301
             Pennsylvania State Finance Authority Revenue, Refunding,
               Municipal Capital Improvements Program,
 1,000,000     6.60%, 11/1/09.......................................................        1,082,950
             Pennsylvania State Higher Educational Facilities Authority College
               and University Revenues, College of Pharmacy, (MBIA Insured),
   220,000     5.25%, 11/1/09.......................................................          227,517
             Pennsylvania State Higher Educational Facilities Authority College
               and University Revenues, University of Pennsylvania,
   250,000     5.60%, 9/1/10........................................................          259,810
             Pennsylvania State, First Series, General Obligation Unlimited,
   250,000     6.375%, 9/15/12......................................................          258,675
             Perkiomen Valley School Authority, PA, School Revenue, Escrowed
               to Maturity, (MBIA Insured),
     5,000     6.40%, 12/1/02.......................................................            5,112
             Philadelphia, PA, Gas Works Revenue, (FSA Insured),
   100,000     5.50%, 7/1/04........................................................          104,965
             Philadelphia, PA, Hospital Revenue,  Escrowed to Maturity, (FGIC
               Insured),
   320,000     5.875%, 7/1/08.......................................................          321,408


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                           MUNI INTERMEDIATE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)



 FACE AMOUNT                                                                                VALUE
 -----------                                                                             ------------
MUNICIPAL BONDS -- (CONTINUED)
             Philadelphia, PA, Hospitals and Higher Educational Facilities
               Authority, Hospital Revenue, Children's Hospital Philadelphia,
               Series A,
$  100,000     5.00%, 2/15/02.......................................................     $    101,125
             Philadelphia, PA, Municipal Authority Revenue, Refunding --
               Lease -- Series C, (FGIC Insured),
   225,000     5.00%, 4/1/07........................................................          233,622
             Pittsburgh, PA, Urban Redevelopment Authority Mortgage
               Revenue, Series D:
   255,000     5.75%, 10/1/07.......................................................          263,894
   150,000     6.20%, 4/1/11........................................................          153,887
   155,000     6.20%, 10/1/11.......................................................          159,016
             Ringgold, PA, School District, Escrowed to Maturity,
   235,000     6.20%, 1/15/13.......................................................          258,484
             Sayre, PA, Health Care Facilities Authority Revenue, (AMBAC
               Insured),
   250,000     6.10%, 7/1/02........................................................          257,545
             Seneca Valley, PA, School District, Series B, General Obligation
               Unlimited, (FGIC Insured):
   100,000     5.70%, 7/1/06........................................................          101,780
   225,000     5.80%, 7/1/10........................................................          228,049
             Southeastern Pennsylvania Transportation Authority, PA, Lease
               Revenue,
    25,000     5.75%, 12/1/04.......................................................           25,040
             State Public School Building Authority, PA, School Revenue, Garnet
               Valley School District Project, (AMBAC Insured),
   500,000     5.25%, 2/1/12........................................................          518,900
             Swarthmore Borough, PA, College Revenue, Prerefunded 9/15/2002
               @ $102,
    15,000     6.10%, 9/15/07.......................................................           15,837
             Swarthmore Borough, PA, College Revenue, Unrefunded Balance,
    85,000     6.10%, 9/15/07.......................................................           89,531
             Swatara Township Authority, PA, Sewer Revenue, Escrowed to
               Maturity, (MBIA Insured),
   120,000     6.15%, 5/1/07........................................................          133,040
             Unionville-Chadds Ford, PA, School District, General Obligation
               Unlimited, Prerefunded 6/1/03 @ $100, (State Aid Withholding),
   125,000     5.50%, 6/1/08........................................................          129,975


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                           MUNI INTERMEDIATE PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONCLUDED)
                          APRIL 30, 2001 -- (UNAUDITED)



 FACE AMOUNT                                                                                VALUE
 -----------                                                                             ------------
MUNICIPAL BONDS -- (CONCLUDED)
             University of Pittsburgh, PA, Refunded Series B,
$  400,000     5.50%, 6/1/09........................................................     $    427,404
             Wallingford -- Swarthmore, PA, School District, Series C, (FSA State
               Aid Withholding),
   125,000     5.00%, 5/15/09.......................................................          128,739
             Wayne County, PA, Hospital and Health Facilities Authority, County
               Guaranteed,  Hospital Revenue, Wayne Memorial Hospital
               Project, (MBIA Insured),
   325,000     5.05%, 7/1/03........................................................          334,597
             York County, PA, Industrial Development Authority, Industrial
               Development Revenue, Refunding, Stanley Works Project,
   170,000     6.25%, 7/1/02........................................................          174,631
                                                                                         ------------
                                                                                           14,636,901
                                                                                         ------------
             TOTAL MUNICIPAL BONDS
               (Cost $14,257,349)...................................................       14,636,901
                                                                                         ------------
TOTAL INVESTMENTS
  (Cost $14,257,349)......................................................      98.2%    $ 14,636,901

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................       1.8          267,476
                                                                               -----     ------------
NET ASSETS................................................................     100.0%    $ 14,904,377
                                                                               =====     ============


---------
Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance Inc.
MBIA -- Municipal Bond Investors Assurance


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                            NEW JERSEY MUNI PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2001 -- (UNAUDITED)



 FACE AMOUNT                                                                                VALUE
 -----------                                                                             ------------
MUNICIPAL BONDS -- 97.1%
             Asbury Park, NJ, Board of Education,  General Obligation
               Unlimited, (MBIA Insured),
$  100,000     5.55%, 2/1/07........................................................       $  107,357
             Beach Haven, NJ, General Obligation Unlimited, (MBIA Insured),
   100,000     5.70%, 8/15/03.......................................................          104,731
             Bergen County, NJ General Improvement, General Obligation
               Unlimited,
   100,000     4.00%, 11/15/05......................................................          101,034
             Black Horse Pike, NJ, Regional School District, General Obligation
               Unlimited, (FGIC Insured),
   400,000     4.75%, 12/1/04.......................................................          414,516
             Burlington County, NJ General Improvement, General Obligation
               Unlimited:
   100,000     5.20%, 9/15/02.......................................................          102,535
   500,000     4.85%, 7/15/06.......................................................          516,900
             Burlington County, NJ, General Obligation Unlimited,
   100,000     5.20%, 10/1/04.......................................................          103,044
             Cape May County, NJ, General Improvements, General Obligation
               Unlimited, (AMBAC Insured),
   150,000     5.35%, 8/1/04........................................................          157,698
             Cape May County, NJ, Municipal Utilities Authority, Sewer Revenue,
               Refunding, (AMBAC Insured),
   200,000     5.60%, 1/1/05........................................................          209,248
             Casino Reinvestment Development Authority, NJ, Parking Fee
               Revenue, Series A, (FSA Insured),
   100,000     5.00%, 10/1/04.......................................................          104,104
             Cherry Hill Township, NJ, General Obligation Unlimited,
   150,000     5.125%, 7/15/10......................................................          157,414
             Delaware River  Port Authority PA & NJ Revenue, Refunding, Series
               B (AMBAC Insured),
   250,000     5.25%, 1/1/09........................................................          264,857
             Delaware River & Bay Authority Delaware Revenue, Public
               Improvements, Series A,
   100,000     5.10%, 1/1/08........................................................          104,354
             Delaware River Joint Toll Bridge, Commonwealth of Pennsylvania
               Bridge Revenue, Refunding, (FGIC Insured),
   200,000     6.25%, 7/1/12........................................................          204,802


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                            NEW JERSEY MUNI PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)



 FACE AMOUNT                                                                                VALUE
 -----------                                                                             ------------
MUNICIPAL BONDS -- (CONTINUED)
             Delaware River Joint Toll Bridge, Commonwealth of Pennsylvania
               Bridge Revenue, Refunding, (FGIC Insured),
$  100,000     6.15%, 7/1/04........................................................     $    103,016
             Delaware River Port Authority, PA, NJ, and DE River Bridges
               Revenue, Escrowed to Maturity,:
   345,000     5.625%, 1/15/09......................................................          363,644
   285,000     6.00%, 1/15/10.......................................................          306,230
   160,000     6.50%, 1/15/11.......................................................          176,736
             Gloucester County, NJ, Improvement Authority Revenue, County
               Library Lease Project,
   100,000     5.20%, 12/15/05......................................................          104,667
             Hamilton Township, Atlantic City, NJ, General Obligation Unlimited,
               (FGIC Insured),
   250,000     4.25%, 10/1/06.......................................................          252,890
             Hasbrouck Heights, NJ, General Improvements, General
               Obligation Unlimited,
   200,000     5.25%, 9/1/04........................................................          208,804
             High Bridge, NJ, Regional Board of Education, General Obligation
               Unlimited, (FSA Insured),
   110,000     5.40%, 2/15/09.......................................................          116,433
             Hudson County,  NJ, Certificates of Participation, Refunding --
               Correctional Facilities, (MBIA Insured),
   250,000     6.20%, 6/1/03........................................................          260,432
             Hunterdon County, NJ, General Obligation Unlimited,
   100,000     4.20%, 12/15/04......................................................          101,814
             Hunterdon, NJ, Central Regional High School District, General
               Obligation Unlimited, (FSA Insured),
   200,000     5.25%, 5/1/06........................................................          211,606
             Jefferson Township, NJ,  General Obligation Unlimited, Sewer
               Improvements,  (AMBAC Insured),
   130,000     5.45%, 10/1/09.......................................................          134,608
             Jersey City, NJ, Municipal Utilities Authority Water Revenue, (FSA
               Insured),
   200,000     4.75%, 4/1/04........................................................          205,700
             Jersey City, NJ, School Improvements, General Obligation
               Unlimited, (MBIA Insured),
   250,000     5.50%, 3/15/06.......................................................          266,105


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                            NEW JERSEY MUNI PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)



 FACE AMOUNT                                                                                VALUE
 -----------                                                                             ------------
MUNICIPAL BONDS -- (CONTINUED)
             Lyndhurst Township, NJ, General Improvements, General
               Obligation Unlimited,  (FGIC Insured),
$  100,000     5.50%, 10/1/05.......................................................      $  105,645
             Manalapan-Englishtown, NJ, Regional Board of Education,
               General Obligation Unlimited, (School Board Residual Fund
               Insured),
   105,000     5.00%, 5/1/07........................................................         110,040
             Mercer County, NJ, Improvement Authority Revenue, Refunding --
               Government Leasing, (County Guaranteed -- A),
   150,000     5.40%, 12/1/05.......................................................         156,972
             Mercer County, NJ, Improvement Authority Revenue, Refunding --
               Solid Waste, (County Guaranteed -- Series 97),
   100,000     5.20%, 9/15/08.......................................................         105,891
             Middlesex County, NJ, Improvement Authority Revenue,,
   145,000     5.45%, 9/15/11.......................................................         152,077
             Monmouth County NJ, Improvement Authority Revenue, (AMBAC
               Insured),
   250,000     5.00%, 12/1/12.......................................................         256,695
             Monmouth County, NJ,  General Obligation Unlimited, Public
               Improvements,
   250,000     5.00%, 8/1/09........................................................         260,372
             Monmouth County, NJ, General Improvements Senior Lien --
               Series A, General Obligation Unlimited,
    50,000     4.50%, 8/1/08........................................................          51,020
             Morris Township, NJ, School District, General
               Obligation Unlimited, (School Board Residual Fund Insured),
   200,000     5.625%, 4/1/06.......................................................         211,750
             Mount Holly, NJ Municipal Utilities Authority Sewer Revenue,
               Prerefunded 12/1/08 @ 100, (MBIA Insured),
    80,000     5.00%, 12/1/13.......................................................          84,118
             Mount Holly, NJ Municipal Utilities Authority Sewer Revenue,
               Unrefundeded (MBIA Insured),
    20,000     5.00%, 12/1/13.......................................................          20,315
             New Jersey Building Authority Revenue, Refunding, General
               Improvement,
   100,000     4.50%, 6/15/04.......................................................         102,307
             New Jersey Economic Development Authority, Burlington Coat
               Factory, Refunding,
   250,000     5.60%, 9/1/05........................................................         261,570


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                            NEW JERSEY MUNI PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)



 FACE AMOUNT                                                                                VALUE
 -----------                                                                             ------------
MUNICIPAL BONDS -- (CONTINUED)
             New Jersey Economic Development Authority, Market Transition
               Facilities Revenue,  Senior Lien -- Series A, (MBIA Insured),
$  125,000     5.75%, 7/1/06........................................................     $    133,532
             New Jersey Economic Development Authority, Market Transition
               Facilities Revenue, Senior Lien -- Series A, (MBIA Insured),
   200,000     5.70%, 7/1/05........................................................          213,876
             New Jersey Economic Development Authority, Parking Facility
               Improvements, Elizabeth Development Project, (FGIC Insured),
   100,000     5.20%, 10/15/08......................................................          105,950
             New Jersey Environmental Infrastructure, Sewer Improvements,
   200,000     4.25%, 9/1/07........................................................          201,760
             New Jersey Health Care Facilites Finance Authority Revenue,
               St Joseph's Hospital, Refunding,
   100,000     5.00%, 7/1/03........................................................          102,850
             New Jersey Health Care Facilities Finance Authority Revenue,
               Allegany Health, (MBIA Insured) Escrowed to Maturity,
   400,000     4.80%, 7/1/05........................................................          415,268
             New Jersey Health Care Facilities Finance Authority Revenue,
               Kennedy Health System -- Series A, (MBIA Insured),
   200,000     5.00%, 7/1/09........................................................          208,270
             New Jersey State Educational  Facilities Authority Revenue,  Higher
               Education Facilities Trust Fund -- Series A, (AMBAC Insured):
   100,000     5.125%, 9/1/02.......................................................          102,326
   100,000     5.125%, 9/1/08.......................................................          104,697
             New Jersey State Educational Facilities Authority Revenue, Higher
               Education Facilities Trust Fund -- Series A, (AMBAC Insured),
   350,000     5.125%, 9/1/07.......................................................          369,023
             New Jersey State Educational Facilities Authority Revenue, Higher
               Education Capital Improvement, Series B,
   400,000     5.00%, 9/1/14........................................................          404,136
             New Jersey State Educational Facilties Authority Revenue,
               Princeton University-- Series A,
   225,000     5.50%, 7/1/05........................................................          236,102
             New Jersey State Educational Facilities Authority Revenue, Higher
               Education Technology -- Series A,
   200,000     4.40%, 9/1/06........................................................          204,186
             New Jersey State Educational Facilities Authority Revenue,
               Refunding -- Ramapo College -- Series E, (MBIA Insured),
   100,000     4.80%, 7/1/01........................................................          100,275


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                            NEW JERSEY MUNI PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)



 FACE AMOUNT                                                                                VALUE
 -----------                                                                             ------------
MUNICIPAL BONDS -- (CONTINUED)
             New Jersey State Highway Authority Garden State Parkway
               General Revenue, Prerefunded, (AMBAC
Insured),
$   30,000     6.15%, 1/1/07........................................................     $     31,190
             New Jersey State Highway Authority Garden State Parkway
               General Revunue, Prerefunded, (AMBAC Insured),
   220,000     6.15%, 1/1/07........................................................          228,349
             New Jersey State Housing and Mortgage Finance Agency
               Revenue, Home Buyer -- Series P, (MBIA Insured),
   150,000     5.05%, 4/1/07........................................................          155,628
             New Jersey State Housing and Mortgage Finance Agency
               Revenue, Local or Guaranteed Housing -- Series A,
               (HUD Section 8),
   200,000     6.50%, 11/1/03.......................................................          206,502
             New Jersey State Housing and Mortgage Finance Agency
               Revenue, Multi-Family Series B (FSA Insured),
   250,000     5.75%, 11/1/11.......................................................          267,480
             New Jersey State Transportation Trust Fund Authority,
               Transportation System -- Series A,
   300,000     5.00%, 6/15/12.......................................................          305,379
             New Jersey State Transportation Trust Fund Authority,
               Transportation System-- Series A, (MBIA Insured),
   165,000     4.75%, 12/15/07......................................................          171,257
             New Jersey State Transportation Trust Fund Authority,
               Transportation System -- Series A, Escrowed to Maturity,
   150,000     5.30%, 12/15/01......................................................          152,049
             New Jersey State Transportation Trust Fund Authority,
               Transportation System -- Series B, (MBIA Insured),
   200,000     5.00%, 6/15/04.......................................................          207,838
             New Jersey State Turnpike Authority Turnpike Revenue,
               Prerefunded, Series A, (MBIA-IBC Insured),
    80,000     5.90%, 1/1/04........................................................           83,042
             New Jersey State Turnpike Authority Turnpike Revenue,
               Unrefunded, Series A, (MBIA-IBC Insured),
   170,000     5.90%, 1/1/04........................................................          175,719
             New Jersey State, General Obligation Unlimited, Refunding --
               Series F,
   250,000     5.00%, 8/1/07........................................................          262,425


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                            NEW JERSEY MUNI PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)



 FACE AMOUNT                                                                                VALUE
 -----------                                                                             ------------
MUNICIPAL BONDS -- (CONTINUED)
             New Jersey Wastewater Treatment Trust -- Refunding -- Series C,
               (MBIA Insured),
$  125,000     6.25%, 5/15/03.......................................................       $  131,563
             New Jersey Wastewater Treatment Trust -- Unrefunded --
               Series A,
     5,000     6.00%, 7/1/09........................................................            5,121
             New Jersey Wastewater Treatment Trust -- Series A, Prerefunded
               7/1/01 @ 102,
   140,000     6.00%, 7/1/09.......................................        143,403
             Ocean County, NJ, General Improvement, General Obligation
               Unlimited, Prerefunded 7/1/04 @ $102,
   100,000     5.65%, 7/1/06........................................................          106,686
             Ocean County, NJ, General Obligation Unlimited,
   250,000     4.875%, 12/15/09.....................................................          259,645
             Ocean County, NJ, Utility Authority, Wastewater Revenue,
               Refunding,
    85,000     5.00%, 1/1/05........................................................           88,281
             Ocean Township, NJ, Sewer Authority, Revenue Bonds -- Series B,
               (FGIC Insured),
   250,000     6.00%, 12/1/07.......................................................          261,625
             Park Ridge, NJ, General Obligation Unlimited,
   200,000     5.60%, 11/1/03.......................................................          209,248
             Passaic Valley, NJ, General Obligation Unlimited, (FGIC Insured),
   100,000     5.125%, 9/1/08.......................................................          103,653
             Passaic Valley, NJ, General Obligation Unlimited, (FSA Insured),
   270,000     5.00%, 11/15/04......................................................          281,092
             Passaic Valley, NJ, Sewer Commission, Sewer System -- Series D,
               (AMBAC Insured),
   100,000     5.75%, 12/1/09.......................................................          103,940
             Perth Amboy, NJ, Board of Education, General Obligation
               Unlimited, (MBIA Insured), Prerefunded 3/1/04 @ $102,
   130,000     6.20%, 8/1/06........................................................          142,425
             Red Bank, NJ, Board of Education, General Obligation Unlimited,
               (School Board Residual Fund Insured),
   250,000     5.15%, 5/1/12........................................................          259,458
             Ridgewood, NJ, General Obligation Unlimited,
   500,000     5.20%, 10/1/08.......................................................          531,245
             Rutgers State University, NJ, Refunding -- Series S,
   125,000     5.25%, 5/1/07........................................................          129,944


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                            NEW JERSEY MUNI PORTFOLIO
                SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
                          APRIL 30, 2001 -- (UNAUDITED)



 FACE AMOUNT                                                                                VALUE
 -----------                                                                             ------------
MUNICIPAL BONDS -- (CONCLUDED)
             South Brunswick Township, NJ, General Obligation Unlimited,
               (MBIA Insured):
$  135,000     5.25%, 10/1/03.......................................................       $  140,527
   130,000     5.35%, 4/1/06........................................................          132,865
             Southern Regional High School District, NJ, General Obligation
               Unlimited, (MBIA Insured),
   250,000     5.40%, 9/1/04........................................................          263,500
             Sparta Township, NJ, School District, General Obligation Unlimited,
               (MBIA Insured),
   160,000     5.75%, 9/1/04........................................................          170,299
             Warren County, NJ, School District, General Obligation Unlimited,
               General Obligation Limited (School Board Residual Fund
               Insured),
   150,000     5.35%, 3/15/10.......................................................          160,028
             West Orange, NJ, General Obligation Unlimited,
   100,000     5.10%, 1/1/05........................................................          104,373
             West Windsor Township, NJ, General Obligation Unlimited,
               Refunding,
   130,000     4.00%, 7/15/06.......................................................          130,237
             Western Monmouth Utilities Authority, NJ, Revenue, Series A,
               (AMBAC Insured),
   350,000     5.25%, 2/1/09........................................................          365,312
                                                                                         ------------
             TOTAL MUNICIPAL BONDS
               (Cost $16,237,919)...................................................       16,717,630
                                                                                         ------------
TOTAL INVESTMENTS
  (Cost $16,237,919)......................................................      97.1%    $ 16,717,630

OTHER ASSETS IN EXCESS OF LIABILITIES.....................................       2.9          505,499
                                                                               -----     ------------
NET ASSETS................................................................     100.0%    $ 17,223,129
                                                                               =====     ============

--------------
Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FSA -- Financial Security Assurance Inc.
HUD -- Housing UrbanDevelopment
MBIA -- Municipal Bond Investors Assurance


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Glenmede Portfolios (the "Fund") is an investment company that was organized as a Massachusetts business trust on March 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. As of April 30, 2001 -- (Unaudited), the Fund offered shares of two SubTrusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (collectively, the "Portfolios").

     The preparation of financial statements in conformity with accounting principles generally accepted in the UnitedStates requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

     VALUATION OF SECURITIES: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers. Municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts when appropriate.

     Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not earned or accrued until settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to settlement date.

     In November 2000, a revised AICPAAudit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premiums and discounts on all fixed-income securities, and classify gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. Management expects that there will be no impact on the Fund as a result of the adoption of these principles to the Fund's financial statements.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)


capital gains for each Portfolio may be made at the discretion of the Board of Trustees in order to avoid a 4% nondeductible Federal excise tax. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains of various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

     FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no Federal income tax provision is required. The Portfolios may periodically make reclassifications among certain of their capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

     Glenmede Advisors, Inc. ("Advisor"), provides investment advisory services to the Glenmede Funds. Prior to September 1, 2000, the Glenmede Trust Company provided investment advisory services to the Funds. Management personnel of The Glenmede Trust Company responsible for providing investment advisory services to the Glenmede Funds, including the portfolio managers and supervisory personnel, are employees of the Advisor, where they continue to provide such services to the Glenmede Funds.

     Glenmede Advisers, Inc. (the "Advisor") provides investment advisory services to the Fund. The Advisor does not receive a fee from the Portfolios for its investment advisory services. However, each Portfolio pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets.

     Investment Company Capital Corp. ("ICCC"), a subsidiary of DeutscheBank AG, provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICCC a fee based on the combined aggregate average daily net assets of the Fund and The Glenmede Fund, Inc., an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies"). This fee is computed daily and paid monthly at the following annual rates: 0.12% of the first $100 million, 0.08% of the next $150 million, 0.04% of the next $500 million and 0.03% of the amount in excess of $750 million. This fee is allocated to each Portfolio based on its relative net assets.

     The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

     Expenses for the six months ended April 30, 2001 include legal fees paid to Drinker Biddle &Reath LLP. A partner of the law firm is Secretary of the Fund.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)


3. PURCHASES AND SALES OF SECURITIES

     For the six months ended April 30, 2001, cost of purchases and proceeds from sales of investment securities other than US Government securities and short-term securities were:

PORTFOLIO                                        PURCHASES              SALES
---------                                        ----------           ----------
Muni Intermediate Portfolio ................     $1,710,622           $1,487,129
New Jersey Muni Portfolio...................      1,532,267            2,146,631

     On April 30, 2001, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                                        APPRECIATION       DEPRECIATION
---------                                        ------------       ------------
Muni Intermediate Portfolio.................       $400,483              $20,931
New Jersey Muni Portfolio...................        483,124                3,413

4. SHARES OF BENEFICIAL INTEREST

     The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

                                        FOR THE SIX             FOR THE
                                       MONTHS ENDED           YEAR ENDED
                                          4/30/01              10/31/00
                                    -------------------  -----------------------
                                    Shares      Amount    Shares      Amount
                                    ------    ---------  --------   ------------
MUNI INTERMEDIATE PORTFOLIO:
    Sold.........................   76,694  $   791,500   173,593   $ 1,757,800
    Redeemed.....................  (67,612)    (694,236) (370,347)   (3,748,321)
                                   -------  -----------  --------   -----------
    Net increase (decrease)......    9,082  $    97,264  (196,754)  $(1,990,521)
                                   =======  ===========  ========   ===========


NEW JERSEY MUNI PORTFOLIO:
    Sold.........................   78,027  $   805,000   212,440   $ 2,116,000
    Redeemed..................... (117,194)  (1,210,645) (302,134)   (3,008,484)
                                   -------  -----------  --------   -----------
    Net decrease.................  (39,167) $  (405,645)  (89,694)  $  (892,484)
                                   =======  ===========  ========   ===========




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             THE GLENMEDE PORTFOLIOS
--------------------------------------------------------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
                                   (UNAUDITED)


5. CAPITAL LOSS CARRYFORWARDS

     On April 30, 2001, the Portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:


                             EXPIRING EXPIRING EXPIRING EXPIRING EXPIRING EXPIRING
PORTFOLIO                     IN 2002  IN 2003  IN 2004  IN 2005  IN 2006  IN 2007
---------                    -------- -------- -------- -------- -------- --------
Muni Intermediate Portfolio.$143,831 $549,436   $ 2,107  $42,723  $    -- $    --
New Jersey Muni Portfolio...  56,593   21,708    11,660       --    1,722   2,683

                             EXPIRING
PORTFOLIO                     IN 2008
---------                    --------
Muni Intermediate Portfolio. $39,944
New Jersey Muni Portfolio...  30,509

6. CONCENTRATION OF CREDIT

     The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies and public authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

7. NET ASSETS

     On April 30, 2001, net assets consisted of:


                                                         MUNI      NEW JERSEY
                                                    INTERMEDIATE      MUNI
                                                      PORTFOLIO     PORTFOLIO
                                                    ------------   -----------
Par Value.........................................   $     1,442   $     1,666
Paid in capital in excess of par value............    15,265,981    16,811,327
Undistributed net investment income...............        57,748        59,955
Accumulated net realized loss from
   investment transactions........................      (800,346)     (129,530)
Net unrealized appreciation of investments .......       379,552       479,711
                                                     -----------   -----------
     Total Net Assets.............................   $14,904,377   $17,223,129
                                                     ===========   ===========



--------------------------------------------------------------------------------

               THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS
                         OFFICERS AND DIRECTORS/TRUSTEES

John W. Church, Jr.
   Chairman,
   Director/Trustee

H. Franklin Allen, Ph.D.
   Director/Trustee

Willard S. Boothby, Jr.
   Director/Trustee

Frank J. Palamara
   Director/Trustee

G. Thompson Pew,  Jr.
   Director/Trustee

Mary Ann B. Wirts
   President

Kimberly C.  Osborne
   Executive Vice President,
   Treasurer

Michael P.  Malloy
   Secretary


INVESTMENT ADVISOR
   Glenmede Advisers, Inc.
   One Liberty Place
   1650 Market Street, Suite 1200
   Philadelphia, Pennsylvania 19103

ADMINISTRATOR
   Investment Company Capital Corp.
   P.O. Box 515
   Baltimore, Maryland 21203

CUSTODIAN
   The Chase Manhattan Bank, N.A.
   3 Chase Metrotech Center
   Brooklyn, NY 11245

LEGAL COUNSEL
   Drinker Biddle & Reath LLP
   One Logan Square
   18th & Cherry Streets
   Philadelphia, Pennsylvania 19103-6996

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   250 West Pratt Street
   Baltimore, Maryland 21201

INVESTMENT SUB-ADVISORS
   (for Small Capitalization Growth Portfolio)
   TCW Investment Management Company
   865 South Figueroa Street
   Los Angeles, California 90017

   Winslow Capital Management,Inc.
   4720 IDSTower
   80 South EighthStreet
   Minneapolis, Minnesota 55402

DISTRIBUTOR
   ICC Distributors, Inc.
   Two Portland Square
   Portland, Maine 04101

The report is submitted for the general  information of the  shareholders of The

Glenmede  Fund,  Inc.  and The Glenmede  Portfolios.  It is not  authorized  for distribution  to  prospective  investors  unless  accompanied  or preceded by an effective  prospectus for the Funds, which contains  information  concerning the

Fund's investment policies and expenses as well as other pertinent information.